UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: February 28, 2011 for all funds in this filing except Wells Fargo Advantage Adjustable Rate Government Fund, Wells Fargo Advantage Government Securities Fund, Wells Fargo Advantage High Income Fund, Wells Fargo Advantage High Yield Bond Fund, Wells Fargo Advantage Income Plus Fund, Wells Fargo Advantage Short Duration Government Bond Fund, Wells Fargo Advantage Short-Term Bond Fund, Wells Fargo Advantage Short-Term High Yield Bond Fund, Wells Fargo Advantage Ultra Short-Term Income Fund, and Wells Fargo Advantage North Carolina Tax-Free Fund, which had fiscal year end of August 31, 2010.

Date of reporting period: May 31, 2011

ITEM 1. SCHEDULE OF INVESTMENTS WELLS FARGO ADVANTAGE DOW JONES TARGET FUNDS	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

TARGET 2010 FUND

Shares	Security Name		Value
Investments in Affiliated Master Portfolios: 100.12%
N/A Wells Fargo Advantage Diversified Fixed Income Portfolio			$608,768,919
N/A Wells Fargo Advantage Diversified Stock Portfolio			182,623,974
N/A Wells Fargo Advantage Short-Term Investment Portfolio			32,916,419

Total Investments in Affiliated Master Portfolios (Cost $755,895,525)			824,309,312

Total Investments in Securities (Cost $755,895,525)*		100.12%	824,309,312
Other Assets and Liabilities, Net		(0.12)	(1,025,946)

Total Net Assets		100.00%	$823,283,366

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2010 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2010 Fund.

Securities valuation

Investments in the Master Portfolios are valued daily based on Fund’s proportionate share of each Master Portfolio’s’ net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, all of the Fund’s investments in securities carried at fair value were designated as Level 2 since the primary inputs include credit quality of the issuer and short-term interest rates which are observable.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Investments in Affiliated Master Portfolios: 99.98%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$422,088,511
Wells Fargo Advantage Diversified Stock Portfolio		N/A	202,674,295
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	26,041,777
Total Investments in Affiliated Master Portfolios (Cost $600,227,364)			650,804,583

Total Investments in Securities (Cost $600,227,364)*	99.98%		650,804,583
Other Assets and Liabilities, Net	0.02		147,818

Total Net Assets	100.00%		$650,952,401

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2015 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2015 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities,

interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the Fund’s investments in the affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Investments in Affiliated Master Portfolios: 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$1,100,518,424
Wells Fargo Advantage Diversified Stock Portfolio		N/A	869,830,811
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	82,350,212

Total Investments in Affiliated Master Portfolios (Cost $1,848,273,913)			2,052,699,447

Total Investments in Securities (Cost $1,848,273,913)*	100.03%		2,052,699,447
Other Assets and Liabilities, Net	(0.03)		(565,897)

Total Net Assets	100.00%		$2,052,133,550

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2020 FUND NOTES TO PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2020 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the Fund’s investments in the affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

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WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Investments in Affiliated Master Portfolios: 100.12%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$692,188,520
Wells Fargo Advantage Diversified Stock Portfolio		N/A	955,723,085
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	69,092,525

Total Investments in Affiliated Master Portfolios (Cost $1,516,155,804)			1,717,004,130

Total Investments in Securities (Cost $1,516,155,804)*	100.12%		1,717,004,130
Other Assets and Liabilities, Net	(0.12)		(2,131,717)

Total Net Assets	100.00%		$1,714,872,413

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2025 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2025 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s’ net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

WELLS FARGO ADVANTAGE DOW JONES 2030 FUND	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Investments in Affiliated Master Portfolios: 99.97%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$474,460,994
Wells Fargo Advantage Diversified Stock Portfolio		N/A	1,193,239,351
Wells Fargo Advantage Short Term Investment Portfolio		N/A	70,138,611

Total Investments in Affiliated Master Portfolios (Cost $1,521,470,958)			1,737,838,956

Total Investments in Securities (Cost $1,521,470,958)*	99.97%		1,737,838,956
Other Assets and Liabilities, Net	0.03		553,017

Total Net Assets	100.00%		$1,738,391,973

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2030 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2030 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Investments in Affiliated Master Portfolios: 100.07%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$110,456,526
Wells Fargo Advantage Diversified Stock Portfolio		N/A	527,628,449
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	26,904,039

Total Investments in Affiliated Master Portfolios (Cost $579,143,485)			664,989,014

Total Investments in Securities (Cost $579,143,485)*	100.07%		664,989,014
Other Assets and Liabilities, Net	(0.07)		(464,357)

Total Net Assets	100.00%		$664,524,657

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2035 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2035 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

WELLS FARGO ADVANTAGE DOW JONES 2040 TARGET FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Investments in Affiliated Master Portfolios: 99.97%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$111,662,821
Wells Fargo Advantage Diversified Stock Portfolio		N/A	1,020,119,911
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	47,800,840

Total Investments in Affiliated Master Portfolios (Cost $1,012,929,030)			1,179,583,572

Total Investments in Securities (Cost $1,012,929,030)*	99.97%		1,179,583,572
Other Assets and Liabilities, Net	0.03		322,831

Total Net Assets	100.00%		$1,179,906,403

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2040 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2040 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, all of the Fund’s investments in the Master Portfolios carried at fair value were designated as Level 2 inputs.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Investments in Affiliated Master Portfolios: 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$19,994,023
Wells Fargo Advantage Diversified Stock Portfolio		N/A	265,679,728
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	12,073,270

Total Investments in Affiliated Master Portfolios (Cost $260,187,118)			297,747,021

Total Investments in Securities (Cost $260,187,118)*	100.03%		297,747,021
Other Assets and Liabilities, Net	(0.03)		(95,590)

Total Net Assets	100.00%		$297,651,431

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2045 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2045 Fund (the “Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s’ net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, all of the Fund’s investments in affiliated Master Portfolios securities carried at fair value were designated as Level 2 inputs.

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

	Security Name	Shares	Value
Investments in Affiliated Master Portfolios: 100.15%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$47,699,725
Wells Fargo Advantage Diversified Stock Portfolio		N/A	635,517,898
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	28,874,561

Total Investments in Affiliated Master Portfolios (Cost $603,636,738)			712,092,184

Total Investments in Securities (Cost $603,636,738)*	100.15%		712,092,184
Other Assets and Liabilities, Net	(0.15)		(1,039,211)

Total Net Assets	100.00%		$711,052,973

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE DOW JONES TARGET 2050 FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Target 2050 Fund (“the Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s’ net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, all of the Fund’s investments in the affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name		Shares	Value
Investments in Affiliated Master Portfolios: 100.03%
Wells Fargo Advantage Diversified Fixed Income Portfolio		N/A	$665,439,423
Wells Fargo Advantage Diversified Stock Portfolio		N/A	121,948,070
Wells Fargo Advantage Short-Term Investment Portfolio		N/A	41,295,940

Total Investments in Affiliated Master Portfolios (Cost $786,513,972)			828,683,433

Total Investments in Securities (Cost $786,513,972)*	100.03%		828,683,433
Other Assets and Liabilities, Net	(0.03)		(245,199)

Total Net Assets	100.00%		$828,438,234

* Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund

1

WELLS FARGO ADVANTAGE DOW JONES TARGET TODAY FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Dow Jones Fund (“the Fund”).

Securities valuation

Investments in the Master Portfolios are valued daily based on the Fund’s proportionate share of each Master Portfolio’s’ net assets, which are also valued daily.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, all of the Fund’s investments in affiliated Master Portfolios carried at fair value were designated as Level 2 inputs.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 98.07%
FAMC Series 2000-A Class A±	4.62%	12/15/2039	$2,551,820	$2,557,307
FHLB±	2.55	06/01/2026	2,786,776	2,954,233
FHLB±	3.70	06/01/2029	3,070,161	3,243,009
FHLB±	2.98	06/01/2032	277,488	280,929
FHLB±	2.63	05/01/2033	510,637	513,208
FHLB±	2.42	08/01/2033	4,741,740	4,957,216
FHLB±	2.63	05/01/2034	5,014,379	5,262,419
FHLB±	2.77	07/01/2034	2,453,102	2,575,739
FHLB±	2.64	06/01/2035	7,212,202	7,615,728
FHLB±	4.95	06/01/2035	3,793,394	4,000,895
FHLB±	2.71	08/01/2035	403,500	405,085
FHLMC±	2.73	10/01/2036	2,304,788	2,421,914
FHLMC±	2.66	04/01/2034	7,511,319	7,878,710
FHLMC±	2.63	01/01/2035	1,524,527	1,599,911
FHLMC	7.00	11/01/2012	76,348	79,283
FHLMC	7.50	01/01/2016	58,213	63,642
FHLMC	7.50	06/01/2016	23,170	25,207
FHLMC±	2.82	09/01/2016	11,596	11,795
FHLMC±	3.85	09/01/2016	168,326	169,822
FHLMC±	2.82	11/01/2016	193,728	200,831
FHLMC±	3.92	01/01/2017	3,092	3,093
FHLMC±	3.35	07/01/2017	61,740	64,748
FHLMC±	2.88	12/01/2017	68,273	70,754
FHLMC±	3.37	12/01/2017	24,738	24,879
FHLMC±	3.66	02/01/2018	11,799	11,888
FHLMC±	3.14	03/01/2018	40,644	41,024
FHLMC	6.50	04/01/2018	317,664	352,838
FHLMC±	2.88	05/01/2018	1,574	1,629
FHLMC±	2.88	06/01/2018	44,672	46,256
FHLMC±	2.82	07/01/2018	6,962	7,100
FHLMC±	4.17	07/01/2018	326,505	330,835
FHLMC±	3.03	08/01/2018	5,227	5,249
FHLMC±	3.07	08/01/2018	6,935	7,170
FHLMC±	2.88	09/01/2018	3,866	3,998
FHLMC±	3.49	10/01/2018	136,148	142,643
FHLMC±	2.75	11/01/2018	27,128	27,457
FHLMC±	3.60	12/01/2018	59,160	59,463
FHLMC±	3.65	12/01/2018	79,418	80,134
FHLMC±	2.82	01/01/2019	15,310	15,873
FHLMC±	4.49	01/01/2019	2,014	2,019
FHLMC±	2.82	02/01/2019	20,912	21,683
FHLMC±	2.82	03/01/2019	748	776
FHLMC±	3.86	04/01/2019	42,528	42,639
FHLMC±	2.88	05/01/2019	11,477	11,537
FHLMC±	3.63	06/01/2019	196,047	202,970
FHLMC±	3.65	06/01/2019	328,178	331,518
FHLMC±	2.76	07/01/2019	2,970	2,977
FHLMC±	3.88	08/01/2019	30,211	30,290
FHLMC±	3.63	10/01/2019	47,471	47,596
FHLMC±	2.37	03/01/2020	3,850	3,861
FHLMC±	2.78	04/01/2020	75,226	79,488
FHLMC±	3.18	05/01/2020	1,458	1,470
FHLMC±	3.27	05/01/2020	2,381	2,402
FHLMC	8.50	05/01/2020	281,129	327,130
FHLMC±	3.17	06/01/2020	214,313	224,188
FHLMC±	3.76	06/01/2020	3,795	3,825
FHLMC±	4.89	02/01/2021	63,169	63,309
FHLMC±	4.25	06/01/2021	290,057	302,278
FHLMC±	3.25	01/01/2022	45,586	47,341
FHLMC±	4.07	06/01/2022	4,988	5,040
FHLMC	8.50	06/01/2022	5,710	5,738
FHLMC	8.50	09/01/2022	37,874	44,547
FHLMC±	2.32	01/01/2023	84,109	86,058

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC±	4.37%	04/01/2023	$313,556	$314,441
FHLMC±	2.79	05/01/2023	114,950	115,676
FHLMC±	3.53	01/01/2024	97,750	98,186
FHLMC±	2.84	02/01/2024	46,150	46,311
FHLMC±	2.42	06/01/2024	63,531	66,826
FHLMC±	2.31	07/01/2024	67,730	69,269
FHLMC±	2.74	10/01/2024	415,754	437,539
FHLMC±	3.52	03/01/2025	199,343	201,668
FHLMC±	3.64	03/01/2025	7,727,609	8,018,891
FHLMC±	2.54	05/01/2025	143,959	151,824
FHLMC±	2.86	06/01/2025	145,273	152,153
FHLMC±	2.85	10/01/2025	56,190	56,349
FHLMC±	2.88	10/01/2025	248,295	250,726
FHLMC±	3.90	12/01/2025	1,099,027	1,116,723
FHLMC±	3.60	01/01/2026	29,958	30,411
FHLMC±	2.78	11/01/2026	618,023	622,188
FHLMC±	5.12	02/01/2027	223,751	234,949
FHLMC±	2.74	07/01/2027	1,311,002	1,385,368
FHLMC±	2.60	08/01/2027	13,643	13,731
FHLMC±	7.22	08/01/2027	93,305	94,383
FHLMC±	2.63	11/01/2027	1,655,450	1,746,317
FHLMC±	2.67	01/01/2028	60,200	63,472
FHLMC±	2.68	01/01/2028	10,582	11,165
FHLMC±	2.40	05/01/2028	673,166	702,321
FHLMC±	2.86	05/01/2028	565,111	570,641
FHLMC±	2.80	06/01/2028	612,953	639,136
FHLMC±	3.77	07/01/2028	117,482	117,935
FHLMC±	2.38	01/01/2029	32,266	33,632
FHLMC±	4.96	02/01/2029	451,827	456,432
FHLMC±	6.64	04/01/2029	511,734	535,503
FHLMC±	1.33	07/01/2029	43,978	43,326
FHLMC±	2.76	07/01/2029	147,002	154,755
FHLMC±	2.72	08/01/2029	224,060	225,155
FHLMC±	4.41	08/01/2029	52,275	52,681
FHLMC±	4.76	08/01/2029	417,422	420,629
FHLMC±	2.79	10/01/2029	167,775	176,030
FHLMC±	4.68	10/01/2029	177,844	178,886
FHLMC±	2.61	11/01/2029	565,811	593,926
FHLMC±	2.61	11/01/2029	237,345	249,733
FHLMC±	3.72	11/01/2029	420,247	424,051
FHLMC±	2.50	01/01/2030	68,171	71,698
FHLMC±	2.90	01/01/2030	13,527	14,056
FHLMC±	2.90	01/01/2030	27,666	28,695
FHLMC±	2.84	02/01/2030	112,379	118,394
FHLMC±	2.78	06/01/2030	170,168	179,178
FHLMC±	2.81	06/01/2030	212,656	214,188
FHLMC±	2.84	06/01/2030	962,520	1,013,643
FHLMC±	2.31	07/01/2030	36,902	38,268
FHLMC±	2.90	07/01/2030	246,550	256,095
FHLMC±	2.86	08/01/2030	11,893,931	12,530,402
FHLMC±	2.58	09/01/2030	1,046,633	1,100,925
FHLMC±	2.65	09/01/2030	22,973,990	24,251,338
FHLMC±	4.11	09/01/2030	208,718	210,924
FHLMC±	2.68	10/01/2030	5,148,101	5,433,299
FHLMC±	2.97	10/01/2030	42,268	43,635
FHLMC±	5.25	05/01/2031	315,722	321,425
FHLMC±	2.69	07/01/2031	677,386	713,072
FHLMC±	4.60	09/01/2031	399,790	401,356
FHLMC±	4.68	04/01/2032	184,761	185,864
FHLMC±	2.60	05/01/2032	91,165	91,581
FHLMC±	4.98	05/01/2032	345,882	364,022
FHLMC±	2.62	09/01/2032	5,685,633	5,984,403
FHLMC±	2.81	11/01/2032	395,595	417,485

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC±	2.50%	12/01/2032	$4,658,574	$4,890,029
FHLMC±	2.55	12/01/2032	7,728,865	8,102,599
FHLMC±	2.64	06/01/2033	4,737,304	4,960,263
FHLMC±	5.49	06/01/2033	1,615,629	1,712,297
FHLMC±	2.60	10/01/2033	74,719	77,813
FHLMC±	2.64	10/01/2033	5,176,215	5,442,311
FHLMC±	2.53	02/01/2034	6,924,194	7,268,958
FHLMC±	2.55	04/01/2034	8,306,483	8,714,002
FHLMC±	2.36	02/01/2035	3,388,308	3,535,717
FHLMC±	2.82	02/01/2035	830,179	860,451
FHLMC±	2.64	04/01/2035	4,745,818	4,999,230
FHLMC±	2.80	04/01/2035	2,557,152	2,700,177
FHLMC±	2.59	08/01/2035	2,569,632	2,703,970
FHLMC±	2.56	09/01/2035	4,867,386	5,107,410
FHLMC±	2.72	09/01/2035	8,939,510	9,441,822
FHLMC	7.00	09/01/2035	410,982	469,466
FHLMC±	2.61	10/01/2035	8,873,813	9,295,561
FHLMC±	2.86	02/01/2036	11,730,543	12,386,716
FHLMC±	3.19	03/25/2036	22,983,611	24,035,829
FHLMC±	2.50	08/01/2036	9,090,818	9,531,649
FHLMC±	5.75	11/01/2036	2,774,574	2,935,936
FHLMC±	3.75	01/01/2037	4,987,515	5,239,855
FHLMC±	5.36	04/01/2037	3,293,269	3,485,960
FHLMC 1Q0156±	2.81	10/01/2035	7,048,249	7,408,590
FHLMC 785342±	5.51	08/01/2024	1,089,116	1,145,326
FHLMC 785952±	2.62	03/01/2027	409,401	430,776
FHLMC Series 1671 Class QA±	2.40	02/15/2024	590,190	577,312
FHLMC Series 1686 Class FE±	2.57	02/15/2024	57,056	59,821
FHLMC Series 1730 Class FA±	2.81	05/15/2024	675,102	685,888
FHLMC Series 2315 Class FW±	0.75	04/15/2027	393,269	394,458
FHLMC Series 2391 Class EF±	0.70	06/15/2031	397,509	398,022
FHLMC Series 2454 Class SL(c)±	7.80	03/15/2032	941,129	190,777
FHLMC Series 2461 Class FI±	0.70	04/15/2028	572,159	574,219
FHLMC Series 2464 Class FE±	1.20	03/15/2032	613,405	622,612
FHLMC Series 2466 Class FV±	0.75	03/15/2032	829,877	833,143
FHLMC Series 2527 Class SX(c)±	7.35	02/15/2032	623,399	21,593
FHLMC Series 3190 Class SN±	83.88	03/15/2032	87,324	95,605
FHLMC Series R007 Class AC	5.88	05/15/2016	5,248	5,247
FHLMC Series T-48 Class 2A±	3.89	11/25/2032	4,594,670	4,907,681
FHLMC Series T-54 Class 4A±	3.77	02/25/2043	3,230,266	3,405,408
FHLMC Series T-55 Class 1A1	6.50	03/25/2043	158,573	179,863
FHLMC Series T-66 Class 2A1±	3.07	01/25/2036	7,759,070	8,215,583
FHLMC Series T-67 Class 1A1C±	3.23	03/25/2036	29,703,699	31,063,570
FNMA±	4.65	03/01/2014	706	706
FNMA±	5.85	03/01/2014	25,006	26,363
FNMA±	5.35	11/01/2014	7,377	7,390
FNMA	7.00	11/01/2014	14,490	15,512
FNMA±	1.92	03/01/2015	40,123	40,893
FNMA	12.50	07/01/2015	11,444	12,983
FNMA	7.50	02/01/2016	442,021	491,078
FNMA±	3.25	06/01/2016	234,059	241,416
FNMA±	3.25	07/01/2016	43,936	45,395
FNMA±	3.75	09/01/2016	424	424
FNMA±	2.75	12/01/2016	2,317	2,333
FNMA±	4.15	12/01/2016	4,149	4,308
FNMA±	3.73	01/01/2017	3,117	3,115
FNMA±	6.00	02/01/2017	7,709	7,859
FNMA±	2.72	05/01/2017	120,209	121,996
FNMA±	3.25	05/01/2017	90,594	91,661
FNMA±	3.70	05/01/2017	178,021	187,062
FNMA±	4.83	05/01/2017	3,340	3,369
FNMA±	3.11	06/01/2017	54,857	55,497
FNMA±	2.76	07/01/2017	299,823	304,406

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA±	2.88%	07/01/2017	$6,760	$6,824
FNMA±	3.32	07/01/2017	209,497	210,739
FNMA±	3.38	07/01/2017	2,690	2,696
FNMA±	3.38	07/01/2017	13,743	13,907
FNMA±	4.11	07/01/2017	96,941	101,628
FNMA±	2.73	08/01/2017	983,800	997,420
FNMA±	2.88	08/01/2017	2,164	2,184
FNMA±	4.26	08/01/2017	55,653	57,256
FNMA±	2.75	09/01/2017	775,110	791,372
FNMA±	3.25	09/01/2017	5,112	5,150
FNMA±	4.22	09/01/2017	10,697	10,781
FNMA±	6.01	09/01/2017	1,360	1,386
FNMA±	2.41	10/01/2017	132,234	134,536
FNMA±	3.58	10/01/2017	645,612	652,617
FNMA±	3.67	10/01/2017	14,173	14,443
FNMA±	4.10	10/01/2017	18,385	19,145
FNMA±	2.32	11/01/2017	384,873	400,873
FNMA±	3.30	11/01/2017	161,894	163,807
FNMA	7.00	11/01/2017	44,427	48,850
FNMA±	2.97	12/01/2017	132,962	134,228
FNMA±	2.43	01/01/2018	111,625	113,637
FNMA±	2.75	01/01/2018	1,484,826	1,538,125
FNMA±	4.30	01/01/2018	1,960	1,967
FNMA±	4.55	01/01/2018	1,343	1,369
FNMA	11.00	01/01/2018	14,975	15,916
FNMA±	3.24	02/01/2018	23,570	23,864
FNMA±	4.22	03/01/2018	7,583	7,592
FNMA±	2.33	04/01/2018	857,385	879,803
FNMA±	2.76	04/01/2018	1,352,246	1,371,036
FNMA±	2.97	04/01/2018	13,666	13,802
FNMA±	4.69	04/01/2018	54	56
FNMA±	5.06	04/01/2018	655,531	696,535
FNMA±	2.54	05/01/2018	363,856	365,921
FNMA±	2.76	05/01/2018	917,150	937,169
FNMA±	3.49	05/01/2018	13,458	13,529
FNMA±	4.54	05/01/2018	2,034	2,085
FNMA±	3.38	06/01/2018	61,428	62,200
FNMA±	4.10	06/01/2018	4,245	4,458
FNMA±	2.17	07/01/2018	6,546	6,677
FNMA±	2.33	07/01/2018	962,266	987,416
FNMA±	3.25	08/01/2018	173,830	179,255
FNMA±	3.35	09/01/2018	18,689	19,519
FNMA±	2.18	10/01/2018	241,585	250,969
FNMA±	2.76	10/01/2018	1,206,284	1,231,726
FNMA±	2.78	10/01/2018	343,359	348,396
FNMA±	5.31	10/01/2018	123	130
FNMA±	3.39	11/01/2018	19,588	19,631
FNMA±	3.00	01/01/2019	265,028	271,624
FNMA±	4.33	01/01/2019	8,235	8,285
FNMA±	4.87	01/01/2019	1,310,511	1,385,087
FNMA±	5.47	01/01/2019	287,678	304,782
FNMA±	2.50	02/01/2019	3,316	3,323
FNMA±	4.61	02/01/2019	709,789	747,725
FNMA±	2.76	04/01/2019	15,581	15,740
FNMA±	5.04	04/01/2019	2,521	2,527
FNMA	10.50	04/01/2019	11,998	12,073
FNMA±	3.15	05/01/2019	3,837	3,866
FNMA±	2.66	06/01/2019	15,699	16,038
FNMA±	3.16	06/01/2019	1,668	1,689
FNMA±	3.33	06/01/2019	25,656	25,841
FNMA±	5.58	06/01/2019	9,314	9,335
FNMA±	4.24	07/01/2019	5,697	5,963
FNMA±	3.15	09/01/2019	18,882	19,051

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA±	3.67%	09/01/2019	$104,575	$107,019
FNMA±	6.56	11/01/2019	571	588
FNMA±	6.00	01/01/2020	14,739	15,649
FNMA±	2.25	02/01/2020	27,189	28,099
FNMA±	3.75	04/01/2020	2,966,214	3,095,820
FNMA±	4.49	04/01/2020	26,446	26,603
FNMA±	1.96	07/01/2020	26,105	26,466
FNMA±	2.81	07/01/2020	3,510,769	3,554,312
FNMA±	2.85	07/01/2020	441,300	458,681
FNMA±	1.01	09/01/2020	10,000,000	10,115,949
FNMA±	2.76	11/01/2020	1,716,000	1,748,039
FNMA±	1.38	12/01/2020	81,226	81,415
FNMA±	1.57	01/01/2021	9,135	9,206
FNMA±	1.58	01/01/2021	14,649	14,687
FNMA±	3.89	01/01/2021	1,264,245	1,292,498
FNMA	10.00	01/01/2021	45,484	52,684
FNMA±	2.75	03/01/2021	1,684	1,702
FNMA±	2.78	04/01/2021	145,379	146,944
FNMA	9.00	05/01/2021	3,379	3,875
FNMA±	1.52	06/01/2021	154,862	156,351
FNMA±	4.11	07/01/2021	464,429	468,637
FNMA	9.50	08/01/2021	93,241	105,700
FNMA±	3.68	09/01/2021	300,378	302,535
FNMA±	6.25	10/01/2021	25,238	25,293
FNMA±	6.00	11/01/2021	15,467	15,502
FNMA±	2.63	12/01/2021	212,303	213,239
FNMA±	2.00	01/01/2022	17,328	17,680
FNMA±	2.69	09/01/2022	1,096,209	1,158,766
FNMA±	3.69	11/01/2022	349,047	356,139
FNMA±	2.55	12/01/2022	22,148	22,185
FNMA±	5.08	01/01/2023	48,464	51,379
FNMA±	4.00	03/01/2023	10,808	10,867
FNMA±	6.72	03/01/2023	7,762	8,177
FNMA±	2.50	04/25/2023	1,308,136	1,357,351
FNMA±	3.82	06/01/2023	1,046	1,048
FNMA±	5.20	09/01/2023	11,519	11,559
FNMA±	2.73	11/01/2023	55,522	56,842
FNMA±	2.31	12/01/2023	16,014	16,735
FNMA±	7.75	02/01/2024	1,468	1,470
FNMA±	7.63	03/01/2024	1,646	1,647
FNMA±	2.57	04/01/2024	61,152	64,670
FNMA±	2.65	04/01/2024	104,782	110,610
FNMA±	3.24	04/01/2024	635,317	663,624
FNMA±	2.65	06/01/2024	75,100	78,828
FNMA±	4.74	06/01/2024	147,588	148,000
FNMA±	2.53	07/01/2024	20,613	21,672
FNMA	8.55	08/01/2024	150,508	178,082
FNMA±	2.24	10/01/2024	74,979	78,261
FNMA±	2.38	10/01/2024	652,191	686,392
FNMA±	3.58	10/01/2024	34,608	36,451
FNMA±	4.40	10/01/2024	65,993	66,568
FNMA±	9.10	10/01/2024	2,408	2,414
FNMA±	2.64	11/01/2024	316,563	333,582
FNMA±	2.76	11/01/2024	21,050	21,609
FNMA±	2.77	11/01/2024	184,190	194,879
FNMA±	3.68	11/01/2024	208,806	212,697
FNMA	7.06	11/01/2024	64,191	73,827
FNMA±	2.24	12/01/2024	119,639	124,890
FNMA±	2.43	12/01/2024	46,444	48,894
FNMA	7.06	12/01/2024	62,048	71,362
FNMA±	8.38	12/01/2024	2,459	2,462
FNMA	9.50	12/01/2024	59,036	69,741
FNMA±	2.80	01/01/2025	87,025	87,345

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	7.06%	01/01/2025	$40,781	$46,903
FNMA	7.06	03/01/2025	122,436	140,816
FNMA	7.06	03/01/2025	16,103	18,520
FNMA	7.06	04/01/2025	27,638	31,813
FNMA±	2.63	05/01/2025	137,105	144,657
FNMA±	5.96	05/01/2025	1,478	1,492
FNMA±	2.50	06/01/2025	11,922	11,954
FNMA±	4.85	06/01/2025	45,971	46,078
FNMA±	2.38	07/01/2025	7,933	8,021
FNMA±	2.48	08/01/2025	65,875	69,251
FNMA±	2.45	10/01/2025	198,865	208,606
FNMA±	2.85	10/01/2025	24,270	25,662
FNMA±	4.72	10/01/2025	17,914	18,877
FNMA±	2.37	12/01/2025	29,850	30,029
FNMA±	7.75	01/01/2026	871	872
FNMA±	2.85	04/01/2026	10,970	11,039
FNMA±	2.47	06/01/2026	146,605	154,799
FNMA±	3.59	08/01/2026	1,739,678	1,825,416
FNMA±	3.79	08/01/2026	157,205	158,217
FNMA±	2.56	09/01/2026	257,926	260,175
FNMA	8.50	10/01/2026	24,663	28,962
FNMA	8.00	12/01/2026	257,284	301,374
FNMA±	2.38	01/01/2027	53,896	56,458
FNMA±	2.51	01/01/2027	1,421,350	1,502,795
FNMA	7.06	01/01/2027	71,148	81,543
FNMA	8.50	02/01/2027	101,179	117,907
FNMA±	2.71	03/01/2027	238,433	240,657
FNMA±	2.68	05/01/2027	136,582	143,347
FNMA±	2.50	06/01/2027	4,909	5,176
FNMA±	2.55	06/01/2027	145,703	153,839
FNMA±	2.72	06/01/2027	167,664	176,658
FNMA±	2.65	07/01/2027	220,047	232,262
FNMA±	2.70	07/01/2027	573,019	605,799
FNMA±	2.90	11/01/2027	76,392	80,105
FNMA±	3.38	11/01/2027	4,204	4,259
FNMA±	2.58	01/01/2028	13,769	14,552
FNMA±	2.85	02/01/2028	57,328	60,459
FNMA±	2.37	03/01/2028	180,511	183,762
FNMA±	2.54	04/01/2028	54,653	54,799
FNMA±	2.57	04/01/2028	707,809	744,200
FNMA±	3.51	05/01/2028	160,258	162,401
FNMA±	3.62	05/01/2028	471,105	484,583
FNMA±	5.16	06/01/2028	81,753	84,267
FNMA±	5.64	06/01/2028	142,796	153,864
FNMA±	2.60	07/01/2028	403	424
FNMA±	3.09	07/01/2028	491,849	518,441
FNMA±	3.74	07/01/2028	201,712	207,501
FNMA	6.50	08/01/2028	714,062	821,339
FNMA±	2.63	09/01/2028	137,217	137,880
FNMA±	4.38	09/01/2028	20,961	21,695
FNMA±	3.07	10/01/2028	340,702	358,611
FNMA±	3.84	11/01/2028	502,058	528,324
FNMA±	2.61	12/01/2028	150,065	158,502
FNMA±	3.25	12/01/2028	351,711	362,779
FNMA±	3.25	01/01/2029	44,049	45,423
FNMA±	3.79	01/01/2029	74,074	78,200
FNMA±	3.74	02/01/2029	235,136	247,665
FNMA±	3.83	02/01/2029	4,070,003	4,309,251
FNMA±	1.85	05/01/2029	567,503	591,057
FNMA±	3.81	08/01/2029	1,797,843	1,899,056
FNMA±	2.80	10/01/2029	772,207	815,049
FNMA±	3.51	10/01/2029	303,944	305,574
FNMA±	3.39	11/01/2029	15,274	16,015

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA	8.00%	02/01/2030	$909	$1,063
FNMA±	2.75	03/01/2030	65,674	67,911
FNMA±	3.18	03/01/2030	203,780	214,939
FNMA±	3.82	03/01/2030	27,836	28,180
FNMA	8.00	03/01/2030	1,112	1,297
FNMA±	2.38	04/01/2030	287,026	300,653
FNMA±	2.57	04/01/2030	139,235	146,526
FNMA±	3.16	04/01/2030	71,507	74,043
FNMA±	2.77	06/01/2030	452,932	477,068
FNMA	8.50	06/01/2030	157,494	185,024
FNMA±	2.59	07/01/2030	139,123	140,651
FNMA	9.00	07/01/2030	60,492	70,778
FNMA±	3.12	08/01/2030	286,973	301,742
FNMA±	2.60	09/01/2030	23,288	24,441
FNMA±	2.63	09/01/2030	404,910	427,401
FNMA±	1.71	12/01/2030	265,280	269,729
FNMA±	2.58	12/01/2030	98,073	98,238
FNMA±	2.68	12/01/2030	1,578,366	1,660,391
FNMA±	3.14	01/01/2031	96,307	96,661
FNMA	7.50	01/01/2031	304,725	355,228
FNMA	8.00	02/01/2031	15,324	17,919
FNMA±	2.37	03/01/2031	110,168	115,480
FNMA	6.50	05/01/2031	280,447	319,766
FNMA±	2.07	06/01/2031	373,853	390,354
FNMA	8.00	07/01/2031	56,811	66,516
FNMA±	1.88	08/01/2031	184,016	190,437
FNMA±	1.92	08/01/2031	179,004	180,670
FNMA±	2.33	08/01/2031	87,121	87,067
FNMA±	2.47	08/01/2031	155,156	156,291
FNMA±	5.09	08/01/2031	79,784	85,202
FNMA±	1.93	09/01/2031	478,370	495,949
FNMA±	4.38	09/01/2031	507,032	507,276
FNMA±	3.01	11/01/2031	113,315	114,365
FNMA±	3.57	11/01/2031	51,537	51,507
FNMA±	3.93	11/01/2031	286,276	288,160
FNMA±	1.88	12/01/2031	216,301	217,068
FNMA±	1.92	12/01/2031	477,793	494,611
FNMA±	1.94	12/01/2031	192,323	199,399
FNMA±	1.86	01/01/2032	511,575	524,062
FNMA±	1.99	01/01/2032	43,742	43,810
FNMA±	2.74	01/01/2032	278,901	294,319
FNMA±	2.56	02/01/2032	4,107,170	4,271,095
FNMA±	2.85	03/01/2032	160,506	169,480
FNMA±	2.49	04/01/2032	135,038	141,258
FNMA±	4.04	04/01/2032	287,050	289,111
FNMA±	2.15	05/01/2032	132,164	138,086
FNMA±	2.45	05/01/2032	413,695	417,293
FNMA±	2.14	06/01/2032	199,105	200,511
FNMA±	2.43	06/01/2032	183,754	187,078
FNMA±	2.43	06/01/2032	407,612	426,165
FNMA±	2.57	06/01/2032	62,372	65,499
FNMA±	2.77	06/01/2032	306,891	324,123
FNMA±	2.26	07/01/2032	246,760	247,223
FNMA±	1.65	08/01/2032	307,827	308,168
FNMA±	2.16	08/01/2032	191,603	196,490
FNMA±	1.58	09/01/2032	74,309	75,588
FNMA±	2.59	09/01/2032	159,287	161,337
FNMA±	3.13	09/01/2032	12,308,723	12,902,062
FNMA±	3.14	09/01/2032	2,590,012	2,760,441
FNMA±	3.30	09/01/2032	216,608	219,629
FNMA±	2.46	11/01/2032	34,996	36,559
FNMA±	3.64	12/01/2032	482,038	504,396
FNMA±	2.91	01/01/2033	189,020	191,828

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA±	3.30%	01/01/2033	$79,004	$79,169
FNMA	7.50	01/01/2033	511,961	596,831
FNMA±	2.06	02/01/2033	281,120	292,058
FNMA±	2.47	02/01/2033	185,088	186,896
FNMA±	2.55	02/01/2033	575,995	605,569
FNMA±	4.04	02/01/2033	110,241	111,008
FNMA±	2.58	03/01/2033	9,269	9,292
FNMA±	2.68	03/01/2033	4,921,977	5,182,014
FNMA±	3.15	03/01/2033	1,454,074	1,507,586
FNMA±	1.92	04/01/2033	1,805,563	1,849,320
FNMA±	2.53	04/01/2033	2,162,097	2,268,575
FNMA±	2.69	04/01/2033	1,182,864	1,246,105
FNMA±	2.80	04/01/2033	1,003,290	1,052,597
FNMA±	2.49	05/01/2033	1,429,076	1,506,417
FNMA	7.50	05/01/2033	546,034	638,128
FNMA	7.50	05/01/2033	324,552	376,992
FNMA	8.00	05/01/2033	418,521	489,390
FNMA±	2.58	06/01/2033	780,261	822,385
FNMA±	5.59	06/01/2033	431,888	437,791
FNMA	7.50	06/01/2033	316,405	368,548
FNMA±	2.62	07/01/2033	65,018	65,619
FNMA	7.50	07/01/2033	358,675	419,000
FNMA±	1.87	08/01/2033	4,562	4,617
FNMA±	1.98	08/01/2033	721,067	738,944
FNMA	7.50	08/01/2033	284,579	332,575
FNMA±	2.05	09/01/2033	259,396	271,400
FNMA±	2.48	09/01/2033	71,024	74,933
FNMA±	2.98	09/01/2033	47,060	47,162
FNMA±	3.05	09/01/2033	14,669,716	15,413,105
FNMA±	3.29	09/01/2033	206,141	207,612
FNMA±	3.60	09/01/2033	106,183	106,507
FNMA±	2.98	10/01/2033	35,321,446	37,177,704
FNMA±	2.42	12/01/2033	2,962,350	3,105,827
FNMA±	6.45	02/01/2034	98,796	99,353
FNMA±	2.46	04/01/2034	8,292,625	8,719,210
FNMA±	3.81	04/01/2034	2,619,949	2,744,212
FNMA±	4.69	05/01/2034	1,526,474	1,590,341
FNMA±	2.52	06/01/2034	8,004,796	8,385,095
FNMA±	4.16	06/01/2034	791,036	825,702
FNMA±	3.88	10/01/2034	1,096,167	1,100,460
FNMA±	2.68	11/01/2034	5,534,847	5,837,521
FNMA±	2.75	01/01/2035	2,139,401	2,195,676
FNMA±	2.45	02/01/2035	15,077,643	15,838,661
FNMA±	2.52	02/01/2035	10,619,682	11,198,810
FNMA±	3.17	02/01/2035	3,658,572	3,707,510
FNMA±	2.62	03/01/2035	10,724,167	11,231,583
FNMA±	2.73	03/01/2035	7,069,070	7,472,784
FNMA±	2.43	04/01/2035	5,906,690	6,185,656
FNMA±	2.49	05/01/2035	6,128,647	6,437,371
FNMA±	2.56	05/01/2035	4,831,561	5,078,485
FNMA±	2.41	06/01/2035	5,975,279	6,261,096
FNMA±	2.37	07/01/2035	4,064,471	4,195,521
FNMA±	2.40	07/01/2035	3,048,300	3,145,432
FNMA±	2.45	08/01/2035	1,081,924	1,114,065
FNMA±	2.58	08/01/2035	2,379,246	2,456,271
FNMA±	2.92	08/01/2035	6,587,336	6,914,772
FNMA±	2.96	08/01/2035	7,335,927	7,755,200
FNMA±	3.16	09/01/2035	1,811,894	1,895,604
FNMA±	2.22	10/01/2035	16,685,609	17,173,945
FNMA±	2.52	10/01/2035	7,540,429	7,923,525
FNMA±	2.95	11/01/2035	24,539,605	26,022,233
FNMA±	2.26	12/01/2035	18,999,855	19,582,848
FNMA±	2.26	01/01/2036	9,099,700	9,399,384

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA±	3.05%	01/01/2036	$781,886	$789,246
FNMA±	3.27	01/01/2036	265,917	268,465
FNMA±	2.62	02/01/2036	10,850,951	11,389,399
FNMA±	2.79	04/01/2036	630,205	652,087
FNMA±	2.93	05/01/2036	8,227,836	8,700,982
FNMA±	2.46	08/01/2036	6,608,823	6,754,285
FNMA±	2.84	09/01/2036	2,668,678	2,818,637
FNMA±	4.57	12/01/2036	299,070	312,629
FNMA±	2.75	07/01/2037	16,538,389	17,413,609
FNMA±	3.13	09/01/2037	11,499,388	12,152,015
FNMA±	2.82	01/01/2038	1,673,684	1,714,350
FNMA±	2.43	07/01/2038	2,858,009	2,994,067
FNMA±	2.49	07/01/2038	2,269,943	2,382,190
FNMA±	2.50	07/01/2038	6,695,280	7,058,555
FNMA±	3.01	07/01/2039	4,430,446	4,716,712
FNMA±	2.58	08/01/2039	13,587,861	14,273,764
FNMA±	2.31	11/01/2039	299,967	301,248
FNMA±	2.41	12/01/2039	502,885	524,291
FNMA±	3.09	04/01/2040	503,106	529,372
FNMA±	3.16	04/01/2040	4,434,890	4,730,079
FNMA±	2.86	06/01/2040	1,768,445	1,828,849
FNMA±	2.73	08/01/2040	1,945,219	2,052,518
FNMA±	2.52	12/01/2040	18,770,888	19,713,065
FNMA±	2.63	12/01/2040	10,457,808	10,995,691
FNMA±	2.73	04/01/2042	5,685,301	5,820,592
FNMA±	2.51	07/01/2048	9,699,093	10,194,806
FNMA±	2.59	07/01/2048	13,386,997	14,061,744
FNMA±	3.68	12/01/2050	289,240	290,160
FNMA±	2.54	06/01/2035	3,834,584	4,012,131
FNMA±	2.04	01/01/2035	5,454,104	5,709,479
FNMA±	2.53	01/01/2035	4,633,224	4,867,636
FNMA±	2.77	06/01/2036	8,060,183	8,463,010
FNMA Series 1989-74 Class J	9.80	10/25/2019	74,921	91,577
FNMA Series 1989-96 Class H	9.00	12/25/2019	25,638	29,430
FNMA Series 1992-039 Class FA±	2.51	03/25/2022	456,598	474,496
FNMA Series 1992-045 Class F±	2.51	04/25/2022	90,288	92,555
FNMA Series 1992-87 Class Z	8.00	05/25/2022	67,970	78,264
FNMA Series 1993-113 Class FA±	2.50	07/25/2023	391,016	408,548
FNMA Series 1994-14 Class F±	3.05	10/25/2023	800,161	843,061
FNMA Series 1998-M5 Class D	6.35	06/25/2020	345,830	359,673
FNMA Series 1998-T2 Class A5±	2.81	01/25/2032	2,095,504	2,152,549
FNMA Series 2001-50 Class BA	7.00	10/25/2041	527,407	609,441
FNMA Series 2001-63 Class FD±	0.80	12/18/2031	557,071	560,383
FNMA Series 2001-81 Class F±	0.74	01/25/2032	394,127	396,234
FNMA Series 2001-T10 Class A2	7.50	12/25/2041	8,543,799	9,849,032
FNMA Series 2001-T12 Class A2	7.50	08/25/2041	653,139	727,867
FNMA Series 2001-T12 Class A4±	4.00	08/25/2041	12,618,668	13,302,837
FNMA Series 2001-T8 Class A1	7.50	07/25/2041	358,444	414,138
FNMA Series 2001-W03 Class A	7.00	09/25/2041	1,627,740	1,923,527
FNMA Series 2002-05 Class FD±	1.09	02/25/2032	843,493	856,568
FNMA Series 2002-66 Class A3	3.68	04/25/2042	16,626,358	17,434,296
FNMA Series 2002-D12 Class A5±	3.94	10/25/2041	3,189,206	3,292,641
FNMA Series 2002-T12 Class A3	7.50	05/25/2042	2,019,733	2,407,039
FNMA Series 2002-T19 Class A4±	3.83	03/25/2042	244,349	258,705
FNMA Series 2002-W04 Class A6±	4.11	05/25/2042	4,975,425	5,245,186
FNMA Series 2002-W1 Class 3A±	3.73	04/25/2042	2,720,412	2,804,570
FNMA Series 2003-07 Class A2±	3.03	05/25/2042	2,052,265	2,152,313
FNMA Series 2003-63 Class A8±	3.05	01/25/2043	2,903,286	3,047,997
FNMA Series 2003-W02 Class 1A3	7.50	07/25/2042	763,504	888,258
FNMA Series 2003-W04 Class 5A±	3.87	10/25/2042	2,641,138	2,795,479
FNMA Series 2003-W08 Class 4A±	3.86	11/25/2042	3,326,839	3,508,333
FNMA Series 2003-W10 Class 2A±	3.80	06/25/2043	6,275,106	6,615,334
FNMA Series 2003-W18 Class 2A±	4.01	06/25/2043	25,394,628	26,771,495

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA Series 2004-T03 Class 2A±	4.27%	08/25/2043	$3,732,642	$3,835,295
FNMA Series 2004-T3 Class 1A3	7.00	02/25/2044	1,289,587	1,507,205
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	654,532	762,039
FNMA Series 2004-W12 Class 2A±	3.94	06/25/2044	11,467,136	12,113,596
FNMA Series 2004-W15 Class 3A±	3.54	06/25/2044	16,928,961	17,921,422
FNMA Series 2004-W2 Class 5A	7.50	03/25/2044	537,950	625,703
FNMA Series 2005-W3 Class 3A±	3.49	04/25/2045	3,041,166	3,085,168
FNMA Series 2006-W1 Class 3A±	2.95	10/25/2045	17,517,641	18,319,619
FNMA Series G92-20 Class FB±	2.51	04/25/2022	400,331	414,371
FNMA Series G93-1 Class K	6.68	01/25/2023	1,387,085	1,545,731
FNMA Whole Loan Series 2004-W1 Class 3A±	4.20	01/25/2043	218,760	227,521
GNMA±	5.00	08/20/2015	7,271	7,636
GNMA±	5.00	09/20/2015	10,203	10,716
GNMA±	5.00	10/20/2015	10,357	10,881
GNMA±	4.00	01/20/2016	352,947	368,317
GNMA±	3.00	02/20/2016	20,294	21,083
GNMA±	3.00	03/20/2016	45,863	47,646
GNMA±	4.00	03/20/2016	55,733	58,160
GNMA±	3.38	04/20/2016	34,098	35,536
GNMA±	4.00	04/20/2016	7,706	8,058
GNMA	9.00	05/15/2016	11,722	11,841
GNMA±	3.38	05/20/2016	3,055	3,184
GNMA±	4.00	05/20/2016	1,171	1,224
GNMA	9.00	07/15/2016	1,890	1,906
GNMA±	2.63	07/20/2016	21,157	21,891
GNMA	9.00	08/15/2016	22,343	25,248
GNMA	9.00	11/15/2016	9,135	9,188
GNMA	9.00	11/15/2016	9,862	11,144
GNMA	9.00	11/15/2016	41,434	46,821
GNMA	9.00	12/15/2016	594	604
GNMA±	2.38	01/20/2017	22,197	22,991
GNMA	9.00	02/15/2017	10,212	11,651
GNMA	9.00	02/15/2017	1,795	2,048
GNMA±	2.38	02/20/2017	26,460	27,406
GNMA±	2.38	02/20/2017	120,861	125,182
GNMA±	2.38	03/20/2017	35,252	36,512
GNMA±	2.38	03/20/2017	20,584	21,320
GNMA	9.00	05/15/2017	1,934	1,945
GNMA±	3.38	05/20/2017	93,228	97,159
GNMA±	3.38	05/20/2017	33,935	35,366
GNMA±	3.38	06/20/2017	8,228	8,575
GNMA	7.25	07/15/2017	40,056	44,715
GNMA	9.00	07/15/2017	13,807	15,754
GNMA±	3.00	07/20/2017	21,692	22,485
GNMA	7.25	08/15/2017	60,217	66,993
GNMA	7.25	08/15/2017	47,594	52,888
GNMA	7.25	08/15/2017	16,060	17,928
GNMA±	2.63	08/20/2017	33,179	34,329
GNMA±	3.00	08/20/2017	196,320	203,495
GNMA±	3.00	08/20/2017	14,995	15,535
GNMA	7.25	09/15/2017	61,278	68,404
GNMA±	2.13	09/20/2017	42,097	43,444
GNMA±	2.63	09/20/2017	5,745	5,945
GNMA±	2.63	09/20/2017	7,732	8,000
GNMA±	3.00	09/20/2017	208,440	216,058
GNMA±	3.50	09/20/2017	31,314	32,536
GNMA	7.25	10/15/2017	111,755	124,308
GNMA	7.25	10/15/2017	64,822	72,037
GNMA±	2.50	10/20/2017	14,424	14,913
GNMA±	2.75	10/20/2017	85,764	88,777
GNMA±	3.50	10/20/2017	503	523
GNMA	7.25	11/15/2017	41,396	45,751
GNMA±	2.50	11/20/2017	40,815	42,197

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA±	3.00%	11/20/2017	$39,410	$40,843
GNMA±	3.50	11/20/2017	92,064	95,644
GNMA±	4.00	11/20/2017	38,055	39,585
GNMA±	2.50	12/20/2017	30,512	31,545
GNMA±	3.00	12/20/2017	234,757	243,297
GNMA±	4.50	12/20/2017	4,521	4,731
GNMA	7.25	01/15/2018	30,627	34,212
GNMA	7.25	01/15/2018	32,630	36,674
GNMA±	3.00	01/20/2018	70,104	72,830
GNMA	7.25	02/15/2018	33,229	37,103
GNMA±	3.50	02/20/2018	72,141	75,126
GNMA±	3.50	03/20/2018	9,082	9,458
GNMA±	3.50	04/20/2018	9,552	9,965
GNMA±	4.00	04/20/2018	18,542	19,389
GNMA	7.25	05/15/2018	17,208	18,963
GNMA±	3.50	05/20/2018	3,591	3,747
GNMA±	3.38	06/20/2018	13,435	14,001
GNMA±	2.63	07/20/2018	788	815
GNMA±	2.63	07/20/2018	76,148	78,788
GNMA±	2.63	08/20/2018	44,385	45,924
GNMA±	2.63	08/20/2018	11,676	12,081
GNMA±	3.50	09/20/2018	8,997	9,349
GNMA±	3.00	11/20/2018	6,286	6,514
GNMA±	4.00	11/20/2018	116,189	120,861
GNMA±	3.00	12/20/2018	2,912	3,018
GNMA±	3.00	01/20/2019	5,579	5,796
GNMA±	4.00	01/20/2019	139,893	140,818
GNMA±	3.00	02/20/2019	12,068	12,537
GNMA±	3.50	02/20/2019	51,004	53,114
GNMA±	2.50	03/20/2019	4,501	4,664
GNMA±	3.00	03/20/2019	25,219	26,199
GNMA±	3.38	05/20/2019	32,427	33,795
GNMA±	4.00	05/20/2019	10,275	10,745
GNMA±	3.38	06/20/2019	62,548	65,186
GNMA±	4.50	06/20/2019	5,150	5,398
GNMA±	3.00	08/20/2019	35,049	36,330
GNMA±	3.50	09/20/2019	73,280	76,141
GNMA±	3.50	01/20/2020	17,245	17,959
GNMA	9.00	03/15/2020	5,818	6,867
GNMA±	3.38	06/20/2020	15,323	15,969
GNMA±	3.50	06/20/2020	24,820	25,893
GNMA±	3.50	07/20/2020	1,764	1,833
GNMA±	2.50	11/20/2020	29,090	30,076
GNMA±	2.50	12/20/2020	18,681	19,314
GNMA±	2.38	01/20/2021	30,643	31,738
GNMA±	3.00	01/20/2021	389	404
GNMA±	2.38	02/20/2021	81,320	84,228
GNMA±	3.00	02/20/2021	565	586
GNMA±	3.38	05/20/2021	17,468	18,205
GNMA±	3.38	06/20/2021	105,670	110,126
GNMA	9.00	08/15/2021	979	999
GNMA±	2.63	08/20/2021	38,586	39,924
GNMA±	2.63	08/20/2021	82,180	85,029
GNMA±	2.63	08/20/2021	18,939	19,596
GNMA±	2.13	10/20/2021	425,129	438,736
GNMA±	2.13	11/20/2021	45,442	46,896
GNMA±	2.13	12/20/2021	17,081	17,628
GNMA±	2.50	12/20/2021	46,376	47,947
GNMA±	2.38	01/20/2022	208,822	216,289
GNMA±	2.88	01/20/2022	6,639	6,896
GNMA±	2.38	02/20/2022	63,298	65,561
GNMA±	2.38	02/20/2022	175,882	182,170
GNMA±	2.38	02/20/2022	10,011	10,369

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA±	2.38%	02/20/2022	$6,646	$6,883
GNMA±	2.38	03/20/2022	191,641	198,493
GNMA±	2.38	03/20/2022	344,221	356,529
GNMA±	2.38	03/20/2022	57,719	59,783
GNMA±	3.38	04/20/2022	568,546	592,522
GNMA±	3.38	04/20/2022	534,590	557,135
GNMA±	3.38	05/20/2022	71,502	74,518
GNMA±	3.38	05/20/2022	520,713	542,673
GNMA±	3.38	05/20/2022	139,770	145,665
GNMA±	3.38	05/20/2022	30,589	31,878
GNMA±	3.38	06/20/2022	6,197	6,459
GNMA±	3.38	06/20/2022	39,843	41,523
GNMA±	2.63	07/20/2022	14,104	14,593
GNMA±	2.63	07/20/2022	11,834	12,245
GNMA±	2.63	07/20/2022	21,371	22,112
GNMA±	3.13	07/20/2022	7,197	7,468
GNMA±	3.13	07/20/2022	8,419	8,736
GNMA±	2.63	09/20/2022	153,671	158,999
GNMA±	2.63	09/20/2022	78,006	80,710
GNMA±	2.63	09/20/2022	16,686	17,265
GNMA±	2.13	10/20/2022	61,599	63,570
GNMA±	2.13	10/20/2022	205,825	212,412
GNMA±	2.13	11/20/2022	123,379	127,328
GNMA±	2.13	11/20/2022	163,075	168,294
GNMA±	2.13	12/20/2022	11,364	11,728
GNMA±	2.13	12/20/2022	102,963	106,258
GNMA±	2.13	12/20/2022	47,880	49,413
GNMA±	2.13	12/20/2022	629,461	649,607
GNMA±	2.38	01/20/2023	1,445,937	1,497,637
GNMA±	2.38	01/20/2023	102,068	105,717
GNMA±	2.38	02/20/2023	134,076	138,870
GNMA±	2.38	02/20/2023	25,749	26,669
GNMA±	2.38	02/20/2023	126,275	130,790
GNMA±	2.38	02/20/2023	74,589	77,256
GNMA±	2.38	03/20/2023	147,582	152,858
GNMA±	3.38	04/20/2023	23,721	24,721
GNMA±	3.38	04/20/2023	52,460	54,673
GNMA±	3.38	05/20/2023	17,451	18,187
GNMA±	3.38	05/20/2023	49,914	52,019
GNMA±	3.38	06/20/2023	493,417	514,225
GNMA±	3.38	06/20/2023	223,348	232,768
GNMA±	2.63	07/20/2023	9,037	9,350
GNMA±	2.63	09/20/2023	697,068	721,237
GNMA±	2.63	09/20/2023	154,109	159,452
GNMA±	2.63	09/20/2023	550,713	569,807
GNMA±	2.13	10/20/2023	1,361,572	1,405,149
GNMA±	2.13	11/20/2023	1,032,341	1,065,382
GNMA±	2.13	11/20/2023	1,043,304	1,076,696
GNMA±	2.13	12/20/2023	1,462,850	1,509,669
GNMA±	2.13	12/20/2023	50,626	52,246
GNMA±	2.13	12/20/2023	173,505	179,058
GNMA±	3.38	04/20/2024	36,929	38,486
GNMA±	3.38	04/20/2024	378,058	394,002
GNMA±	3.38	05/20/2024	332,143	346,150
GNMA±	3.38	05/20/2024	29,749	31,003
GNMA±	3.38	06/20/2024	37,283	38,856
GNMA±	3.38	06/20/2024	28,505	29,707
GNMA±	3.38	06/20/2024	192,289	200,398
GNMA±	2.63	07/20/2024	163,122	168,777
GNMA±	2.63	07/20/2024	954,831	987,937
GNMA±	2.63	07/20/2024	513,504	531,308
GNMA	9.00	07/20/2024	1,199	1,436
GNMA±	2.63	08/20/2024	86,909	89,923

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA±	2.63%	08/20/2024	$66,011	$68,300
GNMA	9.00	08/20/2024	806	965
GNMA	9.00	09/20/2024	2,986	3,575
GNMA±	2.13	10/20/2024	1,724,024	1,779,202
GNMA±	2.50	10/20/2024	796,851	823,848
GNMA	9.00	10/20/2024	25,608	30,654
GNMA±	2.13	11/20/2024	149,158	153,932
GNMA±	2.13	11/20/2024	827,550	854,036
GNMA	9.00	11/20/2024	736	881
GNMA±	2.50	12/20/2024	540,495	558,807
GNMA	9.00	01/20/2025	11,263	13,515
GNMA	9.00	02/20/2025	42,571	51,086
GNMA±	3.38	04/20/2025	218,851	228,080
GNMA±	3.38	04/20/2025	8,293	8,643
GNMA	6.45	04/20/2025	100,438	110,597
GNMA	6.45	05/20/2025	54,994	59,074
GNMA±	2.63	07/20/2025	10,632	11,000
GNMA±	2.63	09/20/2025	265,017	274,206
GNMA	6.45	09/20/2025	57,383	65,690
GNMA±	2.13	10/20/2025	909,136	938,233
GNMA±	2.13	10/20/2025	183,868	189,753
GNMA±	2.38	01/20/2026	945,620	979,431
GNMA±	2.38	02/20/2026	781,841	809,796
GNMA±	2.63	09/20/2026	160,497	166,062
GNMA±	2.13	10/20/2026	160,637	165,778
GNMA±	2.13	11/20/2026	14,651	15,120
GNMA±	2.13	01/20/2027	11,905	12,286
GNMA±	2.38	01/20/2027	400,982	415,319
GNMA±	2.38	02/20/2027	10,989	11,382
GNMA±	3.38	05/20/2027	38,571	40,197
GNMA±	2.63	07/20/2027	3,725	3,854
GNMA±	2.63	08/20/2027	28,737	29,734
GNMA±	2.63	08/20/2027	5,803	6,004
GNMA±	2.63	09/20/2027	6,016	6,225
GNMA±	2.13	10/20/2027	10,501	10,837
GNMA±	2.13	11/20/2027	9,431	9,733
GNMA±	2.38	01/20/2028	10,906	11,296
GNMA	6.75	02/15/2029	148,424	171,185
GNMA±	2.13	12/20/2029	322,092	332,401
GNMA±	2.00	01/20/2030	182,658	188,847
GNMA±	2.13	10/20/2030	231,676	239,091
GNMA±	2.13	11/20/2031	12,371	12,767
GNMA±	2.13	12/20/2031	1,638	1,691
GNMA±	3.50	04/20/2032	117,351	122,423
GNMA±	3.50	05/20/2032	278,693	290,736
GNMA±	3.50	06/20/2032	700,963	731,255
GNMA±	2.13	11/20/2032	825,305	851,719
GNMA±	2.00	12/20/2032	108,793	112,207
GNMA±	2.50	02/20/2033	4,909	5,088
GNMA±	2.50	03/20/2033	59,238	61,393
GNMA	6.50	06/20/2034	427,870	484,617
GNMA	6.50	06/20/2034	90,105	102,055
GNMA	7.00	07/20/2034	73,051	84,137
GNMA	7.00	07/20/2034	127,441	146,781
GNMA	6.50	08/20/2034	2,465,573	2,792,575
GNMA	6.50	08/20/2034	101,490	114,895
GNMA	6.50	08/20/2034	120,739	136,753
GNMA	6.50	08/20/2034	133,815	151,488
GNMA Series 2003-1 Class SW(c)±	0.60	06/16/2031	6,663,415	29,030
GNMA Series 2004-41 Class SE(c)±	7.00	05/20/2030	283,543	1,727

Total Agency Securities (Cost $1,095,121,224)				1,111,935,603

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND	PORTFOLIO OF INVESTMENTS - May 31, 2011 (UNAUDITED)

Security Name		Yield	Maturity Date	Principal	Value
Short-Term Investments: 1.84%
US Treasury Securities: 0.04%
US Treasury Bill#^		0.09%	06/23/2011	$500,000	$499,990

				Shares
Investment Companies: 1.80%
Wells Fargo Advantage Government Money Market Fund(l)(u)		0.01		20,405,803	20,405,803

Total Short-Term Investments (Cost $20,905,774)					20,905,793

Total Investments in Securities (Cost $1,116,026,998)*	99.91%				1,132,841,396
Other Assets and Liabilities, Net	0.09				983,265

Total Net Assets	100.00%				$1,133,824,661

±	Variable rate investments.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
^	Zero coupon security. Rate represents yield to maturity.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $1,117,489,828 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$16,192,575
Gross unrealized depreciation	(841,007)

Net unrealized appreciation	$15,351,568

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

WELLS FARGO ADVANTAGE ADJUSTABLE RATE GOVERNMENT FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Adjustable Rate Government Fund (the “Fund”)

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,111,935,603	$0	$1,111,935,603

Short-term investments
Investment companies	20,405,803	0	0	20,405,803
U.S. Treasury securities	499,990	0	0	499,990

	$20,905,793	$1,111,935,603	$0	$1,132,841,396

As of May 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$(311,845)	$0	$0	$(311,845)

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency Securities	Yankee Government Bonds	Total
Balance as of August 31, 2010	$10,023,440	$3,859,375	$13,882,815
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	(25,391)	(25,391)
Change in unrealized gains (losses)	(2)	203,125	203,125
Purchases	0	0	0
Sales	(10,023,438)	(4,037,109)	(14,060,547)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of May 31, 2011	$0	$0	$0

Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$0	$0	$0

Derivative transactions

During the nine months ended May 31, 2011, the Fund entered into futures contracts to gain market exposure.

At May 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Contract Amount	Value at May 31, 2011	Net Unrealized Gains (Losses)
September 2011	150 Short	10-Year US Treasury Notes	$18,243,465	$18,391,406	$(147,941)
September 2011	225 Short	5-Year US Treasury Notes	26,642,737	26,806,641	(163,904)

The Fund had an average notional amount of $20,371,250 in short futures contracts during the nine months ended May 31, 2011.

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 72.52%
FHLB	5.63%	03/14/2036	$6,150,000	$7,003,036
FHLMC±	0.65	02/15/2033	1,159,543	1,160,275
FHLMC	2.93	11/01/2012	494,603	496,593
FHLMC	6.00	05/25/2043	9,878,364	11,031,355
FHLMC #170053	14.75	08/01/2011	56	58
FHLMC #170069	14.00	11/01/2012	82	83
FHLMC #170189	9.50	09/01/2016	99	114
FHLMC #170198	9.50	10/01/2016	720	824
FHLMC #170215	8.00	02/01/2017	19,244	21,819
FHLMC #170235	10.50	08/01/2019	43,743	50,972
FHLMC #1B0123±	3.03	09/01/2031	10,989	11,033
FHLMC #1B0129±	3.11	09/01/2031	277,906	280,163
FHLMC #1J0817±	5.90	01/01/2038	1,425,764	1,529,359
FHLMC #1R0005±	3.52	07/01/2032	3,370,401	3,448,134
FHLMC #306642	10.50	02/01/2019	63	72
FHLMC #360008	10.00	08/01/2017	52	57
FHLMC #360044	10.00	01/01/2019	29	33
FHLMC #360063	10.50	06/01/2019	41	48
FHLMC #360067	10.00	08/01/2019	123	141
FHLMC #360071	9.50	08/01/2019	371	436
FHLMC #360077	9.00	08/01/2019	1,223	1,435
FHLMC #360080	9.00	12/01/2019	661	774
FHLMC #360089	9.50	02/01/2020	20	24
FHLMC #360096	9.00	02/01/2020	254	298
FHLMC #360104	10.00	03/01/2020	44	52
FHLMC #360108	10.00	06/01/2020	86	100
FHLMC #360109	10.00	07/01/2020	72	84
FHLMC #360110	9.50	06/01/2020	158	188
FHLMC #360114	10.00	08/01/2020	81	94
FHLMC #360116	9.50	08/01/2020	1,086	1,295
FHLMC #360117	9.50	09/01/2020	148	177
FHLMC #360122	9.50	10/01/2020	66	79
FHLMC #3748 D	4.00	11/15/2039	15,425,000	15,628,601
FHLMC #530935	10.50	05/01/2019	277	320
FHLMC #531025	9.00	08/01/2019	173	177
FHLMC #533736	9.50	08/01/2018	55	56
FHLMC #537360	9.00	08/01/2019	347	367
FHLMC #538318	10.00	12/01/2019	479	555
FHLMC #538321	9.00	01/01/2020	210	246
FHLMC #545187	10.50	12/01/2019	85,042	98,638
FHLMC #546817	9.00	02/01/2020	4,990	5,855
FHLMC #547036	9.00	03/01/2020	2,867	3,358
FHLMC #547212	10.50	02/01/2020	2,966	3,448
FHLMC #547408	9.00	03/01/2020	381	449
FHLMC #549166	10.50	05/01/2020	8,905	10,353
FHLMC #549849	9.00	09/01/2020	541	634
FHLMC #552435	10.50	08/01/2020	45,820	53,674
FHLMC #553178	9.50	09/01/2020	28	34
FHLMC #554395	9.00	12/01/2020	100	117
FHLMC #554793	9.00	04/01/2021	8,727	10,341
FHLMC #555503	9.00	04/01/2021	185,947	201,584
FHLMC #611023±	2.42	10/01/2026	370,150	387,633
FHLMC #786210±	6.38	01/01/2026	95,720	96,106
FHLMC #786823±	2.79	07/01/2029	432,411	453,179
FHLMC #789483±	2.72	06/01/2032	190,016	197,697
FHLMC #865496±	4.57	05/01/2026	136,973	143,883
FHLMC #884009	10.50	05/01/2020	93,430	109,841
FHLMC #A00687	9.50	09/01/2020	20,908	23,830
FHLMC #A01144	9.00	03/01/2021	10,932	12,600
FHLMC #A01434	9.00	06/01/2016	14,639	14,805
FHLMC #A01562	9.00	11/01/2018	119,657	125,745
FHLMC #A01620	9.00	04/01/2017	36,459	38,314
FHLMC #A01659	9.00	01/01/2017	26,547	29,561

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC #A01860	8.50%	06/01/2017	$33,921	$38,500
FHLMC #A93454	5.00	08/01/2040	6,910,951	7,364,618
FHLMC #B13066	4.00	03/01/2014	859,587	896,981
FHLMC #B13579	5.00	04/01/2019	839,148	906,455
FHLMC #B13580	5.00	04/01/2019	686,547	741,613
FHLMC #B13654	4.00	04/01/2014	4,306,863	4,427,379
FHLMC #B15194	5.00	06/01/2019	1,180,408	1,275,087
FHLMC #B16884	5.00	10/01/2019	1,179,988	1,274,879
FHLMC #B17855	5.00	02/01/2020	3,557,013	3,843,797
FHLMC #C00001	9.50	10/01/2020	132	158
FHLMC #C00004	9.50	11/01/2020	181	217
FHLMC #C00032	9.00	04/01/2021	658	777
FHLMC #C00038	9.50	05/01/2021	410	490
FHLMC #C00054	9.00	08/01/2021	1,429	1,697
FHLMC #C00149	8.50	07/01/2022	13,132	15,658
FHLMC #C00288	7.00	12/01/2023	13,350	15,304
FHLMC #C00470	8.00	08/01/2026	48,664	57,745
FHLMC #C00483	8.00	11/01/2026	47,978	56,930
FHLMC #C00494	7.00	12/01/2026	1,651	1,901
FHLMC #C00647	6.50	09/01/2028	99,617	112,886
FHLMC #C00756	7.00	04/01/2029	7,483	8,634
FHLMC #C00765	7.00	05/01/2029	65,514	75,654
FHLMC #C01197	6.50	07/01/2031	17	19
FHLMC #C01345	7.00	04/01/2032	456,219	527,997
FHLMC #C01410	6.00	10/01/2032	217,106	241,119
FHLMC #C03478	4.50	06/01/2040	2,786,543	2,894,576
FHLMC #C14179	6.50	09/01/2028	26,599	30,143
FHLMC #C25760	7.00	04/01/2029	2,302	2,658
FHLMC #C31808	7.50	10/01/2029	34,696	40,412
FHLMC #C59553	7.50	11/01/2031	451,734	527,005
FHLMC #C65576	7.50	04/01/2032	541,545	632,208
FHLMC #C80168	8.00	06/01/2024	18,826	22,280
FHLMC #C80235	9.00	09/01/2024	3,103	3,802
FHLMC #C90544	6.50	04/01/2022	324,128	365,480
FHLMC #D01863	9.00	09/01/2020	1,098	1,289
FHLMC #D02894	9.00	02/01/2021	175	206
FHLMC #D03267	9.00	03/01/2021	3,748	3,795
FHLMC #D05708	9.00	06/01/2021	1,468	1,744
FHLMC #D07418	9.00	07/01/2021	6,837	8,119
FHLMC #D07542	9.00	07/01/2021	5,468	6,493
FHLMC #D18037	9.00	04/01/2022	7,428	8,854
FHLMC #D52807	7.00	05/01/2024	13,868	15,897
FHLMC #D54010	8.00	06/01/2024	8,516	10,079
FHLMC #D54132	8.00	06/01/2024	16,533	19,567
FHLMC #D57038	9.00	10/01/2024	3,072	3,090
FHLMC #D70632	6.50	04/01/2026	23,301	26,404
FHLMC #D70792	6.50	04/01/2026	5,602	6,349
FHLMC #D73666	8.50	08/01/2026	9,300	11,185
FHLMC #D73888	8.50	08/01/2026	33,448	40,229
FHLMC #D76733	7.00	12/01/2026	435	501
FHLMC #D76735	7.00	12/01/2026	2,791	3,214
FHLMC #D76758	7.00	12/01/2026	4,953	5,702
FHLMC #D76770	7.00	12/01/2026	153	176
FHLMC #D76913	7.00	12/01/2026	1,703	1,960
FHLMC #E79794	7.00	10/01/2014	655,229	701,778
FHLMC #E96459	5.00	05/01/2018	1,150,028	1,241,551
FHLMC #G00137	9.00	07/01/2022	1,674	1,978
FHLMC #G00159	8.00	08/01/2023	80,561	93,496
FHLMC #G00319	9.50	04/01/2025	191,463	230,253
FHLMC #G00484	8.50	05/01/2026	5,519	6,626
FHLMC #G00683	8.50	12/01/2025	41,738	50,236
FHLMC #G01019	8.00	11/01/2028	36,926	43,608

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FHLMC #G01236	10.00%	10/01/2021	$151,395	$166,497
FHLMC #G10783	8.50	06/01/2012	319	321
FHLMC #G11200	8.00	01/01/2012	4,792	4,866
FHLMC #G11209	7.50	12/01/2011	61,087	62,143
FHLMC #G11345	7.50	12/01/2011	19,623	19,851
FHLMC #G11368	7.50	12/01/2012	161,620	166,676
FHLMC #G11451	6.50	04/01/2018	109,637	120,571
FHLMC #G12008	6.50	04/01/2021	317,178	348,809
FHLMC #G18005	5.00	08/01/2019	4,818,732	5,208,246
FHLMC #G80106	10.00	08/17/2022	804,960	913,555
FHLMC #G80116	10.00	02/17/2025	1,396,172	1,617,163
FHLMC #G80193	9.50	09/17/2022	1,645,961	1,920,682
FHLMC #G90023	7.00	11/17/2013	79,241	80,919
FHLMC #H01193	6.50	08/01/2037	3,591,901	4,020,965
FHLMC #H01792	6.50	10/01/2037	1,204,018	1,347,842
FHLMC #N70012	10.50	08/01/2020	33,112	38,690
FHLMC Series 16 Class D	10.00	10/15/2019	39,377	44,895
FHLMC Series 1671 Class 1671-TA±	0.75	02/15/2024	139,656	139,751
FHLMC Series 2882 Class TF±	0.45	10/15/2034	9,077,948	9,077,994
FHLMC Series 3139 Class YD	4.38	04/15/2015	2,029,665	2,037,766
FHLMC Series 3185 Class PA	4.50	08/15/2026	692,034	692,321
FHLMC Series 3221 Class VA	5.00	09/15/2017	8,336,116	9,081,468
FHLMC Series R007 Class AC	5.88	05/15/2016	88,242	88,218
FHLMC Series R008 Class FK±	0.60	07/15/2023	7,394,857	7,397,210
FHLMC Series T-57 Class 1A1	6.50	07/25/2043	2,508,179	2,925,948
FHLMC Series T-67 Class 1A1C±	3.23	03/25/2036	3,947,302	4,128,014
FHLMC Series T-67 Class 2A1C±	3.19	03/25/2036	4,542,994	4,750,978
FHLMC Series T-75 Class A1±	0.25	12/25/2036	6,948,729	6,906,954
FHLMC Structured Pass-Through Securities Series T-15 Class A6±	0.65	11/25/2028	356,509	338,088
FHLMC Structured Pass-Through Securities Series T-23 Class A±	0.47	05/25/2030	1,450,898	1,363,021
FHLMC Structured Pass-Through Securities Series T-35 Class A±	0.47	09/25/2031	646,556	612,873
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	1,790,690	2,166,735
FHLMC Structured Pass-Through Securities Series T-55 Class 2A1±	3.49	03/25/2043	803,245	753,630
FHLMC Structured Pass-Through Securities Series T-57 Class 2A1±	3.89	07/25/2043	4,690,075	4,740,217
FNMA±	0.39	02/25/2037	4,030,439	4,004,476
FNMA	2.38	07/28/2015	29,170,000	30,285,169
FNMA%%	4.00	11/25/2039	12,275,000	12,361,306
FNMA%%	4.50	02/25/2021	13,300,000	14,100,075
FNMA%%	4.50	03/25/2039	9,890,000	10,273,238
FNMA%%	5.00	05/25/2019	16,840,000	18,055,646
FNMA%%	5.00	08/25/2036	15,559,000	16,560,611
FNMA%%	5.50	10/25/2019	6,558,000	7,112,354
FNMA%%	5.50	04/25/2035	63,675,000	69,027,648
FNMA%%	6.00	09/25/2035	53,830,000	59,204,603
FNMA	6.17	02/25/2016	47,113	47,158
FNMA	6.50	07/25/2042	3,490,785	3,946,190
FNMA	7.50	11/25/2031	1,594,295	1,830,450
FNMA%%	4.00	03/25/2024	16,840,000	17,547,802
FNMA #035500	8.50	05/01/2017	14,373	16,231
FNMA #050363	9.50	11/01/2020	466	555
FNMA #050443	9.00	06/01/2021	389	459
FNMA #050466	9.00	08/01/2021	544	639
FNMA #100042	11.00	10/15/2020	39,752	45,332
FNMA #100285	9.50	12/15/2020	168,830	201,812
FNMA #105590	9.50	10/01/2020	267	318
FNMA #124702	9.50	06/01/2022	14,309	16,113
FNMA #160467	6.07	09/01/2013	2,937,915	3,122,602
FNMA #190180	9.00	07/01/2021	217,173	248,438
FNMA #190626	11.25	02/01/2016	7,429	7,481
FNMA #239463	8.00	08/01/2020	18,523	20,701
FNMA #250837	8.50	02/01/2027	1,000	1,177
FNMA #250930	8.50	03/01/2027	1,690	1,988
FNMA #253951	7.50	09/01/2031	280,013	327,551

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA #254218	7.00%	02/01/2032	$359,213	$414,440
FNMA #254223	7.50	02/01/2032	97,131	113,719
FNMA #254480	7.00	10/01/2032	823,757	948,939
FNMA #255166	6.00	03/01/2024	312,113	344,228
FNMA #255168	7.00	02/01/2034	8,860	10,166
FNMA #256314	5.50	06/01/2016	1,017,774	1,082,693
FNMA #257307	6.00	08/01/2038	19,164,064	21,105,362
FNMA #266514	6.50	01/01/2024	124,442	141,162
FNMA #278602	8.50	08/01/2024	62,726	73,526
FNMA #282451	9.00	07/01/2024	9,478	11,161
FNMA #287737	9.00	03/01/2025	2,341	2,756
FNMA #291419	9.00	03/01/2025	4,759	5,617
FNMA #291422	9.00	04/01/2025	5,363	6,330
FNMA #297400	9.00	02/01/2025	14,082	16,583
FNMA #300484	8.50	12/01/2014	920	927
FNMA #302746	9.00	01/01/2025	3,391	3,993
FNMA #302951	9.00	01/01/2025	109	129
FNMA #304286	9.00	03/01/2025	35,828	42,289
FNMA #304461	9.00	01/01/2025	49,422	58,335
FNMA #306583	9.00	03/01/2025	1,944	2,295
FNMA #306587	9.00	03/01/2025	46	46
FNMA #306675	9.00	03/01/2025	55,102	65,039
FNMA #313419	8.50	12/01/2026	450,334	532,973
FNMA #323013	9.00	10/01/2021	131,037	152,091
FNMA #323284	8.50	05/01/2017	550,081	614,158
FNMA #331154	8.50	03/01/2027	3,367	3,963
FNMA #347896	8.50	06/01/2026	12,979	15,275
FNMA #351270	8.50	07/01/2026	38,640	45,478
FNMA #355364	8.50	08/01/2026	19,650	23,127
FNMA #357464	4.50	12/01/2018	3,584,029	3,840,249
FNMA #358045	8.50	09/01/2026	867	1,021
FNMA #358139	8.50	10/01/2026	438	516
FNMA #361518	8.50	10/01/2026	12,327	14,508
FNMA #362050	8.50	11/01/2026	14,224	16,741
FNMA #364215	7.50	07/01/2015	19,845	19,928
FNMA #366137	8.50	11/01/2026	7,364	8,667
FNMA #367715	8.50	12/01/2026	41,029	48,290
FNMA #367736	8.50	12/01/2026	381	448
FNMA #368032	7.00	11/01/2026	25,705	29,408
FNMA #370205	8.50	01/01/2027	6,043	7,113
FNMA #372219	8.50	02/01/2027	10,863	12,765
FNMA #383604	6.65	05/01/2016	1,518,075	1,697,433
FNMA #385616	5.24	12/01/2012	261,974	260,533
FNMA #387402	5.03	05/01/2015	6,675,471	7,297,170
FNMA #387646	5.22	10/01/2015	3,433,107	3,787,324
FNMA #398800	8.00	06/01/2012	371,022	376,476
FNMA #398805	8.50	11/01/2011	157	157
FNMA #417768	6.50	03/01/2028	77,051	87,465
FNMA #426843	11.00	02/01/2019	24,664	24,833
FNMA #446430	8.00	10/01/2027	18,619	18,823
FNMA #456563	8.50	08/01/2029	34,693	40,867
FNMA #457277±	2.73	10/01/2027	517,857	548,524
FNMA #458018	12.00	07/15/2014	137,798	157,177
FNMA #460207	5.60	11/01/2013	555,844	592,467
FNMA #461110	4.62	07/01/2013	10,951,516	11,448,078
FNMA #461647	6.08	01/01/2019	3,404,511	3,421,410
FNMA #461966	5.55	09/01/2019	4,528,261	4,649,378
FNMA #462153	7.48	01/01/2025	1,039,004	1,026,505
FNMA #462846	4.15	07/01/2014	10,740,080	11,402,252
FNMA #464495	4.68	02/01/2020	3,382,793	3,644,454
FNMA #487758	8.50	05/01/2026	431,912	509,654
FNMA #487759	9.50	07/01/2028	160,611	192,983

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA #505851	8.50%	07/01/2029	$1,055	$1,242
FNMA #516051	9.50	01/01/2021	63,322	74,805
FNMA #535183	8.00	06/01/2028	16,198	18,898
FNMA #535537	9.00	07/01/2028	86,920	102,943
FNMA #535573	8.00	11/01/2013	20,767	21,373
FNMA #535752	10.00	12/01/2020	246,095	282,783
FNMA #538435±	3.27	07/01/2026	783,987	828,380
FNMA #539118	8.00	02/01/2030	375,687	436,217
FNMA #545117±	2.53	12/01/2040	124,666	131,090
FNMA #545187±	2.67	09/01/2031	576,039	601,653
FNMA #545208±	2.56	09/01/2031	138,491	144,898
FNMA #545460±	2.43	11/01/2031	406,738	423,238
FNMA #545686	6.50	06/01/2017	592,746	651,662
FNMA #54844±	3.27	09/01/2027	1,395,476	1,413,663
FNMA #555161	6.00	12/01/2013	258,476	282,229
FNMA #555569	6.00	05/01/2016	1,650,685	1,802,376
FNMA #555710	4.50	08/01/2018	5,193,971	5,565,286
FNMA #601997	7.00	09/01/2031	7,355	8,486
FNMA #610591	7.00	01/01/2032	11,444	13,204
FNMA #624554	7.00	02/01/2032	54,808	63,233
FNMA #635726±	2.44	04/01/2032	234,450	245,535
FNMA #646643±	2.63	06/01/2032	258,634	260,185
FNMA #66414±	4.38	09/01/2028	1,239,006	1,282,367
FNMA #669258	8.00	01/01/2030	57,315	66,495
FNMA #675479±	2.36	01/01/2033	207,115	207,862
FNMA #675491±	3.19	04/01/2033	167,918	175,500
FNMA #693297	8.00	05/01/2027	90,277	104,735
FNMA #695514	8.50	10/01/2026	42,297	49,619
FNMA #695519	8.50	11/01/2026	226,618	265,676
FNMA #70765	9.00	03/01/2021	171,322	202,904
FNMA #724438	8.50	06/01/2027	1,039,846	1,221,612
FNMA #724658±	4.24	07/01/2033	178,408	179,689
FNMA #725249	5.00	03/01/2034	14,682,366	15,730,636
FNMA #725638	5.00	12/01/2018	2,762,189	2,982,876
FNMA #725922	6.50	12/01/2029	1,237,621	1,404,990
FNMA #735062	5.50	06/01/2034	23,666,042	25,808,235
FNMA #735333±	2.95	05/01/2036	6,092,968	6,248,521
FNMA #735613	6.00	02/01/2035	3,673,675	4,081,403
FNMA #735644	6.50	11/01/2031	287,525	326,408
FNMA #739503	5.50	09/01/2033	9,545,519	10,403,590
FNMA #740227	5.50	09/01/2033	7,845,231	8,550,459
FNMA #745379	7.00	04/01/2034	706,518	814,832
FNMA #745678±	2.56	05/01/2036	4,344,286	4,543,567
FNMA #745743	4.00	05/01/2021	4,819,486	5,092,540
FNMA #745816±	2.37	12/01/2035	3,981,079	4,160,836
FNMA #787275±	4.93	06/01/2034	1,759,801	1,827,254
FNMA #804150	7.00	12/01/2034	119,144	136,700
FNMA #813158±	2.53	12/01/2034	2,902,600	3,047,473
FNMA #821938	7.00	06/01/2035	21,686	24,880
FNMA #835168	5.50	08/01/2035	6,687,788	7,278,521
FNMA #851813	7.00	01/01/2036	41,760	47,911
FNMA #873354	5.61	02/01/2021	3,721,657	4,140,634
FNMA #873429	5.39	01/01/2024	3,243,086	3,477,491
FNMA #873461	5.67	03/01/2016	6,430,710	7,144,658
FNMA #873468	5.70	03/01/2016	986,772	1,084,250
FNMA #873577	5.55	05/01/2016	3,220,574	3,537,324
FNMA #873616	5.75	05/01/2021	3,720,147	3,872,681
FNMA #873718	5.95	06/01/2024	1,877,850	1,979,370
FNMA #874071	5.67	11/01/2021	5,808,223	6,235,193
FNMA #874164	5.66	12/01/2016	1,732,000	1,866,783
FNMA #874284	5.12	01/01/2017	11,700,000	12,847,307
FNMA #874819±	5.99	09/01/2018	1,733,000	1,916,930
FNMA #874877	5.79	10/01/2017	1,125,901	1,225,209

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA #886087	6.50%	07/01/2036	$2,822,604	$3,192,557
FNMA #886686±	6.05	08/01/2036	4,367,668	4,645,766
FNMA #886761	7.00	09/01/2036	1,150,170	1,319,658
FNMA #888022	5.00	02/01/2036	17,736,395	18,969,456
FNMA #888332±	3.57	05/01/2036	3,142,836	3,235,198
FNMA #888512±	3.37	02/01/2027	2,553,306	2,690,557
FNMA #888538	5.50	01/01/2037	7,449,153	8,107,137
FNMA #888707	7.50	10/01/2037	7,048,677	8,170,573
FNMA #889398	6.00	11/01/2037	6,126,603	6,749,135
FNMA #892283±	5.85	09/01/2036	3,412,888	3,607,801
FNMA #895998	6.50	07/01/2036	3,415,818	3,870,282
FNMA #923441	7.00	07/01/2047	397,815	453,183
FNMA #924858	6.50	09/01/2037	1,016,363	1,139,200
FNMA #954965	6.50	09/01/2037	1,840,542	2,062,988
FNMA #957048	5.79	12/01/2017	2,053,812	2,256,980
FNMA #957144	5.63	02/01/2018	1,134,428	1,244,912
FNMA #958705	4.79	05/01/2019	2,280,967	2,474,930
FNMA #AB1469	4.50	09/01/2040	66,527,041	69,197,867
FNMA #AD0639	6.00	12/01/2038	2,049,373	2,257,613
FNMA #AD8536	5.00	08/01/2040	17,986,529	19,180,771
FNMA #AD9194	5.00	08/01/2040	86,935,399	92,707,604
FNMA #AE0113	4.00	07/01/2040	99,852,069	100,671,462
FNMA #AE0396	8.00	09/01/2040	3,128,392	3,657,175
FNMA #AE2084	4.50	08/01/2025	881,283	935,748
FNMA #AE2148	3.50	02/01/2026	8,987,279	9,177,603
FNMA #AE3049	4.50	09/01/2040	19,974,076	20,775,965
FNMA #AH0313	4.00	12/01/2040	6,044,318	6,094,491
FNMA #AH1099	4.00	12/01/2040	6,093,584	6,144,165
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	1,831,051	2,255,903
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	3,611,856	4,553,196
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	941,122	1,139,294
FNMA Grantor Trust Series 2001-T8 Class A3±	4.61	07/25/2041	2,538,250	2,637,098
FNMA Grantor Trust Series 2002-T11 Class B	5.34	04/25/2012	15,340,044	15,963,008
FNMA Grantor Trust Series 2002-T12 Class A5±	3.94	10/25/2041	2,161,020	2,231,109
FNMA Grantor Trust Series 2002-T19 Class A1	6.50	07/25/2042	9,333,053	10,539,059
FNMA Grantor Trust Series 2002-T5 Class A1±	0.43	05/25/2032	512,226	489,567
FNMA Grantor Trust Series 2003-T1 Class B	4.49	11/25/2012	15,000,000	15,768,702
FNMA Grantor Trust Series 2003-T2 Class A1±	0.47	03/25/2033	459,253	370,883
FNMA Grantor Trust Series 2004-T1 Class 1A2	6.50	01/25/2044	2,222,238	2,483,659
FNMA Interest Strip Series 161 Class 2	8.50	07/25/2022	132,876	25,026
FNMA Interest Strip Series 265 Class 2	9.00	03/01/2024	347,837	415,938
FNMA Series 11	1.25	02/27/2014	59,250,000	59,908,742
FNMA Series 1988-2 Class Z	10.10	02/25/2018	109,987	124,751
FNMA Series 1988-7 Class Z	9.25	04/25/2018	67,328	75,677
FNMA Series 1989-10 Class Z	9.50	03/25/2019	363,536	422,979
FNMA Series 1989-100 Class Z	8.75	12/25/2019	307,251	349,544
FNMA Series 1989-12 Class Y	10.00	03/25/2019	719,276	849,351
FNMA Series 1989-22 Class G	10.00	05/25/2019	416,912	489,698
FNMA Series 1989-63 Class Z	9.40	10/25/2019	81,691	92,309
FNMA Series 1989-98 Class E	9.20	12/25/2019	137,894	156,019
FNMA Series 1990-144 Class W	9.50	12/25/2020	232,890	271,843
FNMA Series 1990-75 Class Z	9.50	07/25/2020	246,211	288,462
FNMA Series 1990-84 Class Y	9.00	07/25/2020	80,019	91,690
FNMA Series 1990-96 Class Z	9.67	08/25/2020	382,630	449,353
FNMA Series 1991-5 Class Z	8.75	01/25/2021	125,852	144,806
FNMA Series 1991-85 Class Z	8.00	06/25/2021	423,390	471,684
FNMA Series 1991-G9 Class FA±	1.12	04/25/2021	3,107	3,110
FNMA Series 1992-45 Class Z	8.00	04/25/2022	330,470	384,562
FNMA Series 2001-T4 Class A1	7.50	07/25/2041	1,624,698	1,903,725
FNMA Series 2003-90 Class FL±	0.64	03/25/2031	4,446,131	4,449,191
FNMA Series 2003-W1 Class 1A1±	6.36	12/25/2042	1,325,643	1,520,288
FNMA Series 2003-W19 Class 1A6	5.29	11/25/2033	7,821,030	8,556,696

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA Series 2004-W1 Class 2A2	7.00%	12/25/2033	$3,494,642	$4,068,637
FNMA Series 2004-W4 Class A9	5.50	06/25/2034	8,565,000	8,961,482
FNMA Series 2005-116 Class TU	5.50	12/25/2016	1,493,509	1,570,524
FNMA Series 2005-71 Class DB	4.50	08/25/2025	4,000,000	4,342,694
FNMA Series 2007-W10 Class 2A±	6.21	08/25/2047	2,120,411	2,322,030
FNMA Series 2009-108 Class DE	4.50	08/25/2027	1,896,195	2,002,708
FNMA Series 2010-74 Class FE±	0.64	01/25/2035	2,391,500	2,391,256
FNMA Series 2010-74 Class FG±	0.42	03/25/2037	3,352,433	3,352,052
FNMA Series 2010-74 Class FQ±	0.54	02/25/2035	3,162,624	3,162,533
FNMA Series 2010-74 Class FW±	0.79	07/25/2034	1,873,603	1,874,005
FNMA Series G-8 Class E	9.00	04/25/2021	336,518	386,783
FNMA Series G92-30 Class Z	7.00	06/25/2022	699,575	775,900
FNMA Whole Loan Series 1999-W6 Class A±	9.15	09/25/2028	126,221	127,057
FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	1,679,941	1,878,940
FNMA Whole Loan Series 2003-W11 Class A1±	3.08	06/25/2033	82,892	86,726
FNMA Whole Loan Series 2003-W3 Class 1A4±	3.82	08/25/2042	5,086,657	5,383,908
FNMA Whole Loan Series 2003-W5 Class A±	0.41	04/25/2033	968,255	920,879
FNMA Whole Loan Series 2003-W6 Class 6A±	3.98	08/25/2042	4,641,731	4,944,136
FNMA Whole Loan Series 2003-W6 Class PT4±	9.78	10/25/2042	4,321,949	4,974,755
FNMA Whole Loan Series 2003-W8 Class PT1±	9.69	12/25/2042	2,203,324	2,531,757
FNMA Whole Loan Series 2003-W9 Class A±	0.43	06/25/2033	265,502	252,186
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00	08/25/2044	3,291,490	3,755,735
GNMA #003446	6.50	09/20/2033	206,112	233,527
GNMA #048283	14.00	02/15/2012	12,346	13,367
GNMA #053980	14.00	06/15/2012	19,087	20,666
GNMA #126600	13.00	11/15/2014	2,496	2,936
GNMA #156899	8.50	07/15/2016	1,549	1,567
GNMA #187603	9.00	12/15/2016	7,813	7,894
GNMA #201	14.00	09/20/2014	2,592	2,615
GNMA #258264	10.00	12/15/2018	15,396	15,649
GNMA #285264	9.00	03/15/2020	7,634	9,011
GNMA #293778	9.00	04/15/2021	3,915	4,649
GNMA #316476	7.34	10/20/2021	83,696	95,915
GNMA #319937	7.34	12/20/2021	29,885	34,248
GNMA #326228	7.34	02/20/2022	31,884	36,649
GNMA #326259	7.34	04/20/2022	34,872	40,084
GNMA #332246	7.34	09/20/2022	150,577	173,081
GNMA #338010	8.00	06/15/2023	8,602	10,116
GNMA #338533	7.00	12/15/2022	91,145	104,512
GNMA #345538	8.00	02/15/2024	2,329	2,747
GNMA #353253	8.00	04/15/2023	4,441	4,491
GNMA #371436	8.00	09/15/2024	6,007	7,083
GNMA #372198	8.00	06/15/2025	213	251
GNMA #372199	8.00	06/15/2025	22,163	26,196
GNMA #407233	6.00	01/15/2013	23,640	25,809
GNMA #411355	6.50	12/15/2025	65,826	74,933
GNMA #423780	7.00	05/15/2026	7,559	8,755
GNMA #434275	6.50	04/15/2029	2,172	2,475
GNMA #456728	7.00	03/15/2028	85,485	99,304
GNMA #460756	6.00	02/15/2013	2,942	3,212
GNMA #470296	6.50	05/15/2029	4,798	5,467
GNMA #4747	5.00	07/20/2040	19,718,560	21,397,439
GNMA #501055	7.00	08/15/2031	24,300	28,369
GNMA #52538	15.00	07/15/2012	2,898	2,947
GNMA #533591	7.00	01/15/2031	1,221	1,426
GNMA #533788	6.50	05/15/2031	4,557	5,192
GNMA #544475	7.00	04/15/2031	15,795	18,439
GNMA #548335	7.00	04/15/2031	1,473	1,719
GNMA #570329	7.00	03/15/2032	18,026	21,014
GNMA #578318	6.50	07/15/2032	6,488	7,392
GNMA #589696	7.00	05/15/2032	4,435	5,171
GNMA #605621	6.00	08/20/2034	1,387,899	1,545,598
GNMA #780104	9.50	10/20/2019	239,766	277,989

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA #780110	12.50%	04/15/2019	$88,061	$92,385
GNMA #780288	8.00	12/15/2023	1,073,646	1,288,143
GNMA #780867	8.35	04/15/2020	808,273	936,577
GNMA #780980	8.40	05/15/2020	453,749	534,842
GNMA #8678±	3.00	08/20/2020	389,736	403,980
GNMA #8714±	3.00	11/20/2020	223,088	231,204
GNMA #95643	15.00	09/15/2012	725	732
GNMA Series 2002-53 Class IO(c)±	0.27	04/16/2042	69,954,737	299,441
GNMA Series 2004-103 Class C±	4.70	12/16/2027	7,227,872	7,320,774
GNMA Series 2004-20 Class B	4.78	04/16/2034	511,359	520,925
GNMA Series 2004-57 Class C±	5.08	08/16/2026	3,000,000	3,123,698
GNMA Series 2005-23 Class IO(c)±	1.38	06/17/2045	136,417,990	3,876,304
GNMA Series 2005-59 Class A	4.39	05/16/2023	2,767,342	2,786,652
GNMA Series 2005-90 Class A	3.76	09/16/2028	12,635,226	13,046,069
GNMA Series 2006-3 Class A	4.21	01/16/2028	1,968,995	1,980,847
GNMA Series 2006-32 Class C±	5.48	11/16/2038	12,510,000	13,888,750
GNMA Series 2006-32 Class XM(c)±	0.36	11/16/2045	96,093,196	1,868,426
GNMA Series 2006-68 Class D±	5.31	12/16/2037	12,520,000	13,790,363
GNMA Series 2008-22 Class XM(c)±	2.92	02/16/2050	245,858,595	10,160,549
GNMA Series 2008-80 Class B	4.28	03/16/2033	36,430,430	37,590,790
GNMA Series 2010-105 Class QF±	0.55	04/20/2039	5,721,388	5,720,344
GNMA Series 2010-74 Class B	3.81	08/16/2039	5,365,000	5,565,927
GNMA Series II%%	4.50	02/20/2040	49,420,000	52,099,503
SBA #4796093007(c)(a)	1.44	02/15/2018	658,602	16,333
SBA #507511	0.63	03/25/2013	156,584	152,979
SBA Series 1992- 6 Class A(c)(a)(i)	1.51	10/15/2017	1,791,461	39,770
Tennessee Valley Authority	5.38	04/01/2056	3,670,000	4,079,704

Total Agency Securities (Cost $1,444,461,791)				1,474,012,658

Asset Backed Securities: 0.94%
Chase Issuance Trust Series 2009-A3 Class A3	2.40	06/17/2013	19,165,000	19,179,882

Total Asset Backed Securities (Cost $19,165,000)				19,179,882

Non-Agency Mortgage Backed Securities: 5.38%
Citigroup Deutsche Bank Commercial Mortgage Loan Trust Incorporated Series 2006-CD3 Class A5	5.62	10/15/2048	4,610,000	5,060,971
Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	10,885,667	10,967,453
Commercial Mortgage Pass-Through Certificates Series 2006-C7 Class A4±	5.75	06/10/2046	11,870,000	13,226,372
Credit Suisse Mortgage Capital Certificates Series 2006-C3 Class A3±	5.82	06/15/2038	5,510,000	6,102,436
JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1±	2.66	06/25/2035	3,768,702	3,190,530
JPMorgan Mortgage Trust Series 2011-C4 Class A2††	3.34	07/15/2046	5,535,000	5,622,940
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C5 Class A2	4.89	09/15/2030	71,490	71,468
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	12,076,000	13,159,326
Merrill Lynch Commercial Mortgage Trust Series 2007-8 Class A3±	5.97	08/12/2049	3,960,000	4,363,885
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM±	5.20	12/12/2049	8,755,000	8,712,088
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12/12/2049	9,345,000	10,298,818
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1††±	6.50	10/25/2034	3,716,544	3,746,614
Nomura Asset Securities Corporation Series 1998-D6 Class A2±	7.03	03/15/2030	10,575,000	11,431,151
TIAA Real Estate CDO Limited Series 2007-C4 Class A3±	5.98	08/15/2039	10,570,000	11,585,843
Vendee Mortgage Trust Series 1995-1 Class 4±	8.79	02/15/2025	619,993	741,475
Vendee Mortgage Trust Series 1995-2C Class 3A±	8.79	06/15/2025	862,868	1,025,062

Total Non-Agency Mortgage Backed Securities (Cost $106,382,282)				109,306,432

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

GOVERNMENT SECURITIES FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes: 0.56%
Financials: 0.56%

Commercial Banks: 0.56%
Financing Corporation Fico Series D-P^	3.74%	09/26/2019	$15,000,000	$11,475,945

Multiline Retail: 0.00%
Sears Roebuck Acceptance	6.70	04/15/2012	172	176

Total Corporate Bonds and Notes (Cost $10,267,067)				11,476,121

Municipal Bonds and Notes: 0.43%
Arkansas: 0.02%
Arkansas Development Finance Authority (Housing Revenue, GNMA Insured)	9.75	11/15/2014	335,989	356,034

Texas: 0.41%
Retama TX Development Corporation (Miscellaneous Revenue)	5.85	12/15/2020	5,405,000	8,328,727

Total Municipal Bonds and Notes (Cost $7,662,033)				8,684,761

US Treasury Securities: 17.30%
US Treasury Bond«	4.63	02/15/2040	29,820,000	31,930,689
US Treasury Bond«	4.75	02/15/2041	18,515,000	20,213,177
US Treasury Bond	5.38	02/15/2031	22,065,000	26,450,419
US Treasury Note«	0.75	03/31/2013	36,725,000	36,951,593
US Treasury Note«	1.25	04/15/2014	16,500,000	16,737,188
US Treasury Note«	1.38	11/30/2015	31,635,000	31,516,369
US Treasury Note	1.88	10/31/2017	46,310,000	45,387,412
US Treasury Note«	2.00	01/31/2016	31,090,000	31,743,387
US Treasury Note«	2.63	08/15/2020	10,405,000	10,142,440
US Treasury Note«	2.63	11/15/2020	18,900,000	18,328,577
US Treasury Note##«	2.75	02/15/2019	10,060,000	10,208,546
US Treasury Note«	3.13	05/15/2021	71,500,000	71,958,315

Total US Treasury Securities (Cost $342,943,737)				351,568,112

Yankee Corporate Bonds and Notes: 5.40%

Financials: 5.40%

Commercial Banks: 5.40%
Bank Nederlandse Gemeenten††	2.50	01/11/2016	23,310,000	23,729,370
Bank of Nova Scotia††	1.65	10/29/2015	13,235,000	13,069,179
Dnb Nor Boligkreditt AS††	2.90	03/29/2016	5,725,000	5,844,532
Kommunalbanken AS††	2.38	01/19/2016	10,135,000	10,330,028
Kommunalbanken AS††	2.75	05/05/2015	17,090,000	17,804,328
Landwirtsch Rentenbank	2.50	02/15/2016	14,125,000	14,486,176
Nordea Eiendomskreditt††	1.88	04/07/2014	10,430,000	10,604,901
Westpac Banking Corporation††	1.90	12/14/2012	13,660,000	13,937,503

Total Yankee Corporate Bonds and Notes (Cost $107,420,010)				109,806,017

Short-Term Investments: 19.26%

Corporate Bonds and Notes: 0.55%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	5,539,391	$2,333,746
VFNC Corporation±(a)(i)††(v)	0.19	09/29/2011	15,729,192	8,808,340
				11,142,086

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

GOVERNMENT SECURITIES FUND

Security Name		Yield		Shares	Value
Investment Companies: 18.64%
Wells Fargo Advantage Government Money Market Fund##(l)(u)		0.01		251,407,518	$251,407,518
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.18		127,545,165	127,545,165
					378,952,683

		Interest Rate	Maturity Date	Principal
US Treasury Securities: 0.07%
US Treasury Bill#^		0.07	06/23/2011	$1,500,000	1,499,969

Total Short-Term Investments (Cost $386,018,968)					391,594,738

Total Investments in Securities (Cost $2,424,320,888)*	121.79%				2,475,628,721
Other Assets and Liabilities, Net	(21.79)				(442,970,678)

Total Net Assets	100.00%				$2,032,658,043

±	Variable rate investments.
%%	Securities issued on a when-issued (TBA) basis.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
(v)	Security represents investment of cash collateral received from securities on loan.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
^	Zero coupon security. Rate represents yield to maturity.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $2,426,730,191 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$68,866,374
Gross unrealized depreciation	(19,967,844)

Net unrealized appreciation	$48,898,530

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE GOVERNMENT SECURITIES FUND

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Government Securities Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Mortgage dollar roll transactions

The Fund may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, the Fund sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, the Fund foregoes principal and interest paid on the securities. The Fund is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Fund accounts for the dollar roll transactions as purchases and sales.

FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$1,473,459,962	$552,696	$1,474,012,658
Asset-backed securities	0	19,179,882	0	19,179,882
Non-agency mortgage backed securities	0	109,306,432	0	109,306,432
Corporate bonds and notes	0	11,476,121	0	11,476,121
Municipal bonds and notes	0	8,684,761	0	8,684,761

US Treasury securities	351,568,112	0	0	351,568,112
Yankee corporate bonds and notes	0	109,806,017	0	109,806,017
Short-term investments
Corporate bonds and notes	0	0	11,142,086	11,142,086
Investment companies	251,407,518	127,545,165	0	378,952,683
U.S. Treasury securities	1,499,969	0	0	1,499,969

	$604,475,599	$1,859,458,340	$11,694,782	$2,475,628,721

As of May 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$8,876	$0	$0	$8,876

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Agency securities	Corporate Bonds and Notes	Total
Balance as of August 31, 2011	$887,170	$13,396,749	$14,283,919
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	(579,530)	0	(579,530)
Change in unrealized gains (losses)	545,562	2,025,281	2,570,843
Purchases	0	0	0
Sales	(300,506)	(4,279,944)	(4,580,450)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of May 31, 2011	$552,696	$11,142,086	$11,694,782

Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$(26,670)	$50,752	$24,082

DERIVATIVE TRANSACTIONS

During the nine months ended May 31, 2011, the Fund entered into futures contracts to gain market exposure.

At May 31, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Contract Amount	Value at May 31, 2011	Net Unrealized Gains (Losses)
September 2011	175 Long	10-Year U.S. Treasury Notes	$21,284,708	$21,456,641	$171,933
September 2011	333 Long	30-Year U.S. Treasury Bonds	41,284,828	41,572,969	288,141
September 2011	275 Short	2-Year U.S. Treasury Notes	60,177,212	60,276,563	(99,351)
September 2011	483 Short	5-Year U.S. Treasury Notes	57,193,075	57,544,922	(351,847)

The Fund had an average notional amount of $104,926,188 and $28,611,312 in long and short futures contracts, respectively, during the nine months ended May 31, 2011.

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes: 85.98%

Consumer Discretionary: 22.49%

Auto Components: 3.13%
Cooper Standard Automotive	8.50%	05/01/2018	$3,500,000	$3,793,125
Delphi Corporation††	6.13	05/15/2021	5,250,000	5,250,000
International Automotive Components††	9.13	06/01/2018	1,000,000	1,022,500
Lear Corporation	8.13	03/15/2020	5,000,000	5,493,750
Tenneco Automotive Incorporated	7.75	08/15/2018	3,000,000	3,172,500
TRW Automotive Incorporated††	7.25	03/15/2017	2,030,000	2,263,450
TRW Automotive Incorporated††	8.88	12/01/2017	2,500,000	2,806,250
				23,801,575

Automobiles: 0.45%
Ford Motor Company	7.45	07/16/2031	3,000,000	3,406,461

Diversified Consumer Services: 1.40%
Service Corporation International	7.50	04/01/2027	200,000	194,000
Service Corporation International	7.63	10/01/2018	1,100,000	1,214,125
Service Corporation International Series WI	7.00	06/15/2017	4,790,000	5,215,113
Stewart Enterprises Incorporated††	6.50	04/15/2019	4,000,000	4,040,000
				10,663,238

Hotels, Restaurants & Leisure: 4.48%
CKE Restaurants Incorporated	11.38	07/15/2018	5,250,000	5,748,750
MGM Resorts International	9.00	03/15/2020	3,100,000	3,448,760
Penn National Gaming Incorporated	8.75	08/15/2019	3,750,000	4,092,188
Seminole Tribe of Florida††	7.75	10/01/2017	4,900,000	5,145,000
Shingle Springs Tribal Gaming Authority††	9.38	06/15/2015	4,050,000	2,936,250
Tunica-Biloxi Gaming Authority††	9.00	11/15/2015	6,260,000	6,416,500
Yonkers Racing Corporation††	11.38	07/15/2016	5,770,000	6,354,213
				34,141,661

Media: 9.70%
CCO Holdings LLC	6.50	04/30/2021	2,000,000	1,970,000
CCO Holdings LLC	7.00	01/15/2019	5,000,000	5,106,250
Cequel Communications Holdings††	8.63	11/15/2017	2,000,000	2,125,000
Cinemark USA Incorporated	8.63	06/15/2019	5,500,000	6,008,750
Citadel Broadcasting Corporation††	7.75	12/15/2018	2,350,000	2,540,938
Clear Channel Communications Incorporated††	9.00	03/01/2021	3,250,000	3,258,125
Clear Channel Communications Incorporated	9.25	12/15/2017	3,550,000	3,878,375
CSC Holdings LLC	8.63	02/15/2019	3,500,000	4,033,750
DISH DBS Corporation††	6.75	06/01/2021	2,000,000	2,020,000
DISH DBS Corporation	7.88	09/01/2019	4,500,000	4,899,375
EH Holding Corporation††	6.50	06/15/2019	5,000,000	5,056,250
EH Holding Corporation††	7.63	06/15/2021	1,000,000	1,022,500
Insight Communications††	9.38	07/15/2018	4,000,000	4,480,000
LBI Media Incorporated††	9.25	04/15/2019	6,000,000	6,075,000
Regal Cinemas Corporation	8.63	07/15/2019	5,000,000	5,350,000
Sinclair Television Group††	9.25	11/01/2017	5,000,000	5,587,500
Sirius XM Radio Incorporated††	8.75	04/01/2015	3,500,000	3,911,250
Tl Acquisitions Incorporated††	10.50	01/15/2015	3,000,000	2,850,000
Visant Corporation	10.00	10/01/2017	3,500,000	3,701,250
				73,874,313

Multiline Retail: 0.46%
Macy’s Retail Holdings Incorporated	6.65	07/15/2024	3,000,000	3,472,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Specialty Retail: 2.20%
Limited Brands Incorporated	6.63%	04/01/2021	$2,500,000	$2,606,250
Limited Brands Incorporated	7.00	05/01/2020	4,000,000	4,300,000
RadioShack Corporation††	6.75	05/15/2019	4,500,000	4,488,750
Toys R Us Property Company I LLC	8.50	12/01/2017	5,000,000	5,356,250
				16,751,250

Textiles, Apparel & Luxury Goods: 0.67%
Hanesbrands Incorporated	6.38	12/15/2020	3,000,000	2,947,500
Hanesbrands Incorporated	8.00	12/15/2016	2,000,000	2,170,000
				5,117,500

Consumer Staples: 4.40%
Beverages: 0.53%
Constellation Brands Incorporated	7.25	09/01/2016	3,700,000	4,046,875

Food & Staples Retailing: 1.19%
Bumble Bee Acquisiton Incorporated††	9.00	12/15/2017	4,000,000	4,110,000
Clarke American Incorporated	9.50	05/15/2015	5,225,000	4,963,750
				9,073,750

Food Products: 1.84%
Dean Foods Company	7.00	06/01/2016	3,000,000	3,007,500
Dean Foods Company††	9.75	12/15/2018	3,000,000	3,232,500
Pinnacle Foods Group LLC	9.25	04/01/2015	3,270,000	3,425,325
TreeHouse Foods Incorporated	7.75	03/01/2018	4,000,000	4,320,000
				13,985,325

Tobacco: 0.84%
Reynolds American Incorporated††	7.13	04/15/2019	2,250,000	2,340,000
Reynolds American Incorporated††	9.00	04/15/2019	2,500,000	2,653,125
Reynolds Group Holdings††	6.88	02/15/2021	400,000	412,500
Reynolds Group Holdings††	8.25	02/15/2021	1,000,000	1,017,500
				6,423,125

Energy: 13.40%

Oil, Gas & Consumable Fuels: 13.40%
Bill Barrett Corporation	9.88	07/15/2016	5,000,000	5,675,000
BreitBurn Energy Partners LP	8.63	10/15/2020	4,000,000	4,285,000
Calumet Specialty Products Partners LP††	9.38	05/01/2019	1,000,000	1,050,625
Chesapeake Energy Corporation	9.50	02/15/2015	3,060,000	3,610,800
Chesapeake Midstream Partners††	5.88	04/15/2021	2,000,000	2,010,000
Citgo Petroleum Corporation††	11.50	07/01/2017	4,000,000	4,620,000
Clayton Williams Energy††	7.75	04/01/2019	4,000,000	3,990,000
Coffeyville Resources††	9.00	04/01/2015	1,575,000	1,708,875
Coffeyville Resources††	10.88	04/01/2017	1,500,000	1,702,500
Comstock Resources Incorporated	8.38	10/15/2017	5,500,000	5,775,000
Consol Energy Incorporated	8.25	04/01/2020	4,000,000	4,440,000
El Paso Corporation	6.50	09/15/2020	3,500,000	3,955,186
Energy Transfer Equity	7.50	10/15/2020	5,000,000	5,450,000
Energy XXI Limited††	9.25	12/15/2017	3,000,000	3,232,500
Hilcorp Energy Company††	7.75	11/01/2015	3,400,000	3,519,000
Holly Corporation	9.88	06/15/2017	3,250,000	3,648,125

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels (continued)
International Coal Group Incorporated	9.13%	04/01/2018	$3,500,000	$4,252,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED

HIGH INCOME FUND

James River Escrow Incorporated††	7.88	04/01/2019	3,750,000	3,825,000
Newfield Exploration Company	6.88	02/01/2020	4,950,000	5,247,000
Penn Virginia Corporation	10.38	06/15/2016	4,200,000	4,725,000
Plains Exploration & Production Company	8.63	10/15/2019	4,600,000	5,083,000
Quicksilver Resources Incorporated	11.75	01/01/2016	3,500,000	4,060,000
Regency Energy Partners	6.88	12/01/2018	6,000,000	6,315,000
Sesi LLC††	6.38	05/01/2019	500,000	498,750
Suburban Propane Partners LP	7.38	03/15/2020	3,250,000	3,477,500
Targa Resources Partners Incorporated††	6.88	02/01/2021	4,000,000	3,985,000
White Pine Hydro Portfolio††(i)	7.26	07/20/2015	2,000,000	1,937,020
				102,078,381

Financials: 8.87%

Commercial Banks: 1.53%
CIT Group Incorporated	7.00	05/01/2016	3,600,000	3,613,500
CIT Group Incorporated	7.00	05/01/2017	8,000,000	8,030,000
				11,643,500

Consumer Finance: 5.69%
Clearwire Communications Finance Corporation††	12.00	12/01/2015	3,500,000	3,828,125
Discover Financial Services	10.25	07/15/2019	5,200,000	6,934,073
Ford Motor Credit Company LLC	5.00	05/15/2018	3,000,000	2,974,668
Ford Motor Credit Company LLC	6.63	08/15/2017	2,500,000	2,724,708
Ford Motor Credit Company LLC	8.00	12/15/2016	1,840,000	2,129,627
Ford Motor Credit Company LLC	8.13	01/15/2020	2,000,000	2,348,762
General Motors Financial Company Incorporated††	6.75	06/01/2018	500,000	503,802
GMAC LLC	6.75	12/01/2014	4,200,000	4,473,000
GMAC LLC	8.00	11/01/2031	3,500,000	3,876,250
Nielsen Finance LLC Company	11.50	05/01/2016	1,365,000	1,614,113
Nielsen Finance LLC Company	11.63	02/01/2014	1,000,000	1,177,500
Regions Bank	7.50	05/15/2018	3,350,000	3,626,084
SLM Corporation	8.00	03/25/2020	4,000,000	4,411,216
Sprint Capital Corporation	6.90	05/01/2019	2,600,000	2,717,000
				43,338,928

Diversified Financial Services: 1.65%
ABI Escrow Corporation††	10.25	10/15/2018	4,000,000	4,405,000
Ally Financial Incorporated††	6.25	12/01/2017	2,000,000	2,060,316
Ally Financial Incorporated	8.00	03/15/2020	5,500,000	6,070,625
				12,535,941

Health Care: 6.16%

Health Care Equipment & Supplies: 1.10%
Accellent Incorporated	8.38	02/01/2017	4,000,000	4,260,000
Hanger Orthopedic Group	7.13	11/15/2018	4,000,000	4,100,000
				8,360,000

Health Care Providers & Services: 3.36%
Davita Incorporated	6.63	11/01/2020	4,000,000	4,100,000
HCA Incorporated	7.25	09/15/2020	4,550,000	4,959,500
HCA Incorporated	7.88	02/15/2020	2,000,000	2,198,750
HCA Incorporated	8.50	04/15/2019	1,000,000	1,118,750
HealthSouth Corporation	8.13	02/15/2020	4,200,000	4,620,000
Lifepoint Hospitals Incorporated††	6.63	10/01/2020	3,750,000	3,890,625

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS —May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care Providers & Services (continued)
Vanguard Health Holdings Incorporated LLC	8.00%	02/01/2018	$4,500,000	$4,691,250
				25,578,875

Life Sciences Tools & Services: 1.12%
Bio-Rad Laboratories Incorporated	8.00	09/15/2016	4,000,000	4,410,000
Community Health Systems Incorporated Series WI	8.88	07/15/2015	4,000,000	4,130,000
				8,540,000

Pharmaceuticals: 0.58%
Mylan Incorporated††	7.88	07/15/2020	4,000,000	4,430,000

Industrials: 10.81%

Aerospace & Defense: 1.28%
Esterline Technologies Corporation	7.00	08/01/2020	3,750,000	3,993,750
Hexcel Corporation	6.75	02/01/2015	872,000	890,530
Spirit AeroSystems Holdings Incorporated	7.50	10/01/2017	4,500,000	4,837,500
				9,721,780

Building Products: 0.60%
Griffon Corporation††	7.13	04/01/2018	4,500,000	4,590,000

Commercial Services & Supplies: 2.35%
Deluxe Corporation††	7.00	03/15/2019	5,000,000	5,025,000
FTI Consulting Incorporated	7.75	10/01/2016	2,600,000	2,710,500
International Lease Finance Corporation	6.25	05/15/2019	1,000,000	1,003,764
International Lease Finance Corporation	8.25	12/15/2020	3,500,000	3,928,750
Iron Mountain Incorporated	8.38	08/15/2021	3,000,000	3,210,000
RR Donnelley & Sons Company	7.25	05/15/2018	2,000,000	2,024,604
				17,902,618

Electrical Equipment: 0.66%
Belden CDT Incorporated	7.00	03/15/2017	2,730,000	2,818,725
Belden CDT Incorporated	9.25	06/15/2019	2,000,000	2,237,500
				5,056,225

Machinery: 2.90%
Briggs & Stratton Corporation	6.88	12/15/2020	1,355,000	1,429,525
Dana Holding Corporation	6.75	02/15/2021	4,000,000	4,000,000
Dematic SAS††	8.75	05/01/2016	4,000,000	4,060,000
Great Lakes Dredge & Dock Company††	7.38	02/01/2019	4,000,000	4,090,000
Manitowoc Company Incorporated	8.50	11/01/2020	4,000,000	4,350,000
RSC Equipment Rental Incorporated	8.25	02/01/2021	4,000,000	4,130,000
				22,059,525

Professional Services: 1.12%
Checkout Holdings Corporation††^	8.10	11/15/2015	3,000,000	1,972,500
FTI Consulting Incorporated††	6.75	10/01/2020	4,300,000	4,386,000
Swift Services Holdings Incorporated††	10.00	11/15/2018	2,000,000	2,220,000
				8,578,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Trading Companies & Distributors: 1.30%
Aircastle Limited	9.75%	08/01/2018	$3,000,000	$3,382,500
United Rentals North America Incorporated	8.38	09/15/2020	6,250,000	6,500,000
				9,882,500

Transportation Infrastructure: 0.60%
CMA CGM††	8.50	04/15/2017	5,000,000	4,550,000

Information Technology: 1.99%
IT Services: 0.50%
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	3,500,000	3,801,875

Semiconductors & Semiconductor Equipment: 1.49%
Freescale Semiconductor Incorporated«††	10.75	08/01/2020	4,800,000	5,520,000
Magnachip Semiconductor Limited	10.50	04/15/2018	5,175,000	5,841,281
				11,361,281

Materials: 8.24%

Chemicals: 1.87%
Celanese US Holdings LLC	5.88	06/15/2021	1,000,000	1,022,500
Ferro Corporation	7.88	08/15/2018	4,000,000	4,250,000
Nalco Company	8.25	05/15/2017	6,000,000	6,562,500
Polyone Corporation	7.38	09/15/2020	2,250,000	2,410,313
				14,245,313

Construction Materials: 0.39%
Headwaters Incorporated††	7.63	04/01/2019	3,000,000	2,925,000

Containers & Packaging: 1.19%
Bway Holding Company††	10.00	06/15/2018	4,000,000	4,460,000
Graham Packaging Company Incorporated	8.25	01/01/2017	4,250,000	4,621,875
				9,081,875

Metals & Mining: 1.57%
Atkore International Incorporated††	9.88	01/01/2018	1,000,000	1,085,000
FMG Resources Limited††	6.88	02/01/2018	3,000,000	3,135,000
FMG Resources Limited††	7.00	11/01/2015	3,600,000	3,744,000
Steel Dynamics Incorporated	7.75	04/15/2016	3,745,000	3,974,381
				11,938,381

Paper & Forest Products: 3.22%
Appleton Papers Incorporated††	10.50	06/15/2015	2,500,000	2,650,000
Appleton Papers Incorporated	11.25	12/15/2015	1,634,000	1,670,765
Boise Paper Holdings LLC	9.00	11/01/2017	4,750,000	5,290,313
Domtar Corporation	10.75	06/01/2017	3,065,000	3,938,525
Georgia Pacific Corporation	7.75	11/15/2029	1,300,000	1,516,125
Georgia Pacific Corporation	8.88	05/15/2031	1,950,000	2,498,438
Georgia Pacific LLC††	5.40	11/01/2020	4,250,000	4,418,241
P.H. Glatfelter Company	7.13	05/01/2016	2,485,000	2,562,656
				24,545,063

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

HIGH INCOME FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Telecommunication Services: 5.17%

Diversified Telecommunication Services: 3.10%
Cincinnati Bell Incorporated	8.38%	10/15/2020	$1,500,000	$1,518,750
Cincinnati Bell Incorporated	8.75	03/15/2018	4,000,000	3,860,000
Frontier Communications Corporation	8.25	04/15/2017	4,000,000	4,390,000
PAETEC Holding Corporation	9.50	07/15/2015	3,000,000	3,150,000
West Corporation††	7.88	01/15/2019	2,000,000	2,037,500
West Corporation††	8.63	10/01/2018	2,500,000	2,634,375
Windstream Corporation	7.50	04/01/2023	4,000,000	4,120,000
Windstream Corporation	7.75	10/15/2020	1,750,000	1,881,250
				23,591,875

Wireless Telecommunication Services: 2.07%
Cricket Communications Incorporated††	7.75	10/15/2020	2,000,000	1,972,500
Cricket Communications Incorporated	7.75	10/15/2020	3,000,000	2,970,000
Intelsat Jackson Holdings Limited	8.50	11/01/2019	5,025,000	5,376,750
MetroPCS Communications Incorporated	6.63	11/15/2020	3,015,000	3,007,463
Sprint Nextel Corporation	6.00	12/01/2016	2,425,000	2,467,438
				15,794,151

Utilities: 4.45%

Electric Utilities: 1.41%
Energy Future Holdings Corporation¥	10.00	01/15/2020	4,000,000	4,330,632
Mirant Americas Generation LLC	8.50	10/01/2021	5,200,000	5,395,000
TXU Texas Competitive Electric Holding Company LLC††	11.50	10/01/2020	1,000,000	1,012,500
				10,738,132

Gas Utilities: 0.54%
AmeriGas Partners LP	6.50	05/20/2021	4,000,000	4,120,000

Independent Power Producers & Energy Traders: 2.50%
Calpine Corporation††	7.50	02/15/2021	4,000,000	4,160,000
Calpine Corporation††	7.88	01/15/2023	5,000,000	5,237,500
Dynegy Holdings Incorporated	8.38	05/01/2016	4,195,000	3,471,363
NRG Energy Incorporated	8.50	06/15/2019	4,000,000	4,140,000
RRI Energy Incorporated	7.88	06/15/2017	2,000,000	2,010,000
				19,018,863

Total Corporate Bonds and Notes (Cost $620,765,977)				654,766,155

Municipal Bonds and Notes: 1.02%

Michigan: 0.53%
Michigan Finance Authority Detroit Schools Series A1 (Miscellaneous Revenue)	6.45	02/20/2012	4,000,000	4,056,560

Texas: 0.49%
Sabine River Authority TX PCR TXU Electric Company Project Series B (Resource Recovery Revenue) §±	5.75	05/01/2030	3,750,000	3,685,913

Total Municipal Bonds and Notes (Cost $7,573,346)				7,742,473

Security Name	Interest Rate	Maturity Date	Principal	Value
Term Loans: 2.82%
Chrysler Group LLC<	NA	06/02/2017	$6,000,000	$5,965,860

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

HIGH INCOME FUND

Goodman Global Holdings Incorporated	9.00%	10/30/2017	4,000,000	4,120,000
Goodyear Tire & Rubber Company	1.94	04/30/2014	450,000	437,625
Harrahs Entertainment Corporation<	NA	01/28/2015	10,000,000	9,271,400
HCA Incorporated	2.56	11/18/2013	251,131	249,780
TXU Texas Competitive Electric Holding Company LLC	4.74	10/10/2017	1,869,023	1,478,864
Total Term Loans (Cost $21,742,785)				21,523,529

		Expiration Date	Shares
Warrants: 0.00%

Information Technology: 0.00%

IT Services: 0.00%
Muzak Holdings LLC††(i)(a)†		02/01/2015	7,195	2,302

Total Warrants (Cost $0)				2,302

		Maturity Date	Principal
Yankee Corporate Bonds and Notes: 6.01%

Consumer Discretionary: 1.11%

Automobiles: 0.33%
Jaguar Land Rover plc††	8.13	05/15/2021	$2,500,000	2,550,000

Media: 0.78%
Virgin Media Finance plc	9.50	08/15/2016	5,200,000	5,941,000

Financials: 1.91%

Capital Markets: 0.42%
FMC Finance III SA	6.88	07/15/2017	3,000,000	3,191,250

Consumer Finance: 1.49%
National Money Mart Company	10.38	12/15/2016	5,500,000	6,139,375
Wind Acquisition Finance SA††¥	12.25	07/15/2017	4,207,214	5,206,427
				11,345,802

Information Technology: 0.53%

Semiconductors & Semiconductor Equipment: 0.53%
Sensata Technologies BV††	6.50	05/15/2019	4,000,000	4,045,000

Materials: 1.62%

Chemicals: 1.09%
Ineos Group Holdings plc††	8.50	02/15/2016	3,490,000	3,590,338
Rhodia SA††	6.88	09/15/2020	4,000,000	4,665,000
				8,255,338

Paper & Forest Products: 0.53%
Sappi Papier Holding GmbH††	6.63	04/15/2021	4,000,000	4,050,000

Security Name	Interest Rate	Maturity Date	Principal	Value
Telecommunication Services: 0.84%

Wireless Telecommunication Services: 0.84%
Intelsat Limited¥	12.50%	02/04/2017	$5,916,796	$6,412,328

Total Yankee Corporate Bonds and Notes (Cost $42,376,184)				45,790,718

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

HIGH INCOME FUND

Short-Term Investments: 5.47%

Corporate Bonds and Notes: 0.18%
Gryphon Funding Limited(i)(a)(v)		0.00	08/05/2011	1,203,267	506,937
VFNC Corporation††(i) ± (a)(v)		0.19	09/29/2011	1,488,727	833,668
					1,340,605

		Yield		Shares
Investment Companies: 5.29%
Wells Fargo Advantage Cash Investment Money Market Fund##(l)(u)		0.05		40,133,685	40,133,685
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.18		163,999	163,999
					40,297,684

Total Short-Term Investments (Cost $40,975,435)					41,638,289

Total Investments in Securities (Cost $733,433,727)*	101.30%				771,463,466

Other Assets and Liabilities, Net	(1.30)				(9,928,422)

Total Net Assets	100.00%				$761,535,044

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security.
^	Zero coupon security. Rate represents yield to maturity.
«	All or a portion of this security is on loan.
¥	Payment-in-kind (PIK) securities are securities in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investments.
<	All or a portion of the position represents an unfunded loan commitment.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
†	Non-income earning securities.
(v)	Security represents investment of cash collateral received from securities on loan.
##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $733,433,727 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$41,300,369
Gross unrealized depreciation	(3,270,630)

Net unrealized appreciation	$38,029,739

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE HIGH INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage High Income Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of May 31, 2011, the Fund had unfunded loan commitments of $6,018,000.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1–	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate bonds and notes	$0	$654,766,155	$0	$654,766,155
Municipal bonds and notes	0	7,742,473	0	7,742,473
Term loans	0	21,523,529	0	21,523,529
Equity securities
Warrants	0	0	2,302	2,302
Yankee corporate bonds and notes	0	45,790,718	0	45,790,718
Short-term investments
Corporate bonds and notes	0	0	1,340,605	1,340,605
Investment companies	40,133,685	163,999	0	40,297,684

	$40,133,685	$729,986,874	$1,342,907	$771,463,466

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds and Notes	Municipal Bonds and Notes	Warrants	Total
Balance as of August 31, 2010	$1,583,428	$3,370,000	$0	$4,953,428
Accrued discounts (premiums)	0	18,814	0	18,814
Realized gains (losses)	(543,754)	1,554,707	0	1,010,953
Change in unrealized gains (losses)	745,571	(406,521)	2,302	341,352
Purchases	0	0	0	0
Sales	(444,640)	(4,537,000)	0	(4,981,640)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0

Balance as of May 31, 2011	$1,340,605	$0	$2,302	$1,342,907

Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$(1,089)	$0	$2,302	$1,213

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities: 2.44%
American Home Mortgage Assets Series 2006 Class 1A1±	1.26%	09/25/2046	$4,437,088	$2,235,569
American Home Mortgage Assets Series 2006 Class 1A1	5.47	01/15/2045	1,280,000	1,356,955
Banc of America Commercial Mortgage Incorporated Series 2006 Class AM	5.88	07/10/2044	1,515,000	1,542,420
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class AM	5.88	07/10/2038	2,040,000	2,147,650
Lehman XS Trust Series 2006-18N Class A5A(i)±	0.36	12/25/2036	3,730,000	1,499,997
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12/15/2043	1,831,000	1,850,158
Morgan Stanley Capital I Trust Series 2006-IQ12 Class AM	5.37	12/15/2043	910,000	923,856

Total Non-Agency Mortgage Backed Securities (Cost $11,694,435)				11,556,605

			Shares

Common Stocks: 0.16%

Telecommunication Services: 0.16%

Diversified Telecommunication Services: 0.16%
Fairpoint Communications Incorporated†			70,879	759,115

Total Common Stocks (Cost $1,573,931)				759,115

Security Name				Principal
Corporate Bonds and Notes: 76.00%

Consumer Discretionary: 16.25%

Auto Components: 1.62%
Allison Transmission Incorporated††	7.13	05/15/2019	$1,200,000	1,191,000
Cooper Tire & Rubber Company	7.63	03/15/2027	1,935,000	1,881,788
Cooper Tire & Rubber Company	8.00	12/15/2019	450,000	478,125
Goodyear Tire & Rubber Company(z)	0.00	04/30/2014	1,875,000	1,823,438
Goodyear Tire & Rubber Company	8.25	08/15/2020	100,000	109,750
Goodyear Tire & Rubber Company	10.50	05/15/2016	1,918,000	2,172,135
				7,656,236

Diversified Consumer Services: 2.46%
Carriage Services Incorporated	7.88	01/15/2015	1,715,000	1,736,438
Service Corporation International	7.00	06/15/2017	4,000,000	4,355,000
Service Corporation International	7.00	05/15/2019	515,000	545,256
Service Corporation International	7.50	04/01/2027	4,080,000	3,957,600
Service Corporation International	7.63	10/01/2018	450,000	496,688
Service Corporation International	8.00	11/15/2021	525,000	581,438
				11,672,420

Hotels, Restaurants & Leisure: 3.04%
American Casinos Incorporated††	7.50	04/15/2021	575,000	596,563
Blue Merger Sub Incorporated††	7.63	02/15/2019	700,000	714,438
Citycenter Holdings LLC††	7.63	01/15/2016	175,000	179,375
Citycenter Holdings LLC††¥	11.50	01/15/2017	900,000	1,005,750
DineEquity Incorporated††	9.50	10/30/2018	575,000	629,625
Greektown Superholdings Incorporated	13.00	07/01/2015	3,550,000	4,011,500
Greektown Superholdings Incorporated	13.00	07/01/2015	2,250,000	2,542,500
NAI Entertainment Holdings LLC††	8.25	12/15/2017	2,150,000	2,322,000
Speedway Motorsports Incorporated	6.75	02/01/2019	225,000	228,375
Yonkers Racing Corporation††	11.38	07/15/2016	1,986,000	2,187,083
				14,417,209

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Leisure Equipment & Products: 0.07%
Eastman Kodak Company	7.25%	11/15/2013	$350,000	$333,375

Media: 8.05%
Cablevision System Corporation	8.63	09/15/2017	1,300,000	1,465,750
CCH II Capital Corporation	13.50	11/30/2016	7,159,383	8,519,666
CCO Holdings LLC	8.13	04/30/2020	560,000	605,500
Charter Communications Incorporated††	10.88	09/15/2014	3,200,000	3,552,000
Cinemark USA Incorporated††	7.38	06/15/2021	300,000	300,000
Cinemark USA Incorporated	8.63	06/15/2019	3,350,000	3,659,875
CSC Holdings LLC	7.88	02/15/2018	300,000	328,500
CSC Holdings LLC	8.50	04/15/2014	825,000	924,000
DISH DBS Corporation	7.88	09/01/2019	1,070,000	1,164,963
EchoStar DBS Corporation	6.63	10/01/2014	1,175,000	1,251,375
EchoStar DBS Corporation	7.75	05/31/2015	2,075,000	2,261,750
Gray Television	10.50	06/29/2015	2,600,000	2,762,500
Lamar Media Corporation	9.75	04/01/2014	2,545,000	2,958,563
LIN Television Corporation	8.38	04/15/2018	275,000	294,250
Regal Cinemas Corporation	8.63	07/15/2019	4,275,000	4,574,250
Salem Communications	9.63	12/15/2016	2,505,000	2,686,613
Sirius XM Radio Incorporated††	13.00	08/01/2014	720,000	856,800
Young Broadcasting Incorporated(a)(i)^^	8.75	01/15/2014	1,140,000	0
Young Broadcasting Incorporated(a)(i)^^	10.00	12/31/2049	860,000	0
				38,166,355

Multiline Retail: 0.13%
Saks Incorporated	9.88	10/01/2011	610,000	624,488

Specialty Retail: 0.88%
Limited Brands Incorporated	6.63	04/01/2021	300,000	312,750
Radioshack Corporation††	6.75	05/15/2019	250,000	249,375
Rent-A-Center Incorporated††	6.63	11/15/2020	400,000	399,000
The Gap Incorporated	5.95	04/12/2021	600,000	588,139
Toys R Us Property Company I LLC	8.50	12/01/2017	500,000	535,625
Toys R Us Property Company I LLC	10.75	07/15/2017	1,825,000	2,062,250
				4,147,139

Consumer Staples: 0.58%

Food Products: 0.58%
B&G Foods Incorporated	7.63	01/15/2018	750,000	806,250
Darling International Incorporated††	8.50	12/15/2018	125,000	136,250
Dole Food Company Incorporated	13.88	03/15/2014	1,495,000	1,810,819
				2,753,319

Energy: 12.22%

Energy Equipment & Services: 2.25%
Bristow Group Incorporated	7.50	09/15/2017	965,000	1,013,250
Dresser Rand Group Incorporated††	6.50	05/01/2021	1,025,000	1,058,313
Gulfmark Offshore Incorporated	7.75	07/15/2014	1,565,000	1,588,475
Hornbeck Offshore Services Incorporated Series B	6.13	12/01/2014	2,300,000	2,311,500
Hornbeck Offshore Services Incorporated Series B	8.00	09/01/2017	935,000	958,375
Oil States International Incorporated††	6.50	06/01/2019	800,000	805,000
PHI Incorporated	8.63	10/15/2018	2,750,000	2,921,875
				10,656,788

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Oil, Gas & Consumable Fuels: 9.97%
Arch Coal Incorporated	8.75%	08/01/2016	$1,820,000	$2,024,750
Coffeyville Resources Refining & Marketing LLC††	9.00	04/01/2015	2,025,000	2,197,125
Consol Energy Incorporated	8.25	04/01/2020	845,000	937,950
Denbury Resources Incorporated	6.38	08/15/2021	350,000	354,375
Denbury Resources Incorporated	9.75	03/01/2016	225,000	253,125
El Paso Corporation	6.50	09/15/2020	915,000	1,033,999
El Paso Corporation	7.00	06/15/2017	2,000,000	2,318,778
El Paso Corporation	7.42	02/15/2037	760,000	877,657
El Paso Corporation	8.25	02/15/2016	850,000	1,015,857
El Paso Natural Gas Corporation	7.25	06/01/2018	4,875,000	5,735,789
Energy Transfer Equity	7.50	10/15/2020	3,475,000	3,787,750
Ferrellgas Partners LP††	6.50	05/01/2021	1,425,000	1,419,656
Ferrellgas Partners LP	9.13	10/01/2017	3,420,000	3,830,400
Forest Oil Corporation	7.25	06/15/2019	1,040,000	1,068,600
Forest Oil Corporation	8.50	02/15/2014	560,000	620,200
Hilcorp Energy Company††	7.75	11/01/2015	500,000	517,500
Holly Corporation	9.88	06/15/2017	1,870,000	2,099,075
Inergy LP††	6.88	08/01/2021	575,000	592,250
Inergy LP††	7.00	10/01/2018	525,000	540,750
OPTI Canada Incorporated	7.88	12/15/2014	1,225,000	603,313
Peabody Energy Corporation	7.88	11/01/2026	2,310,000	2,610,300
Regency Energy Partners	6.88	12/01/2018	250,000	263,125
Sabine Pass LNG LP	7.25	11/30/2013	2,250,000	2,328,750
Sabine Pass LNG LP	7.50	11/30/2016	5,850,000	6,010,875
Suburban Propane Partners LP	7.38	03/15/2020	2,550,000	2,728,500
Susser Holdings LLC	8.50	05/15/2016	1,375,000	1,485,000
				47,255,449

Financials: 18.47%

Capital Markets: 0.12%
Oppenheimer Holdings Incorporated††	8.75	04/15/2018	550,000	580,250

Consumer Finance: 10.77%
American General Finance Corporation	5.40	12/01/2015	300,000	283,500
American General Finance Corporation	5.75	09/15/2016	925,000	857,938
Calpine Construction Finance Corporation††	7.25	10/15/2017	4,650,000	4,836,000
Calpine Construction Finance Corporation††	8.00	06/01/2016	2,700,000	2,943,000
Charter Communication OPT LLC Capital††	8.00	04/30/2012	935,000	977,075
CIT Group Incorporated	7.00	05/01/2015	2,025,000	2,040,188
CIT Group Incorporated††	5.25	04/01/2014	150,000	152,791
CIT Group Incorporated††	6.63	04/01/2018	50,000	52,576
CIT Group Incorporated	7.00	05/01/2014	602,286	612,073
CIT Group Incorporated	7.00	05/01/2016	3,000,000	3,011,250
Ford Motor Credit Company LLC	6.63	08/15/2017	900,000	980,895
Ford Motor Credit Company LLC	9.88	08/10/2011	3,320,000	3,367,283
GMAC LLC	6.75	12/01/2014	1,362,000	1,450,530
GMAC LLC	6.88	09/15/2011	55,000	55,550
GMAC LLC	6.88	08/28/2012	1,280,000	1,337,600
GMAC LLC	7.50	12/31/2013	3,430,000	3,704,400
Homer City Funding, LLC	8.73	10/01/2026	343,763	311,105
International Lease Finance Corporation	5.30	05/01/2012	1,755,000	1,798,875
International Lease Finance Corporation	6.38	03/25/2013	515,000	540,750
International Lease Finance Corporation††	6.50	09/01/2014	125,000	134,375
International Lease Finance Corporation††	6.75	09/01/2016	125,000	135,625
International Lease Finance Corporation††	7.13	09/01/2018	200,000	219,000
International Lease Finance Corporation	8.63	09/15/2015	1,015,000	1,125,381
Local TV Finance LLC††¥	9.25	06/15/2015	400,000	400,000
Nielsen Finance LLC††	7.75	10/15/2018	5,100,000	5,469,750
Springleaf Finance Corporation	6.90	12/15/2017	4,850,000	4,607,500
Sprint Capital Corporation	6.88	11/15/2028	5,110,000	4,956,700

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Finance (continued)
Sprint Capital Corporation	6.90%	05/01/2019	$1,010,000	$1,055,450
Sprint Capital Corporation	8.38	03/15/2012	2,490,000	2,608,275
Sprint Capital Corporation	8.75	03/15/2032	950,000	1,048,563
				51,073,998

Diversified Financial Services: 3.35%
Ally Financial Incorporated	8.30	02/12/2015	2,300,000	2,564,500
Dunkin Finance Corporation††	9.63	12/01/2018	551,000	555,816
General Motors Finance Company††	6.75	06/01/2018	1,200,000	1,209,124
NCO Group Incorporated	11.88	11/15/2014	2,650,000	2,305,500
NSG Holdings LLC/NSG Holdings Incorporated††(i)	7.75	12/15/2025	900,000	900,000
Nuveen Investments Incorporated	5.50	09/15/2015	7,075,000	6,367,500
Nuveen Investments Incorporated	10.50	11/15/2015	1,575,000	1,669,500
Nuveen Investments Incorporated††	10.50	11/15/2015	275,000	290,125
				15,862,065

Insurance: 1.46%
Arrowhead General Insurance Agency Incorporated	0.00	03/03/2017	600,000	595,002
Emigrant Bancorp Incorporated††(i)	6.25	06/15/2014	3,050,000	2,731,321
HUB International Holdings Incorporated††	10.25	06/15/2015	3,450,000	3,579,375
				6,905,698

REIT: 2.77%
Dupont Fabros Technology Incorporated	8.50	12/15/2017	5,470,000	6,023,838
Felcor Escrow Holdings††	6.75	06/01/2019	1,525,000	1,517,375
MPT Operating Partnership††	6.88	05/01/2021	625,000	628,125
National Retail Properties Incorporated	6.88	10/15/2017	1,581,000	1,786,577
Omega Healthcare Investors††	6.75	10/15/2022	2,200,000	2,194,500
Ventas Realty LP	9.00	05/01/2012	909,000	971,263
				13,121,678

Health Care: 4.91%

Health Care Equipment & Supplies: 1.21%
Biomet Incorporated¥	10.38	10/15/2017	515,000	571,650
Biomet Incorporated	11.63	10/15/2017	3,645,000	4,091,513
Fresenius Medical Care Incorporated††	5.75	02/15/2021	1,125,000	1,105,313
				5,768,476

Health Care Providers & Services: 3.43%
Aviv Healthcare Properties LP††	7.75	02/15/2019	1,150,000	1,175,875
Centene Corporation	5.75	06/01/2017	975,000	960,375
Community Health Systems Incorporated Series WI	8.88	07/15/2015	2,275,000	2,348,938
HCA Incorporated	7.25	09/15/2020	1,000,000	1,090,000
HCA Incorporated	9.25	11/15/2016	2,765,000	2,951,638
HCA Incorporated¥	9.63	11/15/2016	1,144,000	1,224,080
Health Management Association Incorporated	6.13	04/15/2016	2,000,000	2,090,000
Healthsouth Corporation	7.25	10/01/2018	450,000	478,125
Healthsouth Corporation	7.75	09/15/2022	450,000	480,375
Sabra Healthcare Corporation	8.13	11/01/2018	1,575,000	1,610,438
United Surgical Partners International Incorporated	8.88	05/01/2017	1,740,000	1,842,225
				16,252,069

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Pharmaceuticals: 0.27%
Mylan Incorporated††	6.00%	11/15/2018	$750,000	$770,625
Mylan Incorporated††	7.63	07/15/2017	100,000	110,125
Mylan Incorporated††	7.88	07/15/2020	350,000	387,625
				1,268,375

Industrials: 5.39%

Aerospace & Defense: 0.15%
Hexcel Corporation	6.75	02/01/2015	462,000	471,818
Huntington Ingalls Industries Incorporated††	6.88	03/15/2018	125,000	130,313
Huntington Ingalls Industries Incorporated††	7.13	03/15/2021	125,000	130,469
				732,600

Building Products: 0.08%
Griffon Corporation††	7.13	04/01/2018	375,000	382,500

Commercial Services & Supplies: 3.96%
Brickman Group Holdings††	9.13	11/01/2018	400,000	415,000
Casella Waste Systems Incorporated††	7.75	02/15/2019	125,000	126,563
Corrections Corporation of America	6.25	03/15/2013	840,000	846,300
Corrections Corporation of America	7.75	06/01/2017	1,445,000	1,582,275
Iron Mountain Incorporated	8.00	06/15/2020	1,400,000	1,477,000
Iron Mountain Incorporated	8.38	08/15/2021	1,440,000	1,540,800
KAR Holdings Incorporated±	4.27	05/01/2014	1,025,000	1,012,188
KAR Holdings Incorporated	8.75	05/01/2014	3,185,000	3,284,531
KAR Holdings Incorporated	10.00	05/01/2015	6,334,000	6,666,535
The Geo Group Incorporated	7.75	10/15/2017	1,705,000	1,828,613
				18,779,805

Machinery: 0.21%
Columbus McKinnon Corporation††	7.88	02/01/2019	525,000	543,375
Titan International Incorporated††	7.88	10/01/2017	400,000	430,000
				973,375

Marine: 0.20%
Hornbeck Offshore Services Company	1.63	11/15/2026	975,000	945,750

Professional Services: 0.09%
CDRT Merger Sub Incorporated††	8.13	06/01/2019	425,000	428,719

Road & Rail: 0.70%
Kansas City Southern	13.00	12/15/2013	239,000	281,423
RailAmerica Incorporated	9.25	07/01/2017	2,750,000	3,045,625
				3,327,048

Information Technology: 4.36%

Communications Equipment: 0.28%
Allbritton Communications Company	8.00	05/15/2018	1,275,000	1,329,188

Computers & Peripherals: 0.22%
Seagate Technology International	6.80	10/01/2016	650,000	692,250
Seagate Technology International††	7.00	11/01/2021	350,000	355,250
				1,047,500

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Internet Software & Services: 0.29%
Equinix Incorporated	8.13%	03/01/2018	$1,270,000	$1,371,600

IT Services: 3.57%
Fidelity National Information Services	7.63	07/15/2017	329,000	361,900
Fidelity National Information Services	7.88	07/15/2020	174,000	191,835
First Data Corporation	11.25	03/31/2016	1,425,000	1,428,563
Lender Processing Services Incorporated	8.13	07/01/2016	3,600,000	3,672,000
SunGard Data Systems Incorporated	4.88	01/15/2014	857,000	874,140
SunGard Data Systems Incorporated	7.38	11/15/2018	550,000	561,000
SunGard Data Systems Incorporated	7.63	11/15/2020	325,000	337,188
SunGard Data Systems Incorporated	10.25	08/15/2015	7,050,000	7,332,000
TW Telecommunications Holdings Incorporated	8.00	03/01/2018	2,000,000	2,172,500
				16,931,126

Materials: 2.94%

Chemicals: 0.72%
Celanese US Holdings LLC	6.63	10/15/2018	1,950,000	2,054,813
Chemtura Corporation††	7.88	09/01/2018	275,000	298,375
Lyondell Chemical Company	11.00	05/01/2018	925,000	1,041,781
				3,394,969

Containers & Packaging: 1.68%
Ball Corporation	5.75	05/15/2021	725,000	728,625
Crown Americas LLC	7.63	05/15/2017	500,000	548,750
Graham Packaging Company Incorporated	8.25	01/01/2017	55,000	59,813
Graham Packaging Company Incorporated	9.88	10/15/2014	4,570,000	4,741,375
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	1,702,000	1,880,710
				7,959,273

Metals & Mining: 0.25%
Indalex Holdings Corporation	11.50	02/01/2014	3,285,000	45,169
Novelis Incorporated	8.38	12/15/2017	500,000	545,000
Novelis Incorporated	8.75	12/15/2020	525,000	580,125
				1,170,294

Paper & Forest Products: 0.29%
Georgia-Pacific Corporation	8.88	05/15/2031	1,090,000	1,396,563

Telecommunication Services: 7.25%

Diversified Telecommunication Services: 1.29%
GCI Incorporated††	6.75	06/01/2021	625,000	631,250
GCI Incorporated	8.63	11/15/2019	1,925,000	2,143,969
Qwest Corporation	7.63	08/03/2021	270,000	278,100
Qwest Corporation	8.88	03/15/2012	1,990,000	2,096,963
SBA Telecommunications Incorporated	8.00	08/15/2016	815,000	885,294
SBA Telecommunications Incorporated	8.25	08/15/2019	75,000	82,594
				6,118,170

Wireless Telecommunication Services: 5.96%
CC Holdings GS V LLC††	7.75	05/01/2017	5,050,000	5,548,688
Cricket Communications Incorporated Series I	7.75	05/15/2016	4,980,000	5,291,250
Crown Castle International Corporation	9.00	01/15/2015	900,000	999,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED

HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Wireless Telecommunication Services (continued)
Intelsat Jackson Holdings Limited††	7.25%	04/01/2019	$400,000	$403,000
Intelsat Jackson Holdings Limited††	7.25	10/15/2020	725,000	726,813
Intelsat Jackson Holdings Limited††	7.50	04/01/2021	250,000	253,125
Intelsat Jackson Holdings Limited	8.50	11/01/2019	1,100,000	1,177,000
Intelsat Jackson Holdings Limited	9.50	06/15/2016	2,214,000	2,324,700
iPCS Incorporated¥	3.52	05/01/2014	1,764,503	1,702,745
MetroPCS Wireless Incorporated	6.63	11/15/2020	1,975,000	1,970,063
MetroPCS Wireless Incorporated	7.88	09/01/2018	1,075,000	1,156,969
Sprint Nextel Corporation	6.00	12/01/2016	3,000,000	3,052,500
Syniverse Holdings Incorporated††	9.13	01/15/2019	3,400,000	3,642,250
				28,248,103

Utilities: 3.63%

Electric Utilities: 0.85%
Energy Future Holdings Corporpation¥	12.00	11/01/2017	548,542	507,401
IPALCO Enterprises Incorporated††	5.00	05/01/2018	900,000	906,750
IPALCO Enterprises Incorporated††	7.25	04/01/2016	520,000	583,700
Otter Tail Corporation	9.00	12/15/2016	1,815,000	2,016,919
				4,014,770

Gas Utilities: 0.74%
AmeriGas Partners LP	6.50	05/20/2021	550,000	566,500
AmeriGas Partners LP	7.13	05/20/2016	2,875,000	2,968,438
				3,534,938

Independent Power Producers & Energy Traders: 2.04%
NRG Energy Incorporated	7.38	01/15/2017	7,425,000	7,833,375
Reliant Energy Incorporated	9.24	07/02/2017	1,233,045	1,347,102
Reliant Energy Incorporated	9.68	07/02/2026	460,000	502,550
				9,683,027

Total Corporate Bonds and Notes (Cost $345,580,624)				360,284,705

	Dividend Yield		Shares
Preferred Stocks: 0.14%

Financials: 0.14%

Consumer Finance: 0.14%
GMAC Capital Trust I	0.00		26,000	682,760

Total Preferred Stocks (Cost $650,000)				682,760

Security Name	Interest Rate		Principal
Term Loans: 15.52%
Advantage Sales & Marketing LLC	9.25	06/18/2018	$475,000	483,313
Allison Transmission Incorporated	2.96	08/07/2014	1,964,599	1,949,864
Blackstone UTP Capital LLC	7.75	11/02/2014	1,742,868	1,769,011
Capital Automotive LP	5.00	03/10/2017	3,958,938	3,951,534
CCM Merger Incorporated	7.00	03/01/2017	2,200,000	2,231,636
Celanese UU Holdings LLC	3.30	10/31/2016	700,508	703,696
Coinmach Corporation	3.25	11/20/2014	3,202,276	3,086,994
Community Health Systems Incorporated	2.50	07/25/2014	136,381	131,764
Community Health Systems Incorporated	2.50	07/25/2014	2,649,632	2,559,915
Emdeon Business Services LLC	4.50	11/18/2013	995,000	996,871

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED	WELLS FARGO ADVANTAGE INCOME FUNDS

HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Term Loans (continued)
Emdeon Business Services LLC	5.20%	05/16/2014	$750,000	748,125
Fairpoint Communications Incorporated<	6.50	01/22/2016	3,550,736	3,288,266
Federal Mogul Corporation	2.14	12/28/2015	1,458,290	1,403,604
Federal Mogul Corporation	2.15	12/29/2014	2,858,248	2,751,064
First Data Corporation	2.94	09/24/2014	1,392,761	1,302,371
First Data Corporation	2.94	09/24/2014	1,742,926	1,628,329
First Data Corporation	2.94	09/24/2014	2,600,651	2,432,259
Ford Motor Credit Company LLC	2.95	12/16/2013	4,205,877	4,200,619
Ford Motor Credit Company LLC	2.95	12/16/2013	1,623,357	1,623,178
Georgia-Pacific Corporation	2.30	12/20/2012	1,816,042	1,806,697
Georgia-Pacific Corporation	2.30	12/21/2012	726,357	725,384
Gray Television Incorporated	3.71	12/31/2014	1,910,137	1,894,149
HCA Incorporated	2.81	05/01/2016	3,000,000	2,976,420
Health Management Association Incorporated	2.06	02/28/2014	991,734	968,061
HHI Holdings Limited	7.01	03/21/2017	400,000	399,000
HMSC Corporation	5.69	10/03/2014	677,829	494,815
Level 3 Financing Incorporated	2.53	03/13/2014	1,000,000	975,890
Local TV Finance LLC	2.31	05/07/2013	3,166,767	3,097,763
LPL Holdings Incorporated	2.02	06/28/2013	1,780,914	1,783,141
Merisant Company(i)	7.50	01/08/2014	1,100,846	1,088,462
Mission Broadcasting Incorporated	5.00	09/30/2016	78,328	78,230
Newsday LLC	10.50	08/01/2013	2,825,000	2,999,218
Nexstar Broadcasting Incorporated	5.57	09/30/2016	122,514	122,360
Nielsen Finance LLC	2.21	08/09/2013	262,796	262,028
Penn National Gaming Incorporated	1.98	10/03/2012	2,852,624	2,846,263
Springleaf Finance Corporation	5.50	05/05/2017	700,000	698,628
SunGard Data Systems Incorporated	1.96	02/28/2014	1,950,933	1,915,582
The Geo Group Incorporated	3.75	06/22/2017	322,563	322,563
TXU Energy Company LLC	3.71	10/10/2014	10,433,044	8,868,088
TXU Energy Company LLC	4.74	10/10/2017	1,923,244	1,521,767
Web Services	7.00	08/28/2014	497,066	495,824

Total Term Loans (Cost $71,983,918)				73,582,746

Yankee Corporate Bonds and Notes: 2.65%

Consumer Discretionary: 0.81%

Media: 0.81%
Videotron Limited	6.38	12/15/2015	380,000	391,400
Videotron Limited	6.88	01/15/2014	1,881,000	1,906,864
Videotron Limited	9.13	04/15/2018	1,385,000	1,547,738
				3,846,002

Energy: 0.48%

Oil, Gas & Consumable Fuels: 0.48%
General Maritime Corporation	12.00	11/15/2017	1,395,000	1,227,600
Griffin Coal Mining Company Limited	9.50	12/01/2016	525,000	514,500
OPTI Canada Incorporated	8.25	12/15/2014	1,125,000	559,688
				2,301,788

Financials: 0.12%

Capital Markets: 0.12%
FMC Finance III SA	6.88	07/15/2017	525,000	558,469

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED

HIGH YEILD BOND FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Diversified Financial Services: 0.00%
Preferred Term Securities XII Limited(i)±		0.00%	12/24/2033	$720,000	216

Information Technology: 0.20%

Computers & Peripherals: 0.20%
Seagate Technology International††		6.88	05/01/2020	400,000	403,000
Seagate Technology International††		7.75	12/15/2018	500,000	526,250
					929,250

Materials: 0.21%

Metals & Mining: 0.21%
Novelis Incorporated		7.25	02/15/2015	990,000	1,002,375

Telecommunication Services: 0.83%

Wireless Telecommunication Services: 0.83%
Intelsat Limited		11.25	06/15/2016	2,525,000	2,676,500
Telesat Canada Incorporated		11.00	11/01/2015	1,125,000	1,240,339
					3,916,839

Total Yankee Corporate Bonds and Notes (Cost $12,405,944)					12,554,939

				Shares
Investment Companies: 0.07%
BlackRock High Income Shares				60,992	136,622
Eaton Vance Limited Duration Income Trust				7,922	131,030
New America High Income Fund Incorporated				4,280	45,368

Total Investment Companies (Cost $255,406)					313,020

Short-Term Investments: 3.08%

		Yield
Investment Companies: 3.08%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.05		14,595,869	14,595,869

Total Short-Term Investments (Cost $14,595,869)					14,595,869

Total Investments in Securities (Cost $458,740,127)*	100.06%				474,329,759
Other Assets and Liabilities, Net	(0.06)				(276,400)

Total Net Assets	100.00%				$474,053,359

(z)	Zero coupon security. Rate represents yield to maturity.
†	Non-income earning securities.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
^^	Security is currently in default with regards to scheduled interest and/or principal payments.

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED	WELLS FARGO ADVANTAGE INCOME FUNDS

HIGH YIELD BOND FUND

±	Variable rate investments.
<	All or a portion of the position represents an unfunded loan commitment.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
*	Cost for federal income tax purposes is $459,886,277 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$22,466,400
Gross unrealized depreciation	(8,022,918)

Net unrealized appreciation	$14,443,482

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report or Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage High Yield Bond Fund (the “Fund”)

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of May 31, 2011, the Fund had unfunded loan commitments of $3,288,266.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity securities
Common stocks	$759,115	$0	$0	$759,115
Investment companies	313,020	0	0	313,020
Preferred stocks	0	682,760	0	682,760
Non-agency mortgage-backed securities	0	11,556,605	0	11,556,605
Corporate bonds and notes	0	358,435,053	1,849,652	360,284,705

Term loans	0	70,326,273	3.256,473	73,582,746
Yankee corporate bonds and notes	0	12,554,723	216	12,554,939
Short-term investments
Investment companies	14,595,869	0	0	14,595,869

	$15,668,004	$453,555,414	$5,106,341	$474,329,759

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Term loans	Yankee corporate bonds and notes	Total
Balance as of August 31, 2010	$0	$0	$0	$0
Accrued discounts (premiums)	0	88	0	88
Realized gains (losses)	0	0	0	0
Change in unrealized gains (losses)	0	1,912	0	1,912
Purchases	0	397,000	0	397,000
Sales	0	0	0	0
Transfers into Level 3	1,849,652	2,857,473	216	4,707,341
Transfers out of Level 3	0	0	0	0

Balance as of May 31, 2011	$1,849,652	$3,256,473	$216	$5,106,341

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED

INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 38.06%
FHLMC #170065±	0.50%	09/01/2012	$369	371
FHLMC #1J1263±	2.11	01/01/2036	121,506	126,142
FHLMC #3748 D	4.00	11/15/2039	3,045,000	3,085,192
FHLMC #A77459	7.50	05/01/2038	38,292	43,924
FHLMC #A92458	5.00	06/01/2040	2,672,451	2,847,883
FHLMC #A92666	5.50	06/01/2040	3,684,120	3,992,593
FHLMC #A93454	5.00	08/01/2040	1,479,048	1,576,140
FHLMC #C00922	8.00	02/01/2030	1,068	1,267
FHLMC Series 2736 Class BC	5.00	12/15/2029	646,281	665,787
FHLMC Series M009 Class A(i)	5.40	10/15/2021	1,418,690	1,526,084
FHLMC Series T-42 Class A5	7.50	02/25/2042	3,402,341	4,019,507
FHLMC Structured Pass-Through Securities Series T-57 Class 2A1±	3.89	07/25/2043	105,779	106,910
FHLMC Structured Pass-Through Securities Series T-59 Class 2A1±	3.56	10/25/2043	90,405	92,605
FNMA	0.75	12/18/2013	5,980,000	5,966,360
FNMA%%	4.50	06/01/2026	3,240,000	3,434,905
FNMA%%	4.50	06/01/2041	2,095,000	2,176,181
FNMA%%	5.00	04/25/2036	3,416,000	3,635,905
FNMA%%	5.50	08/25/2019	1,352,000	1,466,286
FNMA%%	5.50	02/25/2035	19,340,000	20,965,759
FNMA%%	6.00	07/25/2035	17,990,000	19,786,194
FNMA #006763%%	4.00	03/25/2024	2,600,000	2,709,281
FNMA #073587±	7.87	07/01/2026	2,773,255	2,873,704
FNMA #256986	7.00	11/01/2037	146,664	166,721
FNMA #257307	6.00	08/01/2038	687,645	757,303
FNMA #385234	6.06	06/01/2012	240,000	245,851
FNMA #464093±	4.39	01/01/2020	1,618,728	1,720,532
FNMA #465156±	4.46	05/01/2020	1,946,581	2,073,268
FNMA #467790±	4.26	04/01/2021	2,996,765	3,129,346
FNMA #545320±	5.82	11/01/2011	1,978,937	1,977,903
FNMA #545547±	6.06	03/01/2012	1,077,033	1,088,761
FNMA #725715	5.50	08/01/2034	811,880	884,101
FNMA #735230	5.50	02/01/2035	250,239	272,499
FNMA #831621	7.00	07/01/2036	79,406	91,107
FNMA #863727±	2.52	01/01/2036	333,162	350,218
FNMA #886087	6.50	07/01/2036	185,376	209,672
FNMA #886686±	6.05	08/01/2036	167,059	177,696
FNMA #888022	5.00	02/01/2036	257,472	275,371
FNMA #889398	6.00	11/01/2037	474,665	522,897
FNMA #892283±	5.85	09/01/2036	125,296	132,452
FNMA #895998	6.50	07/01/2036	122,712	139,038
FNMA #902200	6.50	11/01/2036	68,708	77,699
FNMA #934370	5.50	08/01/2038	2,399,938	2,617,924
FNMA #941312	6.50	07/01/2037	6,567,080	7,426,444
FNMA #947654	6.00	10/01/2037	5,562,658	6,127,887
FNMA #976190	7.50	05/01/2038	25,131	29,020
FNMA #987853	5.50	08/01/2038	5,035,761	5,493,159
FNMA #995238	5.00	01/01/2024	1,259,975	1,353,948
FNMA #995591	7.00	03/01/2024	4,171,476	4,525,715
FNMA #AB1469	4.50	09/01/2040	12,954,266	13,474,334
FNMA #AC2673	4.00	09/01/2024	391,425	410,176
FNMA #AD7860	5.00	06/01/2040	5,442,862	5,804,249
FNMA #AD9194	5.00	08/01/2040	15,264,022	16,277,499
FNMA #AE0113	4.00	07/01/2040	20,800,015	20,970,702
FNMA #AE2148	3.50	02/01/2026	3,614,610	3,691,156
FNMA #AE3049	4.50	09/01/2040	4,437,430	4,615,577
FNMA #AE6219	4.00	12/01/2040	4,397,851	4,434,357
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	13,242	15,782
FNMA Series 11	1.25	02/27/2014	12,265,000	12,401,362
FNMA Series 2003-W14 Class 2A±	3.17	06/25/2035	277,851	288,531
FNMA Series 2003-W14 Class 2A±	4.12	01/25/2043	158,548	166,277
FNMA Series 2004-7 Class AE	5.00	12/25/2030	496,678	507,415
FNMA Whole Loan Series 2003-W8 Class 4A±	3.86	11/25/2042	303,840	320,415
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	3,671,853	4,276,872

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA Whole Loan Series 2004-W15 Class 1A3	7.00%	08/25/2044	$2,590,771	2,956,184
GNMA #4747	5.00	07/20/2040	4,377,780	4,750,513
GNMA #516121	7.50	12/15/2029	1,402	1,643
GNMA Series 2005-59 Class A	4.39	05/16/2023	68,815	69,295
GNMA Series 2005-90 Class A	3.76	09/16/2028	2,714,010	2,802,258
GNMA Series 2006-3 Class A	4.21	01/16/2028	127,561	128,329
GNMA Series 2007-12 Class A	3.96	06/16/2031	1,707,564	1,775,417
GNMA Series 2007-12 Class C	5.28	04/16/2041	485,000	525,801
GNMA Series 2007-69 Class TA	3.68	06/16/2031	360,792	361,751
GNMA Series 2008-22 Class XM±(c)	2.92	02/16/2050	17,969,841	742,636
GNMA Series 2008-86 Class D	5.46	04/16/2040	4,365,000	4,721,557
GNMA Series II%%	4.50	02/20/2040	7,130,000	7,516,581

Total Agency Securities (Cost $232,228,293)				236,972,181

Asset Backed Securities: 1.62%
Chase Issuance Trust Series 2005-A6 Class A6±	0.27	07/15/2014	430,000	429,611
Chase Issuance Trust Series 2009-A3 Class A3	2.40	06/17/2013	3,410,000	3,412,648
Citibank Credit Card Issuance Trust Series 2005-C1 Class C1	5.50	03/24/2017	285,000	315,574
Countrywide Asset Backed Certificates Series 2004-S1 Class A3	4.62	02/25/2035	828,888	780,631
CVS Pass-Through Trust Series T	6.04	12/10/2028	2,431,451	2,608,583
Discover Card Master Trust Series 2008-A4 Class A4	5.65	12/15/2015	2,345,000	2,570,010

Total Asset Backed Securities (Cost $9,637,343)				10,117,057

Corporate Bonds and Notes: 23.59%

Consumer Discretionary: 4.00%

Auto Components: 0.46%
Delphi Corporation††	6.13	05/15/2021	1,750,000	1,750,000
TRW Automotive Incorporated††	7.25	03/15/2017	1,000,000	1,115,000
				2,865,000

Diversified Consumer Services: 0.31%
Service Corporation International Series WI	7.00	06/15/2017	1,750,000	1,905,313

Hotels, Restaurants & Leisure: 0.41%
Agua Caliente Band of Cahuilla Indians††(i)	6.44	10/01/2016	795,000	698,423
Seminole Tribe of Florida††	7.75	10/01/2017	1,750,000	1,837,500
				2,535,923

Internet & Catalog Retail: 0.48%
Expedia Incorporated	5.95	08/15/2020	2,985,000	2,985,000

Media: 1.32%
CBS Corporation	7.88	07/30/2030	2,210,000	2,677,830
Citadel Broadcasting Corporation††	7.75	12/15/2018	650,000	702,813
DISH DBS Corporation	7.88	09/01/2019	1,750,000	1,905,313
Valassis Communication††	6.63	02/01/2021	2,000,000	1,987,500
Vivendi SA††	6.63	04/04/2018	800,000	916,745
				8,190,201

Multiline Retail: 0.32%
Macy’s Retail Holdings Incorporated	6.65	07/15/2024	1,750,000	2,025,625

Specialty Retail: 0.70%
Best Buy Company Incorporated	6.75	07/15/2013	2,273,000	2,491,383

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Specialty Retail (continued)
Limited Brands Incorporated	7.00%	05/01/2020	$1,750,000	1,881,250
				4,372,633

Consumer Staples: 0.90%

Beverages: 0.31%
Constellation Brands Incorporated	7.25	09/01/2016	1,750,000	1,914,063

Food Products: 0.30%
TreeHouse Foods Incorporated	7.75	03/01/2018	1,750,000	1,890,000

Tobacco: 0.29%
Lorillard Incorporated	8.13	06/23/2019	1,185,000	1,419,331
Reynolds American Incorporated††	7.13	04/15/2019	250,000	260,000
Reynolds Group Holdings††	6.88	02/15/2021	100,000	103,125
				1,782,456

Energy: 1.75%

Oil, Gas & Consumable Fuels: 1.75%
Chesapeake Energy Corporation	6.63	08/15/2020	1,750,000	1,839,688
Consol Energy Incorporated	8.25	04/01/2020	1,750,000	1,942,500
Energy Transfer Equity	7.50	10/15/2020	1,750,000	1,907,500
Newfield Exploration Company	6.88	02/01/2020	1,750,000	1,855,000
Suburban Propane Partners LP	7.38	03/15/2020	1,750,000	1,872,500
Texas Eastern Transmission LP	7.00	07/15/2032	1,250,000	1,507,189
				10,924,377

Financials: 7.81%

Capital Markets: 0.44%
Alterra Finance LLC	6.25	09/30/2020	2,610,000	2,727,053

Commercial Banks: 1.01%
FBOP Corporation(a)^^	10.00	05/28/2009	4,000,000	0
Fifth Third Bancorp	6.25	05/01/2013	2,245,000	2,440,077
Key Bank NA	4.95	09/15/2015	2,180,000	2,340,991
PNC Financial Services Group Incorporated	8.25	05/29/2049	1,415,000	1,501,291
				6,282,359

Consumer Finance: 1.73%
Discover Financial Services	10.25	07/15/2019	2,380,000	3,173,675
Ford Motor Credit Company LLC	8.13	01/15/2020	1,750,000	2,055,167
Regions Bank	7.50	05/15/2018	1,650,000	1,785,981
SLM Corporation	8.00	03/25/2020	2,485,000	2,740,468
Sprint Capital Corporation	6.90	05/01/2019	1,000,000	1,045,000
				10,800,291

Diversified Financial Services: 1.55%
Bank of America Corporation	6.50	08/01/2016	2,795,000	3,161,712
Citigroup Incorporated	5.38	08/09/2020	1,725,000	1,817,574
JPMorgan Chase & Company Series 1	7.90	04/29/2049	1,750,000	1,927,398
Moody’s Corporation	5.50	09/01/2020	2,630,000	2,755,932
				9,662,616

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Insurance: 2.77%
AFLAC Incorporated	6.90%	12/17/2039	$2,500,000	2,742,793
Liberty Mutual Group††	6.70	08/15/2016	2,220,000	2,461,665
National Life Insurance Company of Vermont††	10.50	09/15/2039	1,600,000	2,099,880
Platinum Underwriters Finance Incorporated Series B	7.50	06/01/2017	2,100,000	2,307,350
Prudential Financial Incorporated	8.88	06/15/2038	2,000,000	2,430,000
Torchmark Corporation	9.25	06/15/2019	1,945,000	2,464,185
Unum Group	7.13	09/30/2016	2,360,000	2,747,512
				17,253,385

REIT: 0.31%
Ventas Realty LP	6.50	06/01/2016	1,865,000	1,930,034

Health Care: 0.29%

Health Care Providers & Services: 0.29%
Lifepoint Hospitals Incorporated††	6.63	10/01/2020	1,750,000	1,815,625

Industrials: 3.15%

Aerospace & Defense: 0.33%
Esterline Technologies Corporation††	7.00	08/01/2020	1,750,000	1,863,750
Hexcel Corporation	6.75	02/01/2015	167,000	170,549
				2,034,299

Commercial Services & Supplies: 0.82%
Clean Harbors Incorporated	7.63	08/15/2016	1,575,000	1,681,313
Equifax Incorporated	6.30	07/01/2017	1,335,000	1,488,693
International Lease Finance Corporation	8.25	12/15/2020	1,750,000	1,964,375
				5,134,381

Electrical Equipment: 0.29%
Belden CDT Incorporated	7.00	03/15/2017	1,750,000	1,806,875

Industrial Conglomerates: 0.45%
General Electric Capital Corporation	6.38	11/15/2067	2,670,000	2,776,800

Machinery: 0.43%
Briggs & Stratton Corporation	6.88	12/15/2020	685,000	722,675
SPX Corporation	7.63	12/15/2014	1,750,000	1,951,250
				2,673,925

Professional Services: 0.83%
FTI Consulting Incorporated††	6.75	10/01/2020	1,750,000	1,785,000
Verisk Analytics Incorporated	5.80	05/01/2021	3,220,000	3,411,226
				5,196,226

Information Technology: 1.10%

Communications Equipment: 0.31%
Brocade Communications Systems Incorporated	6.88	01/15/2020	1,750,000	1,900,938

Electronic Equipment & Instruments: 0.47%
Corning Incorporated	7.25	08/15/2036	2,092,000	2,450,619

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Electronic Equipment & Instruments (continued)
Jabil Circuit Incorporated	5.63%	12/15/2020	$500,000	499,375
				2,949,994

Office Electronics: 0.32%
Xerox Corporation	8.25	05/15/2014	1,685,000	1,987,060

Materials: 2.59%

Chemicals: 0.62%
Mosaic Company††	7.63	12/01/2016	1,808,000	1,941,340
Nalco Company	8.25	05/15/2017	1,750,000	1,914,063
				3,855,403

Containers & Packaging: 0.62%
Ball Corporation	7.38	09/01/2019	1,750,000	1,903,125
Owens Brockway Glass Container Incorporated	7.38	05/15/2016	1,750,000	1,933,750
				3,836,875

Metals & Mining: 0.64%
Freeport-McMoRan Copper & Gold Incorporated	8.38	04/01/2017	2,470,000	2,707,738
US Steel Corporation	7.38	04/01/2020	1,250,000	1,309,375
				4,017,113

Paper & Forest Products: 0.71%
Domtar Corporation	10.75	06/01/2017	1,750,000	2,248,750
Georgia Pacific Corporation	7.75	11/15/2029	700,000	816,375
Georgia Pacific Corporation	8.88	05/15/2031	1,050,000	1,345,313
				4,410,438

Telecommunication Services: 1.66%

Diversified Telecommunication Services: 0.81%
Frontier Communications Corporation	8.25	04/15/2017	1,750,000	1,920,625
Qwest Corporation	8.38	05/01/2016	1,060,000	1,258,750
Windstream Corporation	7.75	10/15/2020	1,750,000	1,881,250
				5,060,625

Wireless Telecommunication Services: 0.85%
Alltel Corporation	7.00	07/01/2012	1,285,000	1,370,099
American Tower Corporation	7.00	10/15/2017	1,765,000	2,029,750
Crown Castle International Corporation	7.13	11/01/2019	1,750,000	1,863,750
				5,263,599

Utilities: 0.34%

Independent Power Producers & Energy Traders: 0.34%
FPL Energy Caithness Funding††(i)	7.65	12/31/2018	1,921,125	2,119,943

Total Corporate Bonds and Notes (Cost $142,763,601)				146,886,448

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 0.68%

Illinois: 0.50%
Illinois GO (GO-State)	4.51%	03/01/2015	$3,000,000	3,120,900

Oregon: 0.10%
Cow Creek Band Umpqua Tribe of Indians Oregon Series A (Other Revenue) (i)	6.88	10/01/2011	620,000	617,005

Other: 0.08%
Seneca Nation Indians Capital Improvements Authority Series 07 B (Other Revenue) ††(i)	6.75	12/01/2013	470,000	465,361

Total Municipal Bonds and Notes (Cost $4,090,000)				4,203,266

Non-Agency Mortgage Backed Securities: 5.66%
Banc of America Commercial Mortgage Securities Incorporated Series 2007-1 Class AMFX	5.48	01/15/2049	785,000	787,113
Bank of America Commercial Mortgage Incorporated Series 2008-1 Class AM	6.25	02/10/2051	1,070,000	1,135,058
Citigroup Deutsche Bank Commercial Mortgage Loan Trust Incorporated Series 2006-CD3 Class A5	5.62	10/15/2048	2,170,000	2,382,279
Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	2,435,921	2,454,223
Commercial Mortgage Trust Pass-Through Certificates Series 2006 Class C7	5.78	06/10/2046	2,350,000	2,466,543
Credit Suisse First Boston Mortgage Securities Corporation Series 1998-C2 Class AX±(c)	0.35	11/15/2030	595,731	5,662
Financial Asset Securitization Incorporated Series 1997-NAM2 Class B2	7.88	07/25/2027	153,527	146,808
Goldman Sachs Mortgage Securities Corporation II Series 2006-GG8 Class A4	5.56	11/10/2039	3,098,000	3,383,069
JPMorgan Chase Commercial Mortgage Securities Series 2007-CB18 Class A4	5.44	06/12/2047	2,360,000	2,567,069
JPMorgan Mortgage Trust Series 2011-C4 Class A2††	3.34	07/15/2046	1,485,000	1,508,594
LB UBS Commercial Mortgage Trust Series 2007-C1 Class AM	5.46	02/15/2040	1,315,000	1,340,894
Lehman Brothers UBS Commercial Mortgage Trust Series 2003-C8 Class A3	4.83	11/15/2027	3,347,841	3,414,807
Lehman Brothers UBS Commercial Mortgage Trust Series 2006-C1 Class A4	5.16	02/15/2031	3,735,000	4,070,063
Mach One Trust Commercial Mortgage Backed Series 2004-1 Class X±(c)††(i)	0.97	05/28/2040	1,712,809	20,194
Merrill Lynch Commercial Mortgage Trust Series 2007-8 Class A3±	5.97	08/12/2049	1,040,000	1,146,071
Merrill Lynch Countrywide Commercial Mortgage Trust Series 2006-4 Class AM	5.20	12/12/2049	2,200,000	2,189,217
Morgan Stanley Capital I Series 2004-RR2 Class X±(c)††(i)	0.85	10/28/2033	1,380,073	12,655
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12/12/2049	2,625,000	2,892,926
SACO I Trust Series 2005-2 Class A±††(i)	0.39	04/25/2035	6,799	2,697
TIAA Real Estate CDO Limited Series 2007-C4 Class A3±	5.98	08/15/2039	1,555,000	1,704,445
WaMu Mortgage Pass Through Certificates Series 2007-HY7 Class 3A2±	5.59	07/25/2037	2,038,569	1,608,095
Total Non-Agency Mortgage Backed Securities (Cost $33,741,640)				35,238,482

	Yield		Shares
Preferred Stocks: 0.01%

Financials: 0.01%

Diversified Financial Services: 0.01%
First Republic Capital Corporation††	10.50		50	$51,250

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

INCOME PLUS FUND

Total Preferred Stocks (Cost $55,855)				51,250

Security Name	Interest Rate	Maturity Date	Principal	Value
US Treasury Securities: 20.23%
US Treasury Bond«	4.25%	11/15/2040	15,555,000	15,623,053
US Treasury Bond	4.38	05/15/2040	4,115,000	4,224,953
US Treasury Bond«	4.75	02/15/2041	9,210,000	10,054,732
US Treasury Bond	6.38	08/15/2027	5,620,000	7,420,153
US Treasury Note	0.63	12/31/2012	10,485,000	10,532,099
US Treasury Note	1.00	12/31/2011	1,955,000	1,964,699
US Treasury Note	1.13	12/15/2011	10,000,000	10,053,520
US Treasury Note«	1.75	03/31/2014	27,405,000	28,192,894
US Treasury Note	1.88	10/31/2017	7,155,000	7,012,458
US Treasury Note«	2.25	03/31/2016	2,135,000	2,199,050
US Treasury Note	2.75	11/30/2016	2,210,000	2,312,557
US Treasury Note«	3.13	05/15/2021	23,060,000	23,207,815
US Treasury Note«	3.63	02/15/2021	$3,020,000	3,175,956
Total US Treasury Securities (Cost $124,477,172)				125,973,939

Yankee Corporate Bonds and Notes: 11.08%

Consumer Discretionary: 1.45%

Media: 1.45%
British Sky Broadcasting Group plc††	9.50	11/15/2018	2,170,000	2,915,653
Globo Comunicacoes e Participacoes SA††	7.25	04/26/2022	2,380,000	2,544,220
Myriad International Holdings BV††	6.38	07/28/2017	1,755,000	1,902,596
Videotron Limited	9.13	04/15/2018	1,500,000	1,676,250
				9,038,719

Energy: 0.35%

Energy Equipment & Services: 0.35%
Weatherford International Limited	9.63	03/01/2019	1,665,000	2,173,558

Financials: 7.15%

Capital Markets: 0.42%
FMC Finance III SA	6.88	07/15/2017	1,500,000	1,595,625
Macquarie Group Limited††	6.00	01/14/2020	1,000,000	1,030,412
				2,626,037

Commercial Banks: 5.52%
Banco Do Nordeste Do Brasil††	3.63	11/09/2015	2,365,000	2,317,203
Banco Macro SA††	5.50	07/12/2020	2,510,000	2,593,583
Bank Nederlandse Gemeenten††	2.50	01/11/2016	5,420,000	5,517,511
BBVA Bancomer SA††	4.50	03/10/2016	2,090,000	2,103,426
Commonwealth Bank of Australia††	6.02	03/29/2049	1,580,000	1,602,531
Export Import Bank of Korea	5.13	06/29/2020	2,600,000	2,690,472
Icici Bank Ltd/dubai††	4.75	11/25/2016	3,000,000	3,001,683
Itau Unibanco Holdings SA††	5.75	01/22/2021	2,335,000	2,312,717
Kommunalbanken AS††	2.38%	01/19/2016	$2,330,000	2,374,836
Landwirtsch Rentenbank	2.50	02/15/2016	3,150,000	3,230,546
Lloyds TSB Bank plc††	5.80	01/13/2020	2,890,000	2,950,629
Westpac Banking Corporation††	1.90	12/14/2012	3,615,000	3,688,439
				34,383,576

Consumer Finance: 0.77%
Inmarsat Finance plc††	7.38	12/01/2017	1,750,000	1,855,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

INCOME PLUS FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Finance (continued)
Rio Tinto Finance USA Limited	9.00	05/01/2019	2,175,000	2,900,919
				4,755,919

REIT: 0.44%
Dexus Property Group††	7.13	10/15/2014	2,435,000	2,752,161

Materials: 0.65%

Metals & Mining: 0.65%
Arcelormittal	6.13	06/01/2018	1,900,000	2,051,588
Teck Resources Limited	10.25	05/15/2016	1,650,000	1,980,000
				4,031,588

Telecommunication Services: 1.00%

Diversified Telecommunication Services: 1.00%
Telecom Italia Capital SA	7.18	06/18/2019	1,415,000	1,606,670
Telefonica Emisiones SAU	5.13	04/27/2020	1,880,000	1,920,858
Telefonos de Mexico SAB de CV	5.50	11/15/2019	2,485,000	2,666,654
				6,194,182

Utilities: 0.48%

Electric Utilities: 0.48%
Western Power Distributions Holdings Limited††	7.38	12/15/2028	2,750,000	2,997,673

Total Yankee Corporate Bonds and Notes (Cost $65,089,188)				68,953,413

Yankee Government Bonds: 0.27%
Russia††	5.00	04/29/2020	1,660,000	1,692,207
Total Yankee Government Bonds (Cost $1,649,419)				1,692,207

Short-Term Investments: 17.20%

Corporate Bonds and Notes: 0.42%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	1,301,458	548,304
VFNC Corporation±††(a)(i)(v)	0.19	09/29/2011	3,695,512	2,069,487
				2,617,791

	Yield		Shares
Investment Companies: 16.75%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05		53,890,645	53,890,645
Wells Fargo Securities Lending Cash Investments, LLC(l)(u)(v)	0.18		50,367,325	$50,367,325
				104,257,970

	Interest Rate	Maturity Date	Principal
US Treasury Securities: 0.03%
US Treasury Bill^#	0.03	06/23/2011	$200,000	199,996

Total Short-Term Investments (Cost $105,765,751)				107,075,757

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

INCOME PLUS FUND

Total Investments in Securities (Cost $719,498,262)*	118.40%	737,164,000

Other Assets and Liabilities, Net	(18.40)	(114,581,504)

Total Net Assets	100.00%	$622,582,496

±	Variable rate investments.
%%	Security issued on a when-issued (TBA) basis.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
«	All or a portion of this security is on loan.
^	Zero coupon security. Rate represents yield to maturity.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
(v)	Security represents investment of cash collateral received from securities on loan.
^^	Security is currently in default with regards to scheduled interest and/or principal payments.
*	Cost for federal income tax purposes is $719,498,287 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$24,039,233
Gross unrealized depreciation	(6,373,520)

Net unrealized appreciation	$17,665,713

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE INCOME PLUS FUND

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Income Plus Fund (the “Fund”).

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Fund’s Fair Value Procedures.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

TBA sale commitments

The Fund may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss. If the Fund delivers securities under the commitment, the Fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Quoted Prices	Significant Other Observable Inputs	Significant Unobservable Inputs

Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Equity securities
Preferred stocks	$0	$51,250	$0	$51,250
Agency securities	0	236,972,181	0	236,972,181
Asset-backed securities	0	10,117,057	0	10,117,057
Corporate bonds and notes	0	146,886,448	0	146,886,448
Municipal bonds and notes	0	4,203,266	0	4,203,266
Non-agency mortgage backed securities		35,238,482		35,238,482
U.S. Treasury obligations	125,973,939	0	0	125,973,939

Yankee corporate bonds and notes	0	68,953,413	0	68,953,413
Yankee government bonds	0	1,692,207	0	1,692,207
Short-term investments
Corporate bonds and notes	0	0	2,617,791	2,617,791
Investment companies	53,890,645	50,367,325	0	104,257,970
U.S. Treasury obligations	0	199,996	0	199,996

	$179,864,584	$554,681,625	$2,617,791	$737,164,000

As of May 31, 2011the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$85,806	$0	$0	$85,806

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2011, the Fund did not have significant transfers in/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Corporate bonds and notes
Balance as of August 31, 2010	$3,147,514
Accrued discounts (premiums)	0
Realized gains (losses)	0
Change in unrealized gains (losses)	475,833
Purchases	0
Sales	(1,005,556)
Transfers into Level 3	0
Transfers out of Level 3	0

Balance as of May 31, 2011	$2,617,791

Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$11,924

Derivative transactions

During the nine months ended May 31, 2011, the Fund entered into futures contracts for speculative purposes.

At May 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Contract Amount	Value at May 31, 2011	Net Unrealized Gains
September 2011	87 Short	10-year US Treasury Note	$10,581,210	$10,667,016	$(85,806)

The Fund had an average notional amount of $19,119,048 and $4,027,106 in long and short futures contracts, respectively, during the nine months ended May 31, 2011.

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 30.83%
FHLMC #00461	7.00%	03/25/2044	$217,912	250,389
FHLMC #1G1451±	5.89	01/01/2037	2,135,227	2,310,643
FHLMC #1G1452±	5.86	01/01/2037	2,191,280	2,368,905
FHLMC #1G1652±	6.05	04/01/2037	9,038,117	9,799,285
FHLMC #1G1708±	6.05	04/01/2037	1,743,023	1,888,348
FHLMC #1G2200±	6.13	09/01/2037	4,074,210	4,414,950
FHLMC #1Q0974±	5.74	07/01/2038	4,571,730	4,947,671
FHLMC #A67539	6.50	11/01/2037	2,465,719	2,792,619
FHLMC #G05394	7.00	05/01/2035	3,837,583	4,435,257
FHLMC #G05470	7.00	11/01/2032	6,086,901	6,945,248
FHLMC #G06060	7.50	09/01/2038	3,578,624	4,117,549
FHLMC #H09224	6.50	12/01/2038	4,300,857	4,814,608
FHLMC Series 1732 Class K	6.50	05/15/2024	3,232,513	3,543,004
FHLMC Series 2215 Class PH	6.50	02/15/2030	6,077,698	6,715,700
FHLMC Series 2407 Class BJ	6.50	01/15/2032	1,304,285	1,461,661
FHLMC Series 3510 Class BD	4.50	03/15/2032	3,715,000	3,916,901
FHLMC Series 3704 Class CT	7.00	12/15/2036	3,946,758	4,516,347
FHLMC Series T-11 Class A8	6.50	01/25/2028	2,963,810	3,375,496
FHLMC Series T-42 Class A5	7.50	02/25/2042	73,245	86,532
FHLMC Series T-60 Class 1A3	7.50	03/25/2044	94,154	111,690
FHLMC Structured Pass-Through Securities Series K007 Class A1	3.34	12/25/2019	3,656,388	3,766,032
FHLMC Structured Pass-Through Securities Series T-41 Class 3A±	7.05	07/25/2032	175,191	200,130
FHLMC Structured Pass-Through Securities Series T-51 Class 2A	7.50	08/25/2042	2,143,803	2,503,476
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	2,026	2,308
FHLMC Structured Pass-Through Securities Series T-57 Class 1A3	7.50	07/25/2043	632,451	750,245
FHLMC Structured Pass-Through Securities Series T-59 Class 1A3	7.50	10/25/2043	248,782	295,863
FNMA #310017	7.00	06/01/2035	1,238,468	1,426,487
FNMA #310021	6.50	08/01/2036	3,703,924	4,191,415
FNMA #460481±	6.28	08/01/2011	1,679,949	1,679,100
FNMA #545420±	5.66	12/01/2011	1,102,356	1,106,015
FNMA #545745±	6.09	07/01/2012	7,331,191	7,532,622
FNMA #884707±	5.64	07/01/2036	4,990,900	5,385,570
FNMA #888703	6.50	08/01/2037	22,425,984	25,542,847
FNMA #889645	7.00	04/01/2035	4,349,802	5,018,563
FNMA #890271	7.00	09/01/2040	6,391,735	7,372,377
FNMA #907054±	5.84	11/01/2037	2,397,806	2,596,653
FNMA #942517±	6.22	08/01/2037	4,801,690	5,203,950
FNMA #959381±	5.97	12/01/2037	2,491,393	2,692,333
FNMA #984282	6.50	06/01/2038	19,224,810	21,824,666
FNMA #AD0315	6.50	08/01/2039	17,570,529	19,946,669
FNMA #AD0582	7.00	01/01/2040	22,036,145	25,421,444
FNMA #AD0583	7.00	01/01/2040	29,790,954	34,284,048
FNMA #AE0111±	5.87	06/01/2037	1,901,061	2,062,166
FNMA #AE0499	7.50	09/01/2037	3,722,022	4,314,434
FNMA #AE0934	6.50	02/01/2041	5,613,705	6,372,871
FNMA Grantor Trust Series 2000-T06 Class A1	7.50	06/25/2030	933,947	1,062,558
FNMA Grantor Trust Series 2001-T01 Class A1	7.50	10/25/2040	4,442,615	5,086,632
FNMA Grantor Trust Series 2001-T03 Class A1	7.50	11/25/2040	1,006,149	1,144,886
FNMA Grantor Trust Series 2001-T07 Class A1	7.50	02/25/2041	855,332	1,012,752
FNMA Grantor Trust Series 2001-T08 Class A1	7.50	07/25/2041	1,361,594	1,573,154
FNMA Grantor Trust Series 2001-T16 Class A2	7.00	07/25/2042	37,116	42,448
FNMA Grantor Trust Series 2002-T06 Class A2	7.50	10/25/2041	428,881	513,011
FNMA Grantor Trust Series 2002-T11 Class B	5.34	04/25/2012	13,931,000	14,496,742
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	802,251	956,091
FNMA Grantor Trust Series 2002-T16 Class A3	7.50	07/25/2042	614,469	708,332
FNMA Grantor Trust Series 2002-T18 Class A4	7.50	08/25/2042	1,191,287	1,374,081
FNMA Grantor Trust Series 2002-T19 Class A3	7.50	07/25/2042	1,489,895	1,736,659
FNMA Series 1999-T02 Class A1	7.50	01/19/2039	675,167	770,434
FNMA Series 2001-50 Class BA	7.00	10/25/2041	116,112	134,172
FNMA Series 2001-T04 Class A1	7.50	07/25/2041	137,593	161,223
FNMA Series 2001-W03 Class A	7.00	09/25/2041	192,996	228,067
FNMA Series 2002-14 Class A1	7.00	01/25/2042	948,309	1,113,453
FNMA Series 2002-14 Class A2	7.50	01/25/2042	2,002,924	2,365,417

The accompanying notes are an integral part of these financial statements.

1

PORTFOLIO OF INVESTMENTS —May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

SHORT DURATION GOVERNMENT BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA Series 2002-26 Cass A2	7.50%	01/25/2048	$1,782,071	2,066,840
FNMA Series 2002-26 Class A1	7.00	01/25/2048	1,303,635	1,468,597
FNMA Series 2002-33 Class A2	7.50	06/25/2032	215,347	248,589
FNMA Series 2002-80 Class A1	6.50	11/25/2042	2,074,689	2,280,537
FNMA Series 2002-W01 Class 2A	7.20	02/25/2042	802,070	939,990
FNMA Series 2002-W06 Class 2A±	7.19	06/25/2042	516,071	606,231
FNMA Series 2003-W01 Class 2A±	7.21	12/25/2042	367,871	430,128
FNMA Series 2003-W04 Class 4A	7.35	10/25/2042	1,158,281	1,340,882
FNMA Series 2004-W02 Class 5A	7.50	03/25/2044	255,709	297,421
FNMA Series 2004-W09 Class 1A3	6.05	02/25/2044	6,855,000	7,573,704
FNMA Series 2004-W09 Class 2A3	7.50	02/25/2044	1,472,162	1,741,752
FNMA Series 2005-W03 Class 1A	7.50	03/25/2045	437,477	507,406
FNMA Series 2006-004 Class PB	6.00	09/25/2035	3,137,134	3,508,085
FNMA Series 2006-114 Class PD	6.00	12/25/2036	12,356,370	13,922,264
FNMA Series 2007-16 Class AB	6.00	08/25/2035	3,789,286	4,127,933
FNMA Series 2009-019 Class TA	4.50	12/25/2037	3,885,111	4,135,114
FNMA Series 2009-047 Class MT	7.00	07/25/2039	3,231,153	3,669,696
FNMA Series 2009-047 Class PA	4.50	07/25/2039	5,667,803	5,972,622
FNMA Series 2009-111 Class CL	4.50	03/25/2038	3,991,774	4,099,403
FNMA Series 2009-22 Class EG	5.00	07/25/2035	1,843,439	1,990,306
FNMA Series 2010-64 Class BA	5.00	05/25/2040	15,103,185	15,973,772
FNMA Whole Loan Series 2002-W08 Class A3	7.50	06/25/2042	179,731	206,236
FNMA Whole Loan Series 2004-W08 Class 3A	7.50	06/25/2044	2,192,374	2,524,181
FNMA Whole Loan Series 2004-W11 Class 1A2	6.50	05/25/2044	12,468,273	14,235,262
FNMA Whole Loan Series 2004-W14 Class 2A	7.50	07/25/2044	223,330	262,463
FNMA Whole Loan Series 2005-W01 Class 1A4	7.50	10/25/2044	751,146	880,232
FNMA Whole Loan Series 2005-W04 Class 1A3	7.00	08/25/2035	136,927	156,952
GNMA #781496	6.50	09/15/2032	3,260,809	3,715,316
GNMA #783231	6.00	09/15/2035	21,438,400	24,059,585
Total Agency Securities (Cost $416,889,342)				421,726,698

Asset Backed Securities: 9.75%
AESOP Funding II LLC Series 2011-2A Class A††	2.37	11/20/2014	17,901,000	18,033,324
Ally Master Owner Trust Series 2011-3 Class A1±	0.83	05/15/2016	5,533,000	5,524,947
Citibank Omni Master Trust Series 2009-A8 Class A8±††	2.30	05/16/2016	17,904,000	18,139,814
Greenwich Capital Commercial Funding Corporation Series 2005-GGS Class A4	5.24	04/10/2037	8,210,000	8,669,315
Honda Auto Receivables Owner Trust Series 2010-3 Class A4	0.94	12/21/2016	6,999,000	6,971,110
MMCA Automobile Trust Series 2009-A Class A4††	6.25	11/16/2015	4,533,000	4,816,309
Nissan Auto Receivables Owner Trust Series 2010-A Class A4	1.31	09/15/2016	6,010,000	6,028,073
SLM Student Loan Trust Series 2002-6 Class A4±	0.53	03/15/2019	3,880,248	3,878,476
SLM Student Loan Trust Series 2005-1 Class A2±	0.35	04/27/2020	3,612,792	3,589,165
SLM Student Loan Trust Series 2005-8 Class A3±	0.38	10/25/2024	18,014,000	17,705,377
SLM Student Loan Trust Series 2008-2 Class A2±	0.72	01/25/2017	13,661,000	13,682,724
SLM Student Loan Trust Series 2008-4 Class A3±	1.52	10/25/2017	3,358,000	3,459,004
SLM Student Loan Trust Series 2008-6 Class A2±	0.82	10/25/2017	17,167,000	17,201,670
USAA Auto Owner Trust Series 2010-1 Class A4	2.14	09/15/2015	5,456,000	5,589,087
Total Asset Backed Securities (Cost $132,980,772)				133,288,395

Non-Agency Mortgage Backed Securities: 3.49%
Asset Securitization Corporation Commercial Mortgage Pass-Through Series 1996-D3 Class A4±	7.59	10/13/2026	2,196,362	2,213,784
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	2,572,000	2,600,308
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A5	4.81	12/10/2042	7,164,000	7,660,487
Developers Diversified Realty Corporation Series 2009-DDR1 Class A††	3.81	10/14/2022	20,773,994	21,757,477
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	1,083,000	1,106,173
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C7 Class A3±	5.44	11/15/2030	3,106,000	3,246,752
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	07/12/2038	1,968,000	2,020,647
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A3±	5.22	11/12/2037	2,864,183	2,921,468

The accompanying notes are an integral part of these financial statements.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT DURATION GOVERNMENT BOND FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Morgan Stanley Dean Witter Capital I Series 2004 Class A3		5.03%	06/13/2041	$4,163,248	4,263,805
Total Non-Agency Mortgage Backed Securities (Cost $47,881,821)					47,790,901

US Treasury Securities: 53.16%
US Treasury Note		0.54	05/31/2013	187,123,000	187,254,547
US Treasury Note		0.89	01/31/2013	51,478,000	51,701,209
US Treasury Note«		1.09	03/31/2013	304,260,000	306,137,284
US Treasury Note«		1.23	05/15/2014	70,647,000	71,110,444
US Treasury Note		8.07	08/31/2012	92,033,000	96,480,035
US Treasury Note		8.56	08/15/2012	13,823,000	14,509,284
Total US Treasury Securities (Cost $725,068,945)					727,192,803

Yankee Corporate Bonds and Notes: 1.32%

Financials: 1.32%

Commercial Banks: 1.32%
Nordea Eiendomskreditt AS±††§		0.71	04/07/2014	18,010,000	17,989,975

Total Yankee Corporate Bonds and Notes (Cost $18,010,000)					17,989,975

Short-Term Investments: 27.79%

Corporate Bonds and Notes: 0.09%
Gryphon Funding Limited(a)(i)(v)		0.00	08/05/2011	614,067	258,706
VFNC Corporation±(a)(i)(v)††		0.19	09/29/2011	1,743,652	976,445
					1,235,151

		Yield		Shares
Investment Companies: 27.70%
Wells Fargo Advantage Government Money Market Fund(l)(u)		0.01		53,715,289	53,715,289
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.18		325,214,629	325,214,629
					378,929,918

Total Short-Term Investments (Cost $379,546,973)					380,165,069

Total Investments in Securities (Cost $1,720,377,853)*	126.34%				1,728,153,841
Other Assets and Liabilities, Net	(26.34)				(360,245,506)

Total Net Assets	100.00%				$1,367,908,335

±	Variable rate investments.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
§	These securities are subject to a demand feature which reduces the effective maturity.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

3

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)	WELLS FARGO ADVANTAGE INCOME FUNDS

SHORT DURATION GOVERNMENT BOND FUND

*	Cost for federal income tax purposes is $1,720,657,554 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,135,468
Gross unrealized depreciation	(2,639,181)

Net unrealized appreciation	$7,496,287

The accompanying notes are an integral part of these financial statements.

4

WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”).

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$421,726,698	$0	$421,726,698
Asset backed securities	0	133,288,395	0	133,288,395
Non-agency mortgage backed securities	0	47,790,901	0	47,790,901
Corporate bonds and notes	0	17,989,975	0	17,989,975
US treasury securities	727,192,803	0	0	727,192,803
Short-term investments
Corporate bonds and notes	0	0	1,235,151	1,235,151
Investment companies	53,715,289	325,214,629	0	378,929,918

	$780,908,092	$946,010,598	$1,235,151	$1,728,153,841

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate Bonds and Notes	Agency securities	Total
Balance as of August 31, 2010	$1,485,090	$10,185,950	$11,671,040
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	224,512	(83,109)	141,403
Purchases	0	0	0
Sales	(474,451)	(10,102,841)	(10,577,292)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0

Balance as of May 31, 2011	$1,235,151	$0	$1,235,151

Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$5,626	$0	$5,626

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 9.36%
FHLB	0.75%	11/21/2011	$10,000,000	10,028,780
FHLMC	1.13	07/27/2012	3,000,000	3,027,078
FHLMC«	1.25	08/15/2011	10,000,000	10,023,830
FHLMC	3.63	10/18/2013	10,000,000	10,682,480
FHLMC	5.25	07/18/2011	305,000	307,070
FHLMC #170151	10.50	01/01/2016	4,715	5,371
FHLMC #1B0123±	3.03	09/01/2031	8,242	8,275
FHLMC #360016	10.50	11/01/2017	1,605	1,839
FHLMC #360056	10.50	02/01/2019	2,152	2,527
FHLMC #360059	10.50	04/01/2019	1,121	1,295
FHLMC #360061	10.50	05/01/2019	893	1,049
FHLMC #360063	10.50	06/01/2019	11,235	13,130
FHLMC #360065	10.50	07/01/2019	1,617	1,903
FHLMC #555316	9.00	06/01/2019	318,859	359,854
FHLMC #555408	10.50	08/01/2018	163,436	187,237
FHLMC #555500	8.50	09/01/2017	254,838	283,015
FHLMC #555514	9.00	10/01/2019	436,742	516,862
FHLMC #786823±	2.79	07/01/2029	10,473	10,976
FHLMC #789272±	2.60	04/01/2032	87,981	92,262
FHLMC #865496±	4.57	05/01/2026	247,574	260,064
FHLMC #A01734	9.00	08/01/2018	253,451	290,192
FHLMC #G01126	9.50	12/01/2022	415,485	481,177
FHLMC #G10747	7.50	10/01/2012	8,764	9,087
FHLMC #G11150	7.50	12/01/2011	1,322	1,337
FHLMC #G11345	7.50	12/01/2011	421	426
FHLMC #G11391	7.50	06/01/2012	3,280	3,400
FHLMC #G90023	7.00	11/17/2013	24,180	24,692
FHLMC Series 2958 Class QD	4.50	04/15/2020	3,703,000	4,036,270
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	723,959	875,990
FHLMC Structured Pass-Through Securities Series T-57 Class 2A1±	3.89	07/25/2043	36,141	36,528
FHLMC Structured Pass-Through Securities Series T-59 Class 2A1±	3.56	10/25/2043	1,330,710	1,363,102
FHLMC USGI FHA Project Loan(i)	7.44	03/15/2013	110,800	110,800
FNMA #100001	9.00	02/15/2020	2,817	3,344
FNMA #100042	11.00	10/15/2020	255,883	291,800
FNMA #100255	8.33	07/15/2020	82,322	96,605
FNMA #190075	8.50	02/01/2023	251,699	272,004
FNMA #302507	9.00	11/01/2024	214,322	255,920
FNMA #313617	8.00	09/01/2023	26,196	29,190
FNMA #323582	8.00	04/01/2017	410,856	453,072
FNMA #426828	8.00	09/01/2019	260,032	297,396
FNMA #426832	8.50	07/01/2018	141,545	160,947
FNMA #545131	8.00	03/01/2013	27,714	28,523
FNMA #545157	8.50	11/01/2012	3,930	4,110
FNMA #545460±	2.43	11/01/2031	135,579	141,080
FNMA #598559	6.50	08/01/2031	978,802	1,125,869
FNMA #70801	12.00	03/01/2017	51,527	60,625
FNMA #712107	6.00	03/01/2033	1,646,617	1,829,369
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	148,042	178,938
FNMA Grantor Trust Series 2002-T12 Class A4	9.50	05/25/2042	1,116,979	1,385,555
FNMA Series 1989-29 Class Z	10.00	06/25/2019	234,607	269,853
FNMA Series 1989-63 Class Z	9.40	10/25/2019	175,053	197,806
FNMA Series 2004-90 Class XY	4.00	09/25/2034	3,211,678	3,346,566
FNMA Series G95-2(c)	10.00	05/25/2020	365,725	64,453
FNMA Whole Loan Series 2003-W11 Class A1±	3.08	06/25/2033	49,069	51,339
FNMA Whole Loan Series 2003-W6 Class 6A±	3.98	08/25/2042	2,228,031	2,373,185
FNMA Whole Loan Series 2003-W6 Class PT4±	9.78	10/25/2042	196,681	226,388
GNMA #780029	9.00	11/15/2024	63,882	75,188
GNMA #780110	12.50	04/15/2019	615,265	645,477
GNMA #780267	9.00	11/15/2017	147,801	168,607
GNMA #780288	8.00	12/15/2023	82,471	98,947
GNMA #781311	7.50	02/15/2013	18,303	18,591
GNMA #781540	7.00	05/15/2013	9,667	9,763
GNMA #927	10.00	02/20/2018	14,077	15,911

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
GNMA Series 2005-90 Class A	3.76%	09/16/2028	$3,015,567	3,113,620
GNMA Series 2007-69 Class TA±	3.68	06/16/2031	155,514	155,927
SBA #0191(c)(a)(i)	3.68	10/06/2015	115,425	6,198
Total Agency Securities (Cost $59,223,545)				60,500,064

Asset Backed Securities: 11.78%
Aames Mortgage Trust Series 2003-1 Class M1±	1.21	10/25/2033	4,392,112	3,662,415
Bank of America Credit Card Trust Series 2008-A5 Class A±	1.40	12/16/2013	7,300,000	7,309,421
BCRR Trust Series 2010-Leaf Class 35A††	4.23	11/22/2033	2,935,585	2,953,919
BMW Vehicle Owner Trust Series 2010-A Class A2	0.68	09/25/2012	653,159	653,558
CarMax Auto Owner Trust Series 2010-1 Class A2	0.83	11/15/2012	275,218	275,314
Chase Issuance Trust Series 2006-A5 Class A±	0.22	11/15/2013	3,100,000	3,098,817
Chase Issuance Trust Series 2007-A18 Class A±	0.46	01/15/2015	1,600,000	1,602,723
Chase Issuance Trust Series 2009-A2 Class A2±	1.75	04/15/2014	6,000,000	6,073,211
Chase Issuance Trust Series 2009-A3 Class A3	2.40	06/17/2013	3,585,000	3,587,784
Citibank Credit Card Issuance Trust Series 2009-A1 Class A1±	1.95	03/17/2014	5,500,000	5,572,541
CNH Equipment Trust Series 2011-A Class A2	0.62	06/16/2014	2,000,000	2,000,221
Eastman Hill Funding Limited Series 1A Class A2(c)(a)††(i)	0.83	09/29/2031	6,289,219	12,578
Ford Credit Auto Owner Trust Series 2007-A Class A4A	5.47	06/15/2012	405,758	409,663
GE Equipment Midticket LLC Series 2010-1 Class A2††	0.61	01/14/2013	2,555,178	2,555,075
Home Equity Asset Trust Series 2003-6 Class M1±	0.89	02/25/2034	2,265,813	1,837,724
Honda Auto Receivables Owner Trust Series 2010-1 Class A2	0.62	02/21/2012	105,937	105,953
Honda Auto Receivables Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	2,520,000	2,521,099
Hyundai Auto Receivables Trust Series 2010 A Class A2	0.86	11/15/2012	1,028,768	1,029,720
John Deere Owner Trust Series 2010-A Class A2	0.72	07/16/2012	570,610	570,720
John Deere Owner Trust Series 2011-A Class A2	0.64	06/16/2014	3,000,000	3,002,495
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2††	0.79	04/15/2013	3,000,000	3,005,825
Mercedes-Benz Auto Receivables Trust Series 2010-1 Class A2	0.70	08/15/2012	1,417,184	1,417,792
Newcastle Investment Trust Series 2011-MH1 Class A††	2.45	12/10/2033	1,965,000	1,977,020
Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	2,500,000	2,505,502
Nissan Auto Receivables Owner Trust Series 2010-A Class A2	0.55	03/15/2013	1,400,000	1,400,553
Nissan Auto Receivables Owner Trust Series 2011-A Class A2	0.65	12/16/2013	5,500,000	5,514,196
Residential Asset Securities Corporation Series 2001-KS1 Class AII±	0.66	03/25/2032	54,097	51,562
Structured Asset Investment Loan Trust Series 2003-BC10 Class M1±	1.32	10/25/2033	1,413,873	1,110,010
Structured Asset Investment Loan Trust Series 2003-BC3 Class M1±	1.62	04/25/2033	1,581,318	1,288,843
Toyota Auto Receivables Owner Trust Series 2010-B Class A2	0.74	08/15/2012	2,547,639	2,549,651
Toyota Auto Receivables Owner Trust Series 2010-C Class A2	0.51	12/17/2012	4,000,000	4,000,522
Volkswagen Auto Lease Trust Series 2010-A Class A2	0.77	01/22/2013	2,500,000	2,502,012
Total Asset Backed Securities (Cost $78,190,060)				76,158,439

Non-Agency Mortgage Backed Securities: 6.25%
Bank of America Mortgage Securities Series 2002-K Class 3A1±	2.79	10/20/2032	86,293	83,786
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A3	4.49	02/11/2041	4,519,882	4,641,363
Citigroup Mortgage Loan Trust Incorporated Series 2004-HYB4 Class AA±	0.52	12/25/2034	167,977	147,218
ContiMortgage Home Equity Trust Series 1996-2 Class(c)(i)	0.49	07/15/2027	1,911,187	19
ContiMortgage Net Interest Margin Notes Series 1997-A Class A(i)	7.23	10/16/2028	4,011,988	1,254
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±	2.12	06/19/2031	499,458	457,842
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1±	2.32	09/25/2034	129,810	83,506
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKP1 Class A3	6.44	12/15/2035	3,201,575	3,256,668
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C1 Class AAB±	5.54	02/15/2039	1,673,269	1,770,449
Drexel Burnham Lambert CMO Trust Series T Class 4	8.45	09/20/2019	314,298	315,472
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3±	0.95	09/25/2033	895,657	811,684
Golden National Mortgage Asset Backed Certificates Series 1998-GN1 Class M2(i)	8.02	02/25/2027	61,118	61,161
GS Mortgage Securites Corporation II Series 2003-C1 Class A3	4.61	01/10/2040	2,969,000	3,093,400

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
GSMPS Mortgage Loan Trust Series 1998-1 Class A††	8.00%	09/19/2027	$571,953	581,680
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF††±	0.59	06/25/2034	1,832,414	1,529,895
GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1††±	4.02	06/25/2034	1,394,131	1,311,138
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1††±	0.54	01/25/2036	1,338,006	999,087
GSMPS Mortgage Loan Trust Series 2006-RP2 Class 1AF1††±	0.59	04/25/2036	1,687,561	1,406,547
GSR Mortgage Loan Trust Series 2004-1 Class 2A2±	2.23	04/25/2032	263,734	231,387
Jeffries and Company Series 2010-R7 Class 7A6††	3.25	10/26/2036	2,653,304	2,644,018
JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1±	2.66	06/25/2035	1,256,234	1,063,510
Master Mortgages Trust Series 2002-3 Class 4A1±	2.73	10/25/2032	20,217	19,495
Morgan Stanley Capital I Series 1999-WF1 Class X(c)††	1.15	11/15/2031	6,322,877	212,016
Morgan Stanley Capital I Series 2004-IQ8 Class A4	4.90	06/15/2040	1,805,000	1,843,128
Morgan Stanley Dean Witter Capital I Series 2002-IQ3 Class A4	5.08	09/15/2037	3,050,000	3,162,545
Nomura Asset Acceptance Corporation Series 2005-AR1 Class 1A1±	2.74	02/25/2035	1,889,830	1,494,504
Nomura Asset Securities Corporation Series 1998-D6 Class A2±	7.03	03/15/2030	3,685,000	3,983,337
Residential Finance Limited Partnership Series 2003-C Class B3††±	1.60	09/10/2035	3,519,284	2,987,063
Salomon Brothers Mortgage Securities VI Series 1987-3 Class A^	0.06	10/23/2017	8,694	8,242
Structured Asset Securities Corporation Series 1998-RF2 Class A††±	7.76	07/15/2027	1,784,797	1,769,901
Structured Mortgage Asset Residential Trust Series 1992-5B Class BO(i)^	8.17	06/25/2023	10,014	8,123
Terwin Mortgage Trust Series 2004-21HE Class 1A1±	1.15	12/25/2034	53,169	47,830
Wilshire Funding Corporation Series 1996-3 Class M2±	5.82	08/25/2032	165,494	163,723
Wilshire Funding Corporation Series 1996-3 Class M3±	5.82	08/25/2032	166,082	160,213
Wilshire Funding Corporation Series 1998-2 Class M1	2.24	12/28/2037	56,098	52,725
Total Non-Agency Mortgage Backed Securities (Cost $47,000,607)				40,403,929

Corporate Bonds and Notes: 42.53%

Consumer Discretionary: 7.67%

Auto Components: 0.49%
AutoZone Incorporated	5.88	10/15/2012	3,000,000	3,185,451

Automobiles: 0.49%
Hyundai Motor Company††	4.50	04/15/2015	3,000,000	3,130,908

Diversified Consumer Services: 0.32%
Life Technologies Corporation	3.38	03/01/2013	2,000,000	2,060,598

Hotels, Restaurants & Leisure: 1.10%
Darden Restaurants Incorporated	5.63	10/15/2012	2,000,000	2,116,602
Starwood Hotels & Resorts Worldwide Incorporated	7.88	10/15/2014	2,500,000	2,875,000
Yum! Brands Incorporated	7.70	07/01/2012	2,000,000	2,131,254
				7,122,856

Leisure Equipment & Products: 0.47%
Hasbro Incorporated	6.13	05/15/2014	2,725,000	3,018,799

Media: 3.78%
Comcast Corporation	10.63	07/15/2012	2,500,000	2,769,025
CW Media Holdings Incorporated††¥	13.50	08/15/2015	2,710,783	2,971,696
Directv Holdings	4.75	10/01/2014	2,000,000	2,191,398
Historic TW Incorporated	9.13	01/15/2013	2,000,000	2,239,696
Interpublic Group COS Incorporated	6.25	11/15/2014	2,860,000	3,153,150
Sirius XM Radio Incorporated††	9.75	09/01/2015	3,000,000	3,371,250
TCM LLC††	3.55	01/15/2015	2,000,000	2,094,192
Time Warner Cable Incorporated	5.40	07/02/2012	2,000,000	2,097,548
Viacom Incorporated	4.38	09/15/2014	3,300,000	3,558,152
				24,446,107

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Multiline Retail: 0.32%
Macy’s Incorporated	5.35%	03/15/2012	$2,000,000	2,065,000

Specialty Retail: 0.70%
Best Buy Company Incorporated	6.75	07/15/2013	3,035,000	3,326,594
Staples Incorporated	9.75	01/15/2014	1,000,000	1,197,968
				4,524,562

Consumer Staples: 2.77%

Beverages: 0.66%
Dr Pepper Snapple Group Incorporated	1.70	12/21/2011	1,000,000	1,006,901
Miller Brewing Corporation††	5.50	08/15/2013	3,000,000	3,266,730
				4,273,631

Food & Staples Retailing: 0.78%
CVS Caremark Corporation††	7.77	01/10/2012	1,648,256	1,714,186
Safeway Incorporated	6.25	03/15/2014	3,000,000	3,347,859
				5,062,045

Food Products: 0.97%
Cadbury Schweppes Company††	5.13	10/01/2013	3,000,000	3,257,310
Kraft Foods Incorporated	6.25	06/01/2012	22,000	23,173
Wm. Wrigley Jr Company††±	1.68	06/28/2011	3,000,000	3,000,564
				6,281,047

Tobacco: 0.36%
Altria Group Incorporated	7.75	02/06/2014	2,000,000	2,321,376

Energy: 3.05%

Energy Equipment & Services: 1.52%
Indiana Michigan Power Company	6.38	11/01/2012	2,000,000	2,142,460
Kinder Morgan Energy Partners LP	7.13	03/15/2012	3,300,000	3,464,627
Nevada Power Company	6.50	04/15/2012	2,000,000	2,097,968
Weatherford International Limited	5.15	03/15/2013	2,000,000	2,124,332
				9,829,387

Oil, Gas & Consumable Fuels: 1.53%
DTE Energy Company	7.05	06/01/2011	1,500,000	1,500,000
Energy Transfer Partners LP	5.65	08/01/2012	2,000,000	2,094,136
Valero Energy Corporation	6.88	04/15/2012	3,000,000	3,147,216
Williams Partners LP	3.80	02/15/2015	3,000,000	3,165,435
				9,906,787

Financials: 15.56%

Capital Markets: 0.32%
Raymond James Financial	4.25	04/15/2016	2,000,000	2,069,416

Commercial Banks: 2.33%
Credit Suisse	2.20	01/14/2014	3,000,000	3,053,010
Hudson United Bank	7.00	05/15/2012	1,195,000	1,264,618
Inter-American Development Bank±	0.71	05/20/2014	4,000,000	4,050,068
Key Bank NA	5.50	09/17/2012	2,000,000	2,105,138
M&I Marshall & IIsley Bank	5.25	09/04/2012	3,240,000	3,371,735

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Banks (continued)
PNC Funding Corporation±	0.50%	04/01/2012	$1,200,000	1,203,025
				15,047,594

Consumer Finance: 1.61%
American Honda Finance Corporation††	2.38	03/18/2013	2,600,000	2,651,670
Capital One Financial Corporation	6.25	11/15/2013	2,000,000	2,213,490
Cellco Partnership / Verizon Wireless Capital LLC	7.38	11/15/2013	1,000,000	1,140,404
Harley Davidson Funding††	5.75	12/15/2014	1,500,000	1,635,983
Volkswagen International Finance NV††	1.88	04/01/2014	2,770,000	2,789,041
				10,430,588

Diversified Financial Services: 6.35%
American Express Centurion	5.55	10/17/2012	2,000,000	2,120,906
Bank of America Corporation	3.13	06/15/2012	5,000,000	5,145,995
Bank of New York Mellon Corporation±	0.47	06/29/2012	1,600,000	1,604,174
CME Group Incorporated	5.75	02/15/2014	2,000,000	2,229,290
ERAC USA Finance Company††	2.25	01/10/2014	3,000,000	3,031,650
Fifth Third Bancorp Cincinnati OH±	0.37	05/17/2013	2,000,000	1,974,046
General Electric Capital Corporation	4.80	05/01/2013	3,000,000	3,202,755
HSBC Finance Corporation	5.70	06/01/2011	1,000,000	1,000,000
Huntington Capital Trust I±	0.97	02/01/2027	2,000,000	1,581,932
Jefferies Group Incorporated	7.75	03/15/2012	1,355,000	1,422,911
JPMorgan Chase & Company Series 3±	0.56	12/26/2012	5,300,000	5,326,580
Morgan Stanley	3.25	12/01/2011	4,000,000	4,061,612
Morgan Stanley	4.75	04/01/2014	3,000,000	3,162,786
Santander Holdings USA	4.63	04/19/2016	2,000,000	2,058,566
SLM Corporation Series MTN	5.13	08/27/2012	3,000,000	3,105,531
				41,028,734

Insurance: 2.58%
American International Group Incorporated	4.25	05/15/2013	3,000,000	3,112,938
Genworth Life Institutional Funding Trust††	5.88	05/03/2013	2,035,000	2,164,426
Mass Mutual Global Funding II††	3.63	07/16/2012	1,000,000	1,030,720
Metropolitan Life Global Funding I††	2.00	01/10/2014	1,000,000	1,006,327
Metropolitan Life Global Funding I††	5.13	04/10/2013	2,000,000	2,134,650
Montpelier Holdings Limited	6.13	08/15/2013	2,900,000	2,997,156
New York Life Global Funding††	5.25	10/16/2012	2,000,000	2,123,706
Pricoa Global Funding††	5.40	10/18/2012	2,000,000	2,112,808
				16,682,731

REIT: 2.37%
Avalonbay Communities Incorporated Series MTN	5.50	01/15/2012	1,054,000	1,083,892
Digital Realty Trust LP	4.50	07/15/2015	3,000,000	3,137,292
Federal Realty Investment Trust	5.95	08/15/2014	1,000,000	1,110,551
HCP Incorporated	5.63	02/28/2013	2,000,000	2,132,260
Healthcare Realty Trust Incorporated	5.13	04/01/2014	2,000,000	2,136,318
Nationwide Health Properties Incorporated	6.50	07/15/2011	735,000	739,721
Nationwide Health Properties Incorporated	8.25	07/01/2012	1,720,000	1,809,318
Ventas Realty LP	9.00	05/01/2012	3,000,000	3,205,488
				15,354,840

Health Care: 2.90%
Health Care Equipment & Supplies: 0.34%
Boston Scientific Corporation	6.25	11/15/2015	2,000,000	2,232,638

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Health Care Providers & Services: 2.56%
AmerisourceBergen Corporation	5.88%	09/15/2015	$3,450,000	3,932,079
Anthem Incorporated	6.80	08/01/2012	2,925,000	3,123,452
Coventry Health Care Incorporated	5.88	01/15/2012	2,000,000	2,054,900
Express Scripts Incorporated	3.13	05/15/2016	3,000,000	3,032,226
McKesson Corporation	6.50	02/15/2014	2,000,000	2,257,996
UnitedHealth Group Incorporated	4.88	02/15/2013	2,000,000	2,124,586
				16,525,239

Industrials: 3.32%

Aerospace & Defense: 0.50%
BAE Systems Holdings Incorporated††	4.95	06/01/2014	3,000,000	3,230,430

Commercial Services & Supplies: 1.08%
Brambles USA Incorporation††	3.95	04/01/2015	2,000,000	2,064,248
Equifax Incorporated	4.45	12/01/2014	2,000,000	2,160,612
R.R. Donnelley & Sons Company	4.95	04/01/2014	2,685,000	2,761,270
				6,986,130

Electrical Equipment: 0.67%
Agilent Technologies Incorporated	4.45	09/14/2012	2,000,000	2,078,968
Roper Industries Incorporated	6.63	08/15/2013	2,000,000	2,224,552
				4,303,520

Machinery: 0.73%
Black & Decker Corporation	7.13	06/01/2011	2,000,000	2,000,000
SPX Corporation	7.63	12/15/2014	2,450,000	2,731,750
				4,731,750

Road & Rail: 0.34%
CSX Corporation	6.30	03/15/2012	2,100,000	2,191,938

Information Technology: 0.50%

Computers & Peripherals: 0.16%
Seagate Technology HDD Holdings	6.38	10/01/2011	1,000,000	1,015,000

Office Electronics: 0.34%
Xerox Corporation	8.25	05/15/2014	1,855,000	2,187,535

Materials: 1.23%

Chemicals: 0.17%
Mosaic Company††	7.63	12/01/2016	1,000,000	1,073,750

Metals & Mining: 0.33%
Teck Cominco Incorporated	7.00	09/15/2012	2,000,000	2,140,434

Paper & Forest Products: 0.73%
International Paper Company	6.75	09/01/2011	3,530,000	3,580,924
PE Paper Escrow GmbH††	12.00	08/01/2014	1,000,000	1,152,500
				4,733,424

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Telecommunication Services: 2.01%

Diversified Telecommunication Services: 1.21%
Crown Castle Towers LLC††	3.21%	08/15/2015	$2,000,000	2,033,730
Qwest Corporation±	3.56	06/15/2013	2,500,000	2,568,750
Verizon New England Incorporated	4.75	10/01/2013	3,000,000	3,203,280
				7,805,760

Wireless Telecommunication Services: 0.80%
Alltel Corporation	7.00	07/01/2012	945,000	1,007,583
Motorola Incorporated	8.00	11/01/2011	2,000,000	2,058,408
SBA Tower Trust††	4.25	04/15/2040	2,000,000	2,098,393
				5,164,384

Utilities: 3.52%

Electric Utilities: 3.37%
Allegheny Energy Supply Company LLC††	8.25	04/15/2012	2,000,000	2,120,886
CenterPoint Energy Houston Electric LLC Series U	7.00	03/01/2014	2,000,000	2,298,994
Commonwealth Edison Company Series 105	5.40	12/15/2011	700,000	718,195
Duke Energy Ohio Incorporated	5.70	09/15/2012	3,000,000	3,188,670
FPL Group Capital Incorporation	2.60	09/01/2015	3,000,000	3,003,774
Great Plains Energy Incorporated	2.75	08/15/2013	1,000,000	1,023,329
Niagara Mohawk Power Corporation††	3.55	10/01/2014	3,667,000	3,834,307
PECO Energy Company	5.00	10/01/2014	2,000,000	2,214,324
Virginia Electric & Power Company	5.25	12/15/2015	3,000,000	3,373,671
				21,776,150

Multi-Utilities: 0.15%
CMS Energy Corporation	2.75	05/15/2014	1,000,000	1,007,201

Total Corporate Bonds and Notes (Cost $268,472,157)				274,947,740

Municipal Bonds and Notes: 7.80%

Alabama: 0.26%
Courtland AL Industrial Development Board International Paper Company Project Series A (IDR)	5.00	11/01/2013	1,570,000	1,662,033

California: 1.79%
California PCFA Waste Services Incorporated Series A (Resource Recovery Revenue) §±	2.63	06/01/2018	3,000,000	3,000,000
County of Oakland-Alameda CA (Miscellaneous Revenue) §	6.80	06/01/2011	3,000,000	3,000,000
Northern California Power Agency Series B (Utilities Revenue)	2.75	07/01/2012	2,000,000	2,006,560
San Francisco CA International Airport Series E (Airport Revenue)	1.87	05/01/2012	1,500,000	1,508,490
University of California Build America Bonds (Education Revenue) §±	1.99	05/15/2050	2,000,000	2,032,200
				11,547,250

Florida: 0.35%
Educational Funding of the South Incorporated (Education Revenue) ±	0.56	09/02/2013	250,000	243,928
Miami Dade County FL School Board COP (Lease Revenue)	5.00	05/01/2013	1,870,000	2,027,566
				2,271,494

Georgia: 0.50%
Georgia Municipal Gas Authority Taxable Gas Portfolio III Series F (Energy Revenue)	4.77	08/01/2015	3,000,000	3,214,950

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Indiana: 0.31%
Indiana EDFA AMT Republic Services Incorporated Project (Resource Recovery Revenue) ±	1.85%	05/01/2034	$2,000,000	2,000,000

Kentucky: 0.86%
Kenton County KY Airport Board Cincinnati Northern Kentucky Series A (Port, Airport, & Marina Authority Revenue, XLCA Insured)	5.00	03/01/2012	1,830,000	1,876,775
Kentucky EDFA Solid Waste Disposal (Resource Recovery Revenue) ±	1.25	04/01/2031	3,670,000	3,670,000
				5,546,775

Louisiana: 0.46%
Louisiana Gas and Fuels Tax (Tax Revenue) ±	2.71	05/01/2043	3,000,000	2,989,530

New York: 0.26%
Babylon NY IDAG Taxable Covanta Babylon Series B (IDR) §	4.67	01/01/2012	515,000	522,534
Onondaga County NY Property Tax Receivables (Lease Revenue)	3.50	04/01/2013	1,195,000	1,195,908
				1,718,442

Ohio: 0.45%
Columbus Franklin County OH Finance Authority Research and Development (IDR)	3.45	02/15/2015	2,885,000	2,900,377

Oregon: 0.47%
Oregon School Boards Association GO Series A (Miscellaneous Revenue) ^	2.91	06/30/2013	3,200,000	3,039,200

South Carolina: 0.46%
York County SC Pollution Control (Water & Sewer Revenue) ±	1.00	09/15/2024	3,000,000	3,000,690

Texas: 0.45%
North Texas Tollway Authority (Transportation Revenue)	2.44	09/01/2013	2,500,000	2,552,325
Reeves County TX Lease Rentals Law Enforcement (Lease Revenue)	5.75	03/01/2012	360,000	359,978
				2,912,303

West Virginia: 0.47%
West Virginia Solid Waste Disposal Facilities Amos Project Series A (Utilities Revenue) §±	2.00	01/01/2041	3,000,000	3,032,010

Wisconsin: 0.71%
Marshfield WI Taxable BAN Series B (Utilities Revenue)	2.00	12/01/2011	2,500,000	2,517,225
Menomonee Falls WI (Tax Revenue)	4.25	11/01/2014	2,000,000	2,098,740
				4,615,965

Total Municipal Bonds and Notes (Cost $50,000,638)				50,451,019

Term Loans: 0.27%
Georgia Pacific Corporation<(Cost $1,727,562)	2.31	12/21/2012	1,746,005	1,743,665

US Treasury Securities: 3.25%
US Treasury Notes: 3.25%
US Treasury Note«	1.00	07/15/2013	19,000,000	19,200,450
US Treasury Note	1.38	10/15/2012	1,095,000	1,111,254
US Treasury Note	1.88	02/28/2014	665,000	686,405
US Treasury Note	4.88	06/30/2012	25,000	26,250

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Total US Treasury Securities (Cost $20,855,459)				21,024,359

Yankee Corporate Bonds and Notes: 16.21%

Consumer Discretionary: 0.98%

Media: 0.64%
Pearson Finance Two plc††	5.50%	05/06/2013	$2,500,000	2,688,273
Vivendi SA††	5.75	04/04/2013	1,335,000	1,433,180
				4,121,453

Multiline Retail: 0.34%
Wesfarmers Limited††	7.00	04/10/2013	2,000,000	2,201,490

Consumer Staples: 0.78%

Food & Staples Retailing: 0.78%
Delhaize Group	5.88	02/01/2014	2,000,000	2,201,810
Woolworths Limited††	5.25	11/15/2011	2,775,000	2,835,825
				5,037,635

Energy: 0.49%

Oil, Gas & Consumable Fuels: 0.49%
Husky Energy Incorporated	6.25	06/15/2012	3,000,000	3,162,522

Financials: 9.98%

Capital Markets: 1.13%
Amvescap plc	5.38	12/15/2014	1,600,000	1,755,440
BP Capital Markets plc	5.25	11/07/2013	3,000,000	3,257,691
Macquarie Group Limited††	7.30	08/01/2014	2,005,000	2,277,660
				7,290,791

Commercial Banks: 7.26%
ABN Amro Bank NV††	3.00	01/31/2014	2,630,000	2,691,568
Australia & New Zealand Banking Group Limited††±	0.59	06/18/2012	4,000,000	4,004,216
Banco Santander Chile††	2.88	11/13/2012	2,000,000	2,011,548
Bank of Nova Scotia††	1.65	10/29/2015	3,430,000	3,387,026
Canadian Imperial Bank††	2.75	01/27/2016	3,000,000	3,083,496
Commonwealth Bank of Australia±	0.72	07/23/2014	4,000,000	4,027,712
Dnb Nor Boligkreditt AS††	2.90	03/29/2016	3,000,000	3,062,637
European Investment Bank	2.63	11/15/2011	4,000,000	4,043,424
Lloyds TSB Bank plc††	4.38	01/12/2015	2,910,000	3,006,693
Nordea Eiendomskreditt††	1.88	04/07/2014	4,500,000	4,575,461
Royal Bank of Scotland plc	3.95	09/21/2015	3,115,000	3,159,432
Standard Chartered plc††	3.85	04/27/2015	2,760,000	2,888,368
SwedBank AB††	3.00	12/22/2011	3,000,000	3,043,962
Westpac Banking Corporation††±	0.50	12/14/2012	4,000,000	4,001,220
				46,986,763

Diversified Financial Services: 1.59%
Abbey National Treasury Services	4.00	04/27/2016	3,000,000	3,016,098
BAT International Finance plc††	8.13	11/15/2013	2,000,000	2,313,598
Credit Suisse Guernsey††	2.60	05/27/2016	2,905,000	2,916,042
UBS AG Stamford CT	2.25	08/12/2013	2,000,000	2,036,102
				10,281,840

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Industrials: 0.70%

Building Products: 0.33%
Tyco Electronics Group SA	6.00%	10/01/2012	$2,000,000	2,129,750

Machinery: 0.37%
Ingersoll Rand Gl Holding Company	9.50	04/15/2014	2,000,000	2,407,710

Materials: 1.14%

Metals & Mining: 1.14%
Arcelormittal	5.38	06/01/2013	3,500,000	3,740,842
Rio Tinto Finance USA Limited	8.95	05/01/2014	3,000,000	3,628,011
				7,368,853

Telecommunication Services: 2.14%

Diversified Telecommunication Services: 1.83%
Deutsche Telekom International Finance BV	5.25	07/22/2013	3,000,000	3,254,439
PCCW HKT Capital Limited††	8.00	11/15/2011	2,500,000	2,565,775
Telecom Italia Capital	5.25	11/15/2013	1,500,000	1,596,866
Telecom Italia Capital	6.20	07/18/2011	1,700,000	1,711,358
Telefonos de Mexico SA	5.50	01/27/2015	2,510,000	2,730,625
				11,859,063

Wireless Telecommunication Services: 0.31%
Telefonica Moviles Chile††	2.88	11/09/2015	2,000,000	1,980,814

Total Yankee Corporate Bonds and Notes (Cost $102,249,333)				104,828,684

Yankee Government Bonds: 0.48%
Republic of Poland(Cost $3,077,333)	3.88	07/16/2015	3,000,000	3,107,061

Short-Term Investments: 4.97%

Corporate Bonds and Notes: 0.12%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	389,441	164,071
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	1,105,823	619,261
				783,332

	Yield		Shares
Investment Companies: 4.79%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%		21,844,707	21,844,707
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)	0.18		9,103,989	9,103,989
				30,948,696

US Treasury Securities: 0.06%
US Treasury Bill#^	0.01	06/23/2011	400,000	399,993

Total Short-Term Investments (Cost $31,740,016)				32,132,021

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM BOND FUND

Total Investments in Securities (Cost $662,536,710)*	102.90%	$665,296,981

Other Assets and Liabilities, Net	(2.90)	(18,770,962)

Total Net Assets	100.00%	$646,526,019

<	All or a portion of the position represents an unfunded loan commitment.
(c)	Interest-only securitie entitles holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investments.
^	Zero coupon security. Rate represents yield to maturity.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
*	Cost for federal income tax purposes is $662,536,710 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$13,173,601
Gross unrealized depreciation	(10,413,330)

Net unrealized appreciation	$2,760,271

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE SHORT TERM BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short Term Bond Fund (the “Fund”)

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of May 31, 2011, the Fund had unfunded loan commitments of $1,746,005.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$60,383,066	$116,998	$60,500,064
Asset-backed securities	0	76,144,607	13,832	76,158,439
Non-Agency Mortgage Backed Securities	0	37,759,911.00	2,644,018	40,403,929
Corporate bonds and notes	0	273,233,554	1,714,186	274,947,740
Municipal bonds and notes	0	50,451,019	0	50,451,019
Term loans	0	1,743,665	0	1,743,665
U.S. Treasury securities	21,024,359	0	0	21,024,359
Yankee corporate bonds and notes	0	104,828,684	0	104,828,684
Yankee government bond	0	3,107,061	0	3,107,061
Short-term investments
Corporate bonds and notes	0	0	783,332	783,332
Investment companies	21,844,707	9,103,989	0	30,948,696
US Treasury obligations	0	399,993	0	399,993

Total	$42,869,066	$617,155,549	$5,272,366	$665,296,981

As of May 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$13,434	$0	$0	$13,434

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Corporate bonds and notes	Agency Securities	Asset backed securities	Collateralized Mortgage Backed Securities	Total
Balance as of August 31, 2010	$2,859,881	$128,668	$2,858,110	$0	$5,846,659
Accrued discounts (premiums)	(20,439)	2	0	(33)	($20,470)
Realized gains (losses)	(2,538)	(315,340)	(446,811)	(1,292)	($765,981)
Change in unrealized gains (losses)	111,413	313,563	194,062	(17,549)	$601,489
Purchases	0	0	208,471	3,077,636	$3,286,107
Sales	(450,799)	(9,895)	(2,800,000)	(414,744)	($3,675,438)
Transfers into Level 3	0	0	0	0	$0
Transfers out of Level 3	0	0	0	0	$0

Balance as of May 31, 2011	$2,497,518	$116,998	$13,832	$2,644,018	$5,272,366

Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$29,905	$1,926	$65	$(17,550)	$14,346

Derivative transactions

During the nine months ended May 31, 2011, the Fund entered into futures contracts to gain market exposure.

At May 31, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Contract Amount	Value at May 31, 2011	Net Unrealized Gains (Losses)
September 2011	440 Long	2-Year U.S. Treasury Notes	$96,322,711	$96,442,500	$119,789
September 2011	146 Short	5-Year U.S. Treasury Notes	17,288,176	17,394,531	(106,355)

The Fund had an average notional amount of $43,391,654 and $2,101,824 in long and short futures contracts, respectively, during the nine months ended May 31, 2011.

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Corporate Bonds and Notes: 61.34%

Consumer Discretionary: 18.32%

Auto Components: 1.82%
American Axle & Manufacturing Holdings Incorporated	5.25%	02/11/2014	$5,000,000	$5,012,500
Tenneco Incorporated	8.13	11/15/2015	5,000,000	5,300,000
TRW Automotive Incorporated††	7.00	03/15/2014	3,000,000	3,300,000
				13,612,500

Diversified Consumer Services: 1.25%
Education Management Corporation	8.75	06/01/2014	2,000,000	2,035,000
Service Corporation International	6.75	04/01/2015	3,000,000	3,221,250
Service Corporation International	7.38	10/01/2014	3,740,000	4,104,650
				9,360,900

Hotels, Restaurants & Leisure: 2.15%
Firekeepers Development Authority††	13.88	05/01/2015	5,000,000	5,862,500
Pokagon Gaming Authority††	10.38	06/15/2014	5,000,000	5,131,250
Starwood Hotels & Resorts Worldwide Incorporated	7.88	10/15/2014	3,000,000	3,450,000
Tunica-Biloxi Gaming Authority††	9.00	11/15/2015	1,580,000	1,619,500
				16,063,250

Household Durables: 1.50%
DR Horton Incorporated	6.13	01/15/2014	3,000,000	3,180,000
Jarden Corporation	8.00	05/01/2016	2,500,000	2,737,500
Mohawk Industries Incorporated Series D	7.20	04/15/2012	2,107,000	2,201,815
Pulte Homes Incorporated	5.25	01/15/2014	3,000,000	3,037,500
				11,156,815

Leisure Equipment & Products: 0.75%
Easton Bell Sports Incorporated	9.75	12/01/2016	5,000,000	5,612,500

Media: 7.07%
Belo Corporation	6.75	05/30/2013	2,000,000	2,140,000
Catalina Marketing Corporation††¥	10.50	10/01/2015	5,115,000	5,447,475
CCH II Capital Corporation	13.50	11/30/2016	6,500,000	7,735,000
CSC Holdings LLC	8.50	04/15/2014	5,000,000	5,600,000
EchoStar DBS Corporation	6.63	10/01/2014	6,505,000	6,927,825
Gannett Companies Incorporated	6.38	04/01/2012	2,000,000	2,060,000
Gannett Companies Incorporated	8.75	11/15/2014	5,000,000	5,700,000
Lamar Media Corporation Series C	9.75	04/01/2014	6,500,000	7,556,250
Lin Television Corporation	6.50	05/15/2013	5,000,000	5,000,000
Sirius XM Radio Incorporated††	9.75	09/01/2015	2,000,000	2,247,500
XM Satellite Radio Holdings Incorporated††	13.00	08/01/2014	2,000,000	2,380,000
				52,794,050

Multiline Retail: 1.03%
JCPenney Corporation Incorporated	9.00	08/01/2012	2,000,000	2,155,000
Macy’s Incorporated	5.75	07/15/2014	5,000,000	5,512,500
				7,667,500

Specialty Retail: 1.95%
Avis Budget Car Rental LLC±	2.76	05/15/2014	5,000,000	4,850,000
GameStop Corporation	8.00	10/01/2012	600,000	609,750
Limited Brands Incorporated	5.25	11/01/2014	4,000,000	4,220,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Specialty Retail (continued)
Simmons Bedding Company††	11.25%	07/15/2015	$4,540,000	$4,835,100
				14,514,850

Textiles, Apparel & Luxury Goods: 0.80%
Hanesbrands Incorporated±	3.83	12/15/2014	6,000,000	5,977,500

Consumer Staples: 3.13%

Beverages: 0.83%
Constellation Brands Incorporated	8.38	12/15/2014	5,385,000	6,172,556

Food & Staples Retailing: 0.79%
Albertsons Incorporated	7.25	05/01/2013	3,750,000	3,885,938
CVS Caremark Corporation††	7.77	01/10/2012	1,913,399	1,989,935
				5,875,873

Food Products: 1.51%
Dole Food Company Incorporated	13.88	03/15/2014	5,000,000	6,056,250
Smithfield Foods Incorporated	10.00	07/15/2014	4,500,000	5,265,000
				11,321,250

Energy: 10.85%

Oil, Gas & Consumable Fuels: 10.85%
Arch Coal Incorporated	8.75	08/01/2016	4,000,000	4,450,000
Berry Petroleum Companies Class A	10.25	06/01/2014	2,000,000	2,310,000
Bill Barrett Corporation	9.88	07/15/2016	5,000,000	5,675,000
Chesapeake Energy Corporation	7.63	07/15/2013	4,000,000	4,370,000
Chesapeake Energy Corporation	9.50	02/15/2015	2,000,000	2,360,000
El Paso Corporation	6.88	06/15/2014	5,000,000	5,679,855
Forest Oil Corporation	8.50	02/15/2014	6,000,000	6,645,000
Foundation PA Coal Company	7.25	08/01/2014	6,000,000	6,127,500
Hilcorp Energy Company††	7.75	11/01/2015	5,000,000	5,175,000
Holly Energy Partners LP	6.25	03/01/2015	6,675,000	6,675,000
Kinder Morgan Incorporated	5.15	03/01/2015	5,000,000	5,250,000
Newfield Exploration Company	6.63	09/01/2014	3,000,000	3,060,000
Petrohawk Energy Corporation	10.50	08/01/2014	5,500,000	6,242,500
Plains Exploration & Production Company	7.75	06/15/2015	6,520,000	6,780,800
Plains Exploration & Production Company	10.00	03/01/2016	1,500,000	1,695,000
Quicksilver Resources Incorporated	8.25	08/01/2015	3,000,000	3,165,000
Tesoro Corporation	6.25	11/01/2012	2,000,000	2,100,000
Whiting Petroleum Corporation	7.00	02/01/2014	3,000,000	3,240,000
				81,000,655

Financials: 8.68%

Commercial Banks: 0.54%
AmSouth Bancorporation	4.85	04/01/2013	4,000,000	4,037,600

Consumer Finance: 6.01%
Arch Western Finance LLC	6.75	07/01/2013	1,658,000	1,664,218
Ford Motor Credit Company LLC	8.70	10/01/2014	6,500,000	7,417,865
GMAC LLC	6.75	12/01/2014	1,000,000	1,065,000
GMAC LLC	7.50	12/31/2013	3,000,000	3,240,000
Ineos Finance plc††	9.00	05/15/2015	5,000,000	5,418,750
International Lease Finance Corporation	4.75	01/13/2012	3,000,000	3,045,000
International Lease Finance Corporation††	6.50	09/01/2014	3,000,000	3,225,000
Nielsen Finance LLC Company	11.63	02/01/2014	5,975,000	7,035,563

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Consumer Finance (continued)
SLM Corporation Series MTNA	5.00%	10/01/2013	$4,000,000	$4,167,868
Sprint Capital Corporation	8.38	03/15/2012	5,000,000	5,237,500
Toll Brothers Finance Corporation	5.95	09/15/2013	3,000,000	3,137,661
Toll Brothers Finance Corporation«	6.88	11/15/2012	155,000	165,507
				44,819,932

Diversified Financial Services: 1.03%
Ally Financial Incorporated	4.50	02/11/2014	3,000,000	3,033,750
PHH Corporation	7.13	03/01/2013	4,500,000	4,680,000
				7,713,750

REIT: 1.10%
Senior Housing Properties Trust	8.63	01/15/2012	3,500,000	3,640,000
Ventas Realty LP	9.00	05/01/2012	4,250,000	4,541,108
				8,181,108

Health Care: 1.69%

Health Care Equipment & Supplies: 0.47%
Fresenius Medical Care Capital Trust IV	7.88	06/15/2011	3,500,000	3,500,000

Health Care Providers & Services: 0.87%
Health Management plc	6.13	04/15/2016	2,000,000	2,090,000
Omnicare Incorporated	6.13	06/01/2013	600,000	600,000
Tenet Healthcare Corporation	9.00	05/01/2015	3,500,000	3,810,625
				6,500,625

Life Sciences Tools & Services: 0.35%
Community Health Systems Incorporated Series WI	8.88	07/15/2015	2,500,000	2,581,250

Industrials: 8.54%

Aerospace & Defense: 1.27%
Alliant Techsystems Incorporated	6.75	04/01/2016	3,500,000	3,596,250
Geoeye Incorporated	9.63	10/01/2015	5,250,000	5,925,938
				9,522,188

Commercial Services & Supplies: 2.95%
Acco Brands Corporation	10.63	03/15/2015	5,000,000	5,612,500
Casella Waste Systems Incorporated	11.00	07/15/2014	5,000,000	5,650,000
Corrections Corporation of America	6.25	03/15/2013	4,000,000	4,030,000
FTI Consulting Incorporated	7.75	10/01/2016	3,500,000	3,648,750
International Lease Finance Corporation Series MTN	5.65	06/01/2014	3,000,000	3,075,000
				22,016,250

Machinery: 2.78%
Case New Holland Incorporated	7.75	09/01/2013	3,500,000	3,806,250
SPX Corporation	7.63	12/15/2014	7,085,000	7,899,775
Terex Corporation	10.88	06/01/2016	5,000,000	5,812,500
Westinghouse Air Brake Technology	6.88	07/31/2013	3,000,000	3,217,500
				20,736,025

Trading Companies & Distributors: 1.54%
Ashtead Capital Incorporated††	9.00	08/15/2016	5,500,000	5,775,000

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Trading Companies & Distributors (continued)
United Rentals North America	10.88%	06/15/2016	$5,000,000	$5,731,250
				11,506,250

Materials: 5.82%

Containers & Packaging: 2.19%
Ball Corporation	7.13	09/01/2016	4,000,000	4,380,000
Owens-Brockway Glass Container Incorporated	6.75	12/01/2014	4,000,000	4,036,492
Rock-Tenn Company	8.20	08/15/2011	3,000,000	3,093,750
Silgan Holdings Incorporated	7.25	08/15/2016	4,500,000	4,815,000
				16,325,242

Metals & Mining: 1.55%
FMG Resources Limited††	7.00	11/01/2015	4,000,000	4,160,000
Steel Dynamics Incorporated	7.38	11/01/2012	4,000,000	4,250,000
United States Steel Corporation	5.65	06/01/2013	3,000,000	3,150,000
				11,560,000

Paper & Forest Products: 2.08%
Neenah Paper Incorporated	7.38	11/15/2014	2,834,000	2,894,223
PE Paper Escrow GmbH††	12.00	08/01/2014	4,805,000	5,537,763
UPM Kymmene Corporation††	5.63	12/01/2014	2,500,000	2,628,125
Verso Paper Holdings	11.50	07/01/2014	4,150,000	4,502,750
				15,562,861

Telecommunication Services: 3.98%

Diversified Telecommunication Services: 3.09%
Cincinnati Bell Incorporated	7.00	02/15/2015	4,000,000	4,060,000
Frontier Communications Corporation	8.25	05/01/2014	4,250,000	4,706,875
Qwest Communications International Incorporated Series B	7.50	02/15/2014	5,500,000	5,575,625
SBA Telecommunications Incorporated	8.00	08/15/2016	4,000,000	4,345,000
Windstream Corporation	8.13	08/01/2013	4,000,000	4,390,000
				23,077,500

Wireless Telecommunication Services: 0.89%
Crown Castle International Corporation	9.00	01/15/2015	6,000,000	6,660,000

Utilities: 0.33%

Independent Power Producers & Energy Traders: 0.33%
AES Corporation	7.75	03/01/2014	2,250,000	2,463,750

Total Corporate Bonds and Notes (Cost $449,513,488)				457,894,530

Municipal Bonds and Notes: 2.29%

California: 1.28%
California Judgment Trust (Miscellaneous Revenue) ±	1.69	06/01/2015	10,330,000	9,580,042

Guam: 0.21%
Guam Power Authority Series A (Miscellaneous Revenue)	6.00	10/01/2011	1,585,000	1,583,431

Michigan: 0.54%
Wayne County MI Series B-4 (Miscellaneous Revenue) ±	4.70	09/15/2012	4,000,000	3,998,960

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
New Jersey: 0.26%
New Jersey Casino Reinvestment Development Authority Series B (Miscellaneous Revenue)	5.14%	06/01/2015	$1,915,000	$1,919,941

Total Municipal Bonds and Notes (Cost $17,043,780)				17,082,374

Non-Agency Mortgage Backed Securities: 0.01%
Salomon Brothers Mortgage Securities VII Series 1994-5 Class B2(i)±	2.89	04/25/2024	95,856	81,716

Total Non-Agency Mortgage Backed Securities (Cost $94,636)				81,716

Term Loans: 29.45%
AMC Entertainment Incorporated	1.69	01/28/2013	1,453,078	1,447,934
American Rock Salt Holdings LLC	5.50	04/19/2017	6,000,000	6,037,500
Atlantic Broadband Finance LLC	4.00	03/08/2016	4,804,175	4,819,500
B&G Foods Incorporated	2.31	02/26/2013	3,000,000	2,988,750
Biomet Incorporated	3.28	03/25/2015	6,427,419	6,392,839
Carestream Health Incorporated	5.00	02/25/2017	5,000,000	4,753,650
Cequel Communications Holdings	2.21	11/05/2013	2,984,456	2,966,818
Chrysler Group LLC<	NA	06/02/2017	4,000,000	3,977,240
Cinemark USA Incorporated	3.50	04/29/2016	2,939,712	2,949,501
Citadel Broadcasting Corporation	4.25	12/30/2016	423,571	423,173
Citigroup Incorporated	6.25	08/11/2015	6,000,000	6,050,340
Clarke American Corporation	2.77	03/26/2014	4,936,096	4,558,682
CommScope Incorporated	5.00	01/14/2018	3,000,000	3,013,740
Community Health Systems Incorporated	2.50	07/25/2014	3,926,023	3,793,088
Convatec Limited	5.75	12/22/2016	498,750	499,269
Davita Incorporated	4.50	10/20/2016	4,987,500	5,018,672
Dean Foods Company	1.81	04/02/2014	2,445,241	2,369,854
Delphi Corporation<	NA	03/31/2017	5,000,000	5,025,000
Dollar General Corporation	2.97	07/07/2014	4,659,542	4,648,405
Dunkin Brands Incorporated<	4.25	11/23/2017	498,750	499,548
Education Management LLC	2.06	06/03/2013	1,994,658	1,954,485
Federal Mogul Corporation	2.14	12/28/2015	1,347,868	1,297,323
Federal Mogul Corporation	2.15	12/29/2014	2,641,822	2,542,754
Georgia Pacific Corporation	2.31	12/21/2012	465,524	464,900
Georgia Pacific Corporation	3.56	12/23/2014	4,195,446	4,200,691
Getty Images Incorporated	5.25	11/07/2016	3,980,000	4,002,885
Goodman Global Holdings Incorporated	5.75	10/28/2016	4,479,994	4,506,112
Graham Packaging Company	6.75	04/05/2014	4,568,410	4,583,074
HCA Incorporated	2.56	11/18/2013	6,826,832	6,790,103
Health Management Association Incorporated	2.06	02/28/2014	1,994,459	1,946,851
Hertz Corporation	3.75	03/09/2018	500,000	499,860
Iasis Healthcare Corporation	5.00	05/03/2018	6,000,000	5,992,440
Intelsat Jackson Holdings SA	5.25	04/02/2018	4,000,000	4,022,760
KAR Auction Services Incorporated<	NA	05/19/2017	4,000,000	4,022,520
Manitowoc Company Incorporated	4.25	11/13/2017	5,000,000	5,015,650
MedAssets Incorporated	5.25	11/16/2016	3,353,455	3,368,143
MetroPCS Wireless Incorporated	4.07	11/04/2016	2,493,473	2,489,957
NBTY Incorporated	4.25	10/02/2017	5,990,000	5,983,231
Neiman Marcus Group	4.75	05/16/2018	4,000,000	3,967,160
Novelis Incorporated	4.00	03/10/2017	2,992,500	3,001,867
NRG Energy Incorporated	2.06	02/01/2013	1,075,600	1,072,643
Omnova Solutions Incorporated	5.75	05/31/2017	2,363,125	2,386,756
Penn National Gaming Incorporated	1.98	10/03/2012	2,089,221	2,084,562
Phillips Van Heusen Corporation	3.50	05/06/2016	3,116,000	3,149,933
Pinnacle Foods Finance LLC	2.71	04/02/2014	3,000,000	2,975,640
Renal Advantage Holdings Incorporated	5.75	12/16/2016	498,750	501,558
Reynolds Group Holdings Incorporated	4.25	02/09/2018	4,000,000	3,998,200
RMK Acquisition Corporation (Aramark)	0.09	01/27/2014	253,281	249,608
RMK Acquisition Corporation (Aramark)	2.18	01/27/2014	2,612,497	2,574,616
Rockwood Specialties Group Incorporated	3.75	02/09/2018	4,000,000	4,022,720
SAVVIS Communications Corporation	6.75	08/04/2016	2,992,481	3,011,932

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Term Loans (continued)
Seminole Tribe of Florida	1.81%	03/05/2014	$2,580,914	$2,529,297
Sensata Technologies BV	4.00	05/11/2018	5,000,000	5,005,100
Springleaf Finance Corporation	5.50	05/05/2017	5,000,000	4,990,200
Styron LLC	6.00	08/02/2017	498,750	501,034
Sungard Data Systems Incorporated	1.96	02/28/2014	2,741,529	2,691,853
Sungard Data Systems Incorporated	3.87	02/26/2016	2,165,952	2,169,569
Swift Transportation Companies Incorporated	6.00	12/21/2016	2,830,062	2,849,250
Syniverse Technologies Incorporated	5.25	12/21/2017	997,500	1,004,153
Time Warner Telecom Holdings	3.45	12/29/2016	5,643,222	5,656,145
Toys R Us<	NA	06/14/2018	3,000,000	2,974,260
Toys R Us	6.00	09/01/2016	2,977,500	2,978,870
Transdigm Incorporated	4.00	02/14/2017	3,990,000	4,002,489
UCI International Incorporated	5.50	07/26/2017	3,644,121	3,658,916
Vanguard Health Holding Company LLC	5.00	01/29/2016	3,960,150	3,958,486
West Corporation	4.60	07/15/2016	5,928,923	5,939,536
Total Term Loans (Cost $218,646,029)				219,823,595

Yankee Corporate Bonds and Notes: 3.62%

Consumer Discretionary: 1.68%

Media: 1.68%
Videotron Limited	6.88	01/15/2014	5,589,000	5,665,849
Virgin Media Finance plc	9.50	08/15/2016	6,000,000	6,855,000
				12,520,849

Financials: 0.54%

Consumer Finance: 0.54%
Wind Acquisition Finance SA††	11.75	07/15/2017	3,500,000	4,068,750

Information Technology: 0.45%

Computers & Peripherals: 0.45%
Seagate Technology International††	10.00	05/01/2014	2,899,000	3,377,335

Materials: 0.48%

Chemicals: 0.48%
Nova Chemicals Corporation	6.50	01/15/2012	3,500,000	3,578,750

Telecommunication Services: 0.47%

Diversified Telecommunication Services: 0.47%
Global Crossing Limited	12.00	09/15/2015	3,000,000	3,502,500

Total Yankee Corporate Bonds and Notes (Cost $26,619,908)				27,048,184

Short-Term Investments: 7.69%

Corporate Bonds and Notes: 0.03%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	157,891	66,519
VFNC Corporation(a)††(i)(v)±	0.26	09/29/2011	189,959	106,377
				172,896

	Yield		Shares
Investment Companies: 7.66%
Wells Fargo Advantage Cash Investment Money Market Fund##(l)(u)	0.05		57,132,221	57,132,221

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE INCOME FUNDS	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

SHORT-TERM HIGH YIELD BOND FUND

Security Name		Yield	Shares	Value
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)		0.18	60,040	$60,040
				57,192,261

Total Short-Term Investments (Cost $57,279,709)				57,365,157

Total Investments in Securities (Cost $769,197,550)*	104.40%			779,295,556
Other Assets and Liabilities, Net	(4.40)			(32,848,365)

Total Net Assets	100.00%			$746,447,191

##	All or a portion of this security has been segregated for when-issued, delayed delivery securities and/or unfunded loans.
«	All or a portion of this security is on loan.
±	Variable rate investments.
<	All or a portion of the position represents an unfunded loan commitment.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
Cost	for federal income tax purposes is $769,197,550 unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,870,936
Gross unrealized depreciation	(1,772,930)
*Net unrealized appreciation	$10,098,006

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND

NOTES TO PORTFOLIO OF INVESTMENTS – MAY 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Short-Term High Yield Bond Fund (the “Fund”)

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

As of May 31, 2011, the Fund had unfunded loan commitments of $16,498,568.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

	Quoted Prices	Significant Other Observable Inputs	Significant Unobservable Inputs
Investments in Securities	(Level 1)	(Level 2)	(Level 3)	Total
Short-Term High Yield Bond Fund
Corporate bonds and notes	$0	$455,904,595	$1,989,935	$457,894,530
Municipal bonds and notes	0	17,082,374	0	17,082,374
Non-Agency Mortgage Backed Securities	0	81,716	0	81,716
Term loans	0	219,823,595	0	219,823,595
Yankee corporate bonds and notes	0	27,048,184	0	27,048,184

Short-term investments
Corporate bonds and notes	0	0	172,896	172,896
Investment companies	57,132,221	60,040	0	57,192,261

	$57,132,221	$720,000,504	$2,162,831	$779,295,556

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Short-Term High Yield Bond Fund

Corporate Bonds and Notes
Balance as of August 31, 2010	$2,426,185
Accrued discounts (premiums)	(9,933)
Realized gains or losses	(1,793)
Change in unrealized gains or losses	(20,623)
Purchases	0
Sales	(231,005)
Transfers into Level 3	0
Transfers out of Level 3	0
Transfers in from acquisitions	0

Balance as of May 31, 2011	$2,162,831

Change in unrealized gains or losses included in earnings relating to securities still held at May 31, 2011	$(48,348)

Transfers in and transfers out are recognized at the end of the reporting period. For the period ended May 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS —May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities: 6.17%
FHLB	0.75%	11/21/2011	$25,000,000	$25,071,950
FHLB	5.00	08/15/2012	5,752,415	5,930,624
FHLMC #555243	9.00	11/01/2016	143,321	161,748
FHLMC #555427	9.50	09/01/2020	331,414	400,143
FHLMC #555490	9.50	12/01/2016	103,759	109,087
FHLMC #555514	9.00	10/01/2019	127,970	151,446
FHLMC #555519	9.00	12/01/2016	1,103,481	1,258,174
FHLMC #786823±	2.79	07/01/2029	10,473	10,976
FHLMC #788792±	2.68	01/01/2029	99,585	99,900
FHLMC #789272±	2.62	04/01/2032	208,954	219,123
FHLMC #789483±	2.72	06/01/2032	14,678	15,271
FHLMC #846990±	2.81	10/01/2031	90,600	91,074
FHLMC #884013	10.50	05/01/2020	242,801	281,868
FHLMC #A01734	9.00	08/01/2018	281,478	322,281
FHLMC #A01849	9.50	05/01/2020	51,102	60,092
FHLMC #C64637	7.00	06/01/2031	792,928	914,805
FHLMC #G01126	9.50	12/01/2022	710,462	822,794
FHLMC #G10747	7.50	10/01/2012	12,520	12,981
FHLMC #G11150	7.50	12/01/2011	1,474	1,492
FHLMC #G11200	8.00	01/01/2012	7,282	7,395
FHLMC #G11209	7.50	12/01/2011	1,266	1,288
FHLMC #G11229	8.00	01/01/2013	15,424	15,895
FHLMC #G11391	7.50	06/01/2012	32,384	33,576
FHLMC #G80118	10.00	11/01/2021	119,237	138,031
FHLMC Structured Pass-Through Securities Series T-42 Class A6	9.50	02/25/2042	1,392,228	1,684,596
FNMA±	0.39	02/25/2037	2,320,012	2,305,067
FNMA #100001	9.00	02/15/2020	319,274	378,974
FNMA #100255	8.33	07/15/2020	114,615	134,502
FNMA #100256	9.00	10/01/2021	230,648	268,640
FNMA #149167	10.50	08/01/2020	13,385	15,642
FNMA #190722	9.50	03/01/2021	58,867	69,247
FNMA #190909	9.00	06/01/2024	288,106	343,753
FNMA #252870	7.00	11/01/2014	223,851	239,650
FNMA #310010	9.50	12/01/2020	228,371	271,589
FNMA #323534	9.00	12/01/2016	704,256	804,759
FNMA #344890	10.25	09/01/2021	237,453	273,240
FNMA #365418±	3.61	01/01/2023	30,119	30,184
FNMA #392647	9.00	10/01/2013	29,778	30,337
FNMA #458004	10.00	03/01/2018	106,257	118,911
FNMA #523850	10.50	10/01/2014	71,417	76,011
FNMA #535807	10.50	04/01/2022	386,202	450,255
FNMA #545117±	2.53	12/01/2040	654,497	688,224
FNMA #545131	8.00	03/01/2013	30,671	31,566
FNMA #545157	8.50	11/01/2012	5,267	5,509
FNMA #545321	5.40	01/01/2012	1,140,535	1,148,388
FNMA #545325	8.50	07/01/2017	696,696	782,748
FNMA #545460±	2.43	11/01/2031	194,868	202,773
FNMA #598559	6.50	08/01/2031	1,574,776	1,811,388
FNMA #604060±	2.40	09/01/2031	93,500	97,178
FNMA #604689±	1.89	10/01/2031	175,560	181,767
FNMA #635070±	2.38	05/01/2032	107,080	111,852
FNMA #646643±	2.63	06/01/2032	217,252	218,556
FNMA #660508	7.00	05/01/2013	62,490	63,269
FNMA #675491±	3.19	04/01/2033	11,195	11,700
FNMA #724657±	3.58	07/01/2033	71,536	71,648
FNMA Grantor Trust Series 2000-T6 Class A2	9.50	06/25/2030	879,413	1,083,459
FNMA Grantor Trust Series 2001-T10 Class A3	9.50	12/25/2041	2,372,297	2,990,577
FNMA Grantor Trust Series 2001-T12 Class A3	9.50	08/25/2041	2,068,470	2,504,030
FNMA Grantor Trust Series 2001-T8 Class A3	4.61	07/25/2041	4,789,420	4,975,935
FNMA Grantor Trust Series 2002-T1 Class A4	9.50	11/25/2031	2,761,796	3,338,181
FNMA Series 1988-4 Class Z	9.25	03/25/2018	133,487	151,881
FNMA Series 1988-5 Class Z	9.20	03/25/2018	106,017	109,457
FNMA Series 1988-9 Class Z	9.45	04/25/2018	78,425	90,171

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS —May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Agency Securities (continued)
FNMA Series 1989-30 Class Z	9.50%	06/25/2019	$387,473	443,267
FNMA Series 1989-49 Class E	9.30	08/25/2019	60,784	68,725
FNMA Series 1990-111 Class Z	8.75	09/25/2020	70,791	78,367
FNMA Series 1990-119 Class J	9.00	10/25/2020	198,490	236,981
FNMA Series 1990-124 Class Z	9.00	10/25/2020	109,011	126,370
FNMA Series 1990-21 Class Z	9.00	03/25/2020	335,961	389,155
FNMA Series 1990-27 Class Z	9.00	03/25/2020	199,788	231,034
FNMA Series 1990-30 Class D	9.75	03/25/2020	109,538	128,486
FNMA Series 1990-77 Class D	9.00	06/25/2020	96,296	109,545
FNMA Series 1991-132 Class Z	8.00	10/25/2021	442,958	513,742
FNMA Series 1992-71 Class X	8.25	05/25/2022	162,157	190,523
FNMA Series 2007-24 Class AG	5.75	06/25/2035	2,427,157	2,465,624
FNMA Series 2009-63 Class LC	4.00	04/25/2035	659,961	675,361
FNMA Series G-22 Class ZT	8.00	12/25/2016	879,706	995,428
FNMA Whole Loan Series 2002-W4 Class A6±	4.11	05/25/2042	2,015,758	2,125,050
FNMA Whole Loan Series 2003-W11 Class A1±	3.08	06/25/2033	126,511	132,362
FNMA Whole Loan Series 2003-W3 Class 1A4±	3.82	08/25/2042	71,167	75,326
FNMA Whole Loan Series 2003-W6 Class 6A±	3.98	08/25/2042	6,127,084	6,526,259
GNMA #780253	9.50	11/15/2017	71,289	81,261
GNMA #780267	9.00	11/15/2017	258,964	295,419
GNMA #780664	10.00	10/20/2017	215,501	240,995
GNMA #781310	8.00	01/15/2013	29,744	30,382
GNMA #781311	7.50	02/15/2013	19,337	19,641
GNMA #781540	7.00	05/15/2013	206,411	208,465
GNMA #781614	7.00	06/15/2033	1,316,235	1,542,024
GNMA Series 2005-90 Class A	3.76	09/16/2028	5,428,021	5,604,516
GNMA Series 2007-69 Class TA	3.68	06/16/2031	311,027	311,855
Total Agency Securities (Cost $83,586,839)				88,143,791

Asset Backed Securities: 11.49%
Bank of America Credit Card Trust Series 2008-A5 Class A±	1.40	12/16/2013	12,700,000	12,716,391
BCRR Trust Series 2010-Leaf Class 35A††	4.23	11/22/2033	5,320,749	5,353,979
BMW Vehicle Owner Trust Series 2010-A Class A2	0.68	09/25/2012	1,112,136	1,112,815
CarMax Auto Owner Trust Series 2010-1 Class A2	0.83	11/15/2012	550,437	550,628
CarMax Auto Owner Trust Series 2011-1 Class A2	0.72	11/15/2013	2,500,000	2,502,431
Chase Issuance Trust Series 2006-A5 Class A±	0.22	11/15/2013	5,900,000	5,897,749
Chase Issuance Trust Series 2007-A18 Class A±	0.46	01/15/2015	3,400,000	3,405,786
Chase Issuance Trust Series 2009-A2 Class A2±	1.75	04/15/2014	11,000,000	11,134,221
Chase Issuance Trust Series 2009-A3 Class A3	2.40	06/17/2013	6,800,000	6,805,280
Citibank Credit Card Issuance Trust Series 2009-A1 Class A1±	1.95	03/17/2014	10,500,000	10,638,488
CNH Equipment Trust Series 2011-A Class A2	0.62	06/16/2014	4,000,000	4,000,442
ContiMortgage Net Interest Margin Notes Series 1997-A Class A(c)(i)	7.23	10/16/2028	8,023,976	2,507
Countrywide Asset-Backed Certificates Series 2007-S1 Class A1A±	0.30	11/25/2036	601,821	574,598
Delta Air Lines PassThrough Trust Series 2001-1 Class A-2	7.11	09/18/2011	3,223,000	3,279,403
Eastman Hill Funding Limited Series 1A Class A2(c)(a)††(i)	0.83	09/29/2031	7,274,530	14,549
Eastman Hill Funding Limited Series 1A Class A2E(c)(a)(i)	0.83	09/29/2031	9,224,188	18,448
Ford Credit Auto Owner Trust Series 2007-A Class A4A	5.47	06/15/2012	811,517	819,325
GE Equipment Midticket LLC Series 2010-1 Class A2††	0.61	01/14/2013	4,258,631	4,258,458
Home Equity Asset Trust Series 2003-7 Class M1±	1.17	03/25/2034	6,155,243	5,063,173
Honda Auto Receivables Owner Trust Series 2010-1 Class A2	0.62	02/21/2012	196,740	196,770
Honda Auto Receivables Owner Trust Series 2010-3 Class A2	0.53	01/21/2013	4,480,000	4,481,954
Honda Auto Receivables Owner Trust Series 2011-1 Class A2	0.65	06/17/2013	6,500,000	6,507,367
Honda Auto Receivables Owner Trust Series 2011-2 Class A2	0.57	07/18/2013	6,000,000	6,000,570
Hyundai Auto Receivables Trust Series 2010 A Class A2	0.86	11/15/2012	1,543,152	1,544,579
Hyundai Auto Receivables Trust Series 2010 B Class A2	0.57	03/15/2013	4,761,996	4,764,567
John Deere Owner Trust Series 2010-A Class A2	0.72	07/16/2012	971,579	971,767
John Deere Owner Trust Series 2011-A Class A2	0.64	06/16/2014	7,000,000	7,005,822
Mercedes-Benz Auto Lease Trust Series 2011-1A Class A2††	0.79	04/15/2013	6,000,000	6,011,650
Mercedes-Benz Auto Receivables Trust Series 2010-1 Class A2	0.70	08/15/2012	2,413,044	2,414,079
Nissan Auto Lease Trust Series 2010-B Class A2	0.90	05/15/2013	5,540,000	5,552,192
Nissan Auto Receivables Owner Trust Series 2010-A Class A2	0.55	03/15/2013	2,600,000	2,601,026
Nissan Auto Receivables Owner Trust Series 2011-A Class A2	0.65	12/16/2013	12,500,000	12,532,263

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Asset Backed Securities (continued)
Residential Asset Securities Corporation Series 2001-KS1 Class AII±	0.66%	03/25/2032	$130,059	123,966
Structured Asset Investment Loan Trust Series 2003-BC10 Class M1±	1.32	10/25/2033	3,888,150	3,052,528
Structured Asset Investment Loan Trust Series 2003-BC3 Class M1±	1.62	04/25/2033	6,325,271	5,155,374
Toyota Auto Receivables Owner Trust Series 2010-B Class A2	0.74	08/15/2012	4,731,330	4,735,067
Toyota Auto Receivables Owner Trust Series 2010-C Class A2	0.51	12/17/2012	8,000,000	8,001,043
Volkswagen Auto Lease Trust Series 2010-A Class A2	0.77	01/22/2013	4,500,000	4,503,622
Total Asset Backed Securities (Cost $176,276,595)				164,304,877

Non-Agency Mortgage Backed Securities: 7.33%
Aames Mortgage Trust Series 2003-1 Class M1±	1.21	10/25/2033	8,520,697	7,105,086
Bank of America Mortgage Securities Series 2002-K Class 3A1±	2.79	10/20/2032	9,588	9,310
Bear Stearns Commercial Mortgage Securities Series 2004-PWR3 Class A3	4.49	02/11/2041	3,138,807	3,223,169
Bear Stearns Commercial Mortgage Securities Series 2004-PWR6 Class A4	4.52	11/11/2041	4,095,000	4,160,621
Citicorp Mortgage Securities Incorporated Series 1992-7 Class A	2.36	03/25/2022	183,248	175,560
Collateralized Mortgage Obligation Trust Series 66 Class Z	8.00	09/20/2021	195,683	221,592
Commercial Mortgage Pass-Through Certificates Series 2004-LB4A Class A4	4.58	10/15/2037	3,223,336	3,247,554
Countrywide Alternative Loan Trust Series 2003-2011T1 Class A1	4.75	07/25/2018	3,863,376	3,973,668
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±	2.25	06/19/2031	718,805	657,126
Countrywide Home Loans Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±	2.12	06/19/2031	426,417	390,887
Countrywide Home Loans Mortgage Pass-Through Trust Series 2004-20 Class 3A1±	2.32	09/25/2034	312,264	200,879
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CKP1 Class A3	6.44	12/15/2035	6,485,477	6,597,079
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	6,850,000	7,084,260
DLJ Mortgage Acceptance Corporation Series 1990-2 Class A(i)	3.11	01/25/2022	260,899	254,126
DLJ Mortgage Acceptance Corporation Series 1991-3 Class A1(i)	2.11	01/25/2021	72,176	68,822
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3±	0.95	09/25/2033	1,034,077	937,126
GE Capital Commercial Mortgage Corporation Series 2002-2A Class A3	5.35	08/11/2036	2,500,000	2,589,062
GMAC Commercial Mortgage Securities Incorporated Series 2002-C2 Class A3	5.71	10/15/2038	2,092,492	2,146,410
GSMPS Mortgage Loan Trust Series 1998-1 Class A††	8.00	09/19/2027	131,549	133,787
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF††±	0.59	06/25/2034	3,827,968	3,195,997
GSMPS Mortgage Loan Trust Series 2004-4 Class 2A1††±	4.02	06/25/2034	3,317,069	3,119,604
GSMPS Mortgage Loan Trust Series 2006-RP1 Class 1AF1††±	0.54	01/25/2036	3,684,537	2,751,240
GSR Mortgage Loan Trust Series 2004-1 Class 2A2±	2.23	04/25/2032	1,384,601	1,214,780
Housing Securities Incorporated Series 1992-8 Class C	3.04	06/25/2024	92,564	93,639
Housing Securities Incorporated Series 1992-8 Class E	3.89	06/25/2024	213,980	208,981
Jeffries and Company Series 2010-R7 Class 7A6††	3.25	10/26/2036	5,016,215	4,998,658
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C1 Class A3	5.38	07/12/2037	1,500,000	1,545,305
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIB5 Class A2	5.16	10/12/2037	5,730,000	5,961,964
JPMorgan Mortgage Trust Series 2005-A3 Class 7CA1	2.66	06/25/2035	2,512,468	2,127,020
Master Mortgages Trust Series 2002-3 Class 4A1±	2.73	10/25/2032	40,433	38,989
Morgan Stanley Capital I Series 2004-IQ7 Class A3	5.35	06/15/2038	2,341,347	2,369,828
Morgan Stanley Capital I Series 2004-IQ8 Class A4	4.90	06/15/2040	3,835,000	3,916,009
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	06/13/2041	3,082,414	3,156,865
Morgan Stanley Mortgage Trust Series 35 Class 2(w)(i)±	15,288.50	04/20/2021	59	13,833
Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.03	03/15/2030	5,240,000	5,664,230
Prudential Home Mortgage Securities Series 1988-1 Class A±	2.56	04/25/2018	35,618	33,494
Resecuritization Mortgage Trust Series 1998-B Class A††(i)±	0.44	04/26/2021	12,286	12,143
Residential Finance LP Series 2003-C Class B3††±	1.60	09/10/2035	7,309,283	6,203,900
Residential Finance LP Series 2003-C Class B4††±	1.80	09/10/2035	4,331,427	3,146,435
SACO I Trust Series 2005-2 Class A††(i)±	0.39	04/25/2035	70,822	28,091
Salomon Brothers Mortgage Securities VII Series 1990-2 Class A	2.02	11/25/2020	760,872	764,423

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Non-Agency Mortgage Backed Securities (continued)
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A1	8.99%	10/25/2024	$2,527,685	2,580,496
Structured Asset Mortgage Investments Incorporated Series 2001-4 Class A2	9.67	10/25/2024	286,229	294,699
Structured Asset Securities Corporation Series 1998-2 Class A±	0.71	02/25/2028	439,450	416,758
Structured Asset Securities Corporation Series 1998-RF1 Class A††	8.15	04/15/2027	2,692,943	2,688,780
Structured Asset Securities Corporation Series 1998-RF2 Class A††	7.76	07/15/2027	3,440,218	3,411,506
Terwin Mortgage Trust Series 2004-21HE Class 1A1±	1.15	12/25/2034	111,955	100,712
Wilshire Funding Corporation Series 1996-3 Class M2	5.82	08/25/2032	273,538	270,610
Wilshire Funding Corporation Series 1996-3 Class M3	5.82	08/25/2032	242,004	233,453
Wilshire Funding Corporation Series 1998-2 Class M1	2.24	12/28/2037	1,071,451	1,007,029
Total Non-Agency Mortgage Backed Securities (Cost $111,886,963)				104,745,595

Corporate Bonds and Notes: 43.25%

Consumer Discretionary: 7.78%

Auto Components: 0.37%
AutoZone Incorporated	5.88	10/15/2012	5,000,000	5,309,085

Diversified Consumer Services: 0.73%
Life Technologies Corporation	3.38	03/01/2013	5,000,000	5,151,495
Science Applications International Corporation	6.25	07/01/2012	5,000,000	5,264,790
				10,416,285

Hotels, Restaurants & Leisure: 0.74%
Marriott International	4.63	06/15/2012	6,038,000	6,243,805
Starwood Hotels & Resorts Worldwide Incorporated	6.25	02/15/2013	4,000,000	4,260,000
				10,503,805

Household Durables: 0.77%
Mohawk Industries Incorporated Series D	7.20	04/15/2012	4,250,000	4,441,250
Newell Rubbermaid Incorporated	5.50	04/15/2013	6,095,000	6,546,969
				10,988,219

Leisure Equipment & Products: 0.31%
Mattel Incorporated	6.13	06/15/2011	4,400,000	4,406,459

Media: 3.04%
Charter Communications Operating LLC††	8.00	04/30/2012	5,000,000	5,225,000
Comcast Cable Holdings LLC	9.80	02/01/2012	6,065,000	6,428,148
CW Media Holdings Incorporated††¥	13.50	08/15/2015	5,421,566	5,943,391
EchoStar DBS Corporation	6.38	10/01/2011	3,000,000	3,041,250
EchoStar DBS Corporation	7.00	10/01/2013	3,000,000	3,232,500
Historic TW Incorporated	9.13	01/15/2013	3,270,000	3,661,903
Reed Elsevier Capital Incorporated	6.75	08/01/2011	2,545,000	2,571,191
Time Warner Cable Incorporated	5.40	07/02/2012	6,100,000	6,397,521
Viacom Incorporated	4.38	09/15/2014	6,512,000	7,021,421
				43,522,325

Multiline Retail: 1.40%
JCPenney Corporation Incorporated	9.00	08/01/2012	6,280,000	6,766,700
Kohl’s Corporation	7.38	10/15/2011	5,630,000	5,771,133
Macy’s Incorporated	5.35	03/15/2012	4,250,000	4,388,125

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

4

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS —May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Multiline Retail (continued)
Target Corporation	5.88%	03/01/2012	$3,019,000	3,144,938
				20,070,896

Specialty Retail: 0.42%
Best Buy Company Incorporated	6.75	07/15/2013	5,500,000	6,028,424

Consumer Staples: 2.75%

Beverages: 0.59%
Anheuser Busch InBev Worldwide Incorporated±	1.04	03/26/2013	3,000,000	3,022,179
Anheuser Busch InBev Worldwide Incorporated	3.00	10/15/2012	2,495,000	2,561,320
Grand Metro Investment Corporation	9.00	08/15/2011	2,750,000	2,797,088
				8,380,587

Food & Staples Retailing: 1.31%
CVS Caremark Corporation††	7.77	01/10/2012	2,733,427	2,842,764
HJ Heinz Company††	15.59	12/01/2020	4,000,000	4,225,160
Kraft Foods Incorporated	5.63	11/01/2011	751,000	766,299
Safeway Incorporated	5.80	08/15/2012	5,500,000	5,813,291
Wm.Wrigley Jr Company††	2.45	06/28/2012	5,000,000	5,013,505
				18,661,019

Tobacco: 0.85%
Reynolds American Incorporated±	1.01	06/15/2011	6,350,000	6,351,207
UST Incorporated	6.63	07/15/2012	5,500,000	5,844,383
				12,195,590

Energy: 2.68%

Energy Equipment & Services: 0.93%
Enterprise Products Operating LLC	4.60	08/01/2012	6,017,000	6,261,916
Kinder Morgan Energy Partners LP	7.13	03/15/2012	6,700,000	7,034,243
				13,296,159

Oil, Gas & Consumable Fuels: 1.75%
Chesapeake Energy Corporation	7.63	07/15/2013	4,000,000	4,370,000
DTE Energy Company	7.05	06/01/2011	2,750,000	2,750,000
El Paso Corporation	7.38	12/15/2012	1,000,000	1,073,424
Energy Transfer Partners LP	5.65	08/01/2012	2,000,000	2,094,136
Transcontinental Gas Pipe Corporation	7.00	08/15/2011	2,150,000	2,177,965
Transcontinental Gas Pipe Corporation	8.88	07/15/2012	6,000,000	6,511,608
Valero Energy Corporation«	6.88	04/15/2012	3,775,000	3,960,247
Weatherford International Incorporated	5.95	06/15/2012	2,020,000	2,106,640
				25,044,020

Financials: 17.38%

Commercial Banks: 4.47%
Bank of Nova Scotia††	1.45	07/26/2013	12,000,000	12,148,980
BB&T Corporation	3.85	07/27/2012	665,000	688,085
BB&T Corporation	4.75	10/01/2012	6,000,000	6,291,804
Canadian Imperial Bank of Commerce††	2.00	02/04/2013	10,000,000	10,217,870
Charter One Bank NA	6.38	05/15/2012	5,000,000	5,210,040
Credit Suisse	2.20	01/14/2014	6,000,000	6,106,020

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

5

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS —May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Banks (continued)
Hudson United Bank	7.00%	05/15/2012	$1,925,000	2,037,147
Key Bank NA	5.50	09/17/2012	3,000,000	3,157,707
Key Bank NA	5.70	08/15/2012	3,000,000	3,152,541
M&I Marshall & IIsley Bank	5.25	09/04/2012	6,510,000	6,774,690
PNC Funding Corporation±	0.41	01/31/2012	2,000,000	2,001,504
PNC Funding Corporation±	0.50	04/01/2012	2,100,000	2,105,294
State Street Bank & Trust Company±	0.51	09/15/2011	3,000,000	3,002,775
Union Bank NA	2.13	12/16/2013	1,000,000	1,018,695
				63,913,152

Consumer Finance: 4.81%
American Express Credit Corporation	7.30	08/20/2013	7,000,000	7,841,029
American Honda Finance Corporation††	2.38	03/18/2013	4,000,000	4,079,492
Capital One Financial Company Series MTN	5.70	09/15/2011	5,000,000	5,072,720
Caterpillar Financial Services Corporation	1.38	05/20/2014	5,000,000	5,025,225
Cellco Partnership / Verizon Wireless Capital LLC	7.38	11/15/2013	6,688,000	7,627,022
Devon Financing Corporation	6.88	09/30/2011	4,362,000	4,453,598
ERAC USA Finance Company††	5.80	10/15/2012	6,000,000	6,356,382
Ford Motor Credit Company LLC	7.00	10/01/2013	4,000,000	4,331,368
General Electric Capital Corporation±	0.43	06/12/2012	8,500,000	8,464,581
HJ Heinz Finance Company	6.00	03/15/2012	2,000,000	2,085,148
SLM Corporation±	0.50	10/25/2011	2,000,000	1,995,108
SLM Corporation	5.40	10/25/2011	4,200,000	4,259,136
Sprint Capital Corporation	8.38	03/15/2012	2,000,000	2,095,000
Teva Pharmaceutical Finance LLC	1.50	06/15/2012	5,000,000	5,047,425
				68,733,234

Diversified Financial Services: 2.90%
American Express Travel±	0.41	06/01/2011	1,500,000	1,500,000
Bank of New York Mellon Corporation±	0.47	06/29/2012	2,700,000	2,707,044
Citigroup Incorporated	6.50	08/19/2013	7,000,000	7,696,297
Goldman Sachs Group Incorporated	4.75	07/15/2013	7,000,000	7,442,666
HSBC Finance Corporation	5.70	06/01/2011	5,000,000	5,000,000
HSBC Finance Corporation	7.00	05/15/2012	5,095,000	5,396,104
Invesco Limited	5.38	02/27/2013	1,465,000	1,558,414
Jefferies Group Incorporated	7.75	03/15/2012	3,821,000	4,012,505
Morgan Stanley	3.25	12/01/2011	6,000,000	6,092,418
				41,405,448

Insurance: 2.47%
AON Corporation	7.38	12/14/2012	6,000,000	6,531,450
ASIF Global Financing XIX††	4.90	01/17/2013	3,000,000	3,150,000
Genworth Life Institutional Funding Trust††	5.88	05/03/2013	3,715,000	3,951,274
Hartford Financial Services Group Incorporated	5.25	10/15/2011	6,000,000	6,099,846
Mass Mutual Global Funding II††	3.63	07/16/2012	1,500,000	1,546,080
Metropolitan Life Global Funding I††±	0.68	07/13/2011	5,000,000	5,002,425
Nationwide Financial Services	6.25	11/15/2011	5,868,000	6,015,328
Prudential Financial Incorporated Series MTN	5.10	12/14/2011	3,000,000	3,068,589
				35,364,992

REIT: 2.73%
Duke Realty LP	5.88	08/15/2012	4,000,000	4,208,908
Duke Realty LP	6.25	05/15/2013	1,950,000	2,114,249
ERP Operating LP	6.63	03/15/2012	5,975,000	6,241,079
HCP Incorporated	5.63	02/28/2013	1,000,000	1,066,130
HCP Incorporated	5.95	09/15/2011	5,000,000	5,071,180

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

6

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
REIT (continued)
Health Care REIT Incorporated	8.00%	09/12/2012	$3,986,000	4,273,996
Nationwide Health Properties Incorporated	6.50	07/15/2011	5,602,000	5,637,982
Simon Property Group LP	5.45	03/15/2013	4,800,000	5,153,573
Ventas Realty LP	9.00	05/01/2012	5,000,000	5,342,480
				39,109,577

Health Care: 2.20%

Health Care Equipment & Supplies: 0.21%
Fresenius Medical Care Capital Trust IV	7.88	06/15/2011	3,000,000	3,000,000

Health Care Providers & Services: 1.99%
Aetna Incorporated	5.75	06/15/2011	2,300,000	2,304,188
Anthem Incorporated	6.80	08/01/2012	5,000,000	5,339,235
Cigna Corporation	6.38	10/15/2011	4,000,000	4,085,416
Coventry Health Care Incorporated	5.88	01/15/2012	7,000,000	7,192,150
Express Scripts Incorporated	5.25	06/15/2012	5,251,000	5,476,888
McKesson HBOC Incorporated	5.25	03/01/2013	3,829,000	4,104,267
				28,502,144

Industrials: 2.23%

Aerospace & Defense: 0.29%
BAE Systems Holdings Incorporated††	6.40	12/15/2011	4,000,000	4,125,744

Building Products: 0.44%
Masco Corporation	5.88	07/15/2012	6,000,000	6,273,066

Commercial Services & Supplies: 0.20%
CRH America Incorporated	5.63	09/30/2011	2,808,000	2,851,656

Electrical Equipment: 0.33%
Agilent Technologies Incorporated	4.45	09/14/2012	4,500,000	4,677,678

Machinery: 0.62%
Black & Decker Corporation	7.13	06/01/2011	3,500,000	3,500,000
Case New Holland Incorporated	7.75	09/01/2013	5,000,000	5,437,500
				8,937,500

Road & Rail: 0.35%
CSX Corporation	6.30	03/15/2012	2,000,000	2,087,560
Union Pacific Corporation	6.13	01/15/2012	2,850,000	2,944,113
				5,031,673

Information Technology: 1.92%

Computers & Peripherals: 0.38%
Hewlett-Packard Company	2.95	08/15/2012	265,000	272,275
Seagate Technology HDD Holdings	6.38	10/01/2011	5,000,000	5,075,000
				5,347,275

IT Services: 0.55%
Fiserv Incorporated	6.13	11/20/2012	7,350,000	7,879,156

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

7

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Office Electronics: 0.35%
Xerox Corporation	6.88%	08/15/2011	$5,000,000	5,061,780

Semiconductors & Semiconductor Equipment: 0.64%
Broadcom Corporation††	1.50	11/01/2013	4,000,000	4,009,948
National Semiconductor Corporation	6.15	06/15/2012	4,908,000	5,142,514
				9,152,462

Materials: 1.76%

Chemicals: 0.42%
Dow Chemical Company±	2.52	08/08/2011	6,000,000	6,025,596

Metals & Mining: 0.88%
Barrick Gold Corp††	1.75	05/30/2014	7,000,000	7,012,411
Rio Tinto Alcan Incorporated	4.88	09/15/2012	1,000,000	1,049,982
Teck Cominco Incorporated	7.00	09/15/2012	3,270,000	3,499,610
United States Steel Corporation	5.65	06/01/2013	1,000,000	1,050,000
				12,612,003

Paper & Forest Products: 0.46%
International Paper Company	6.75	09/01/2011	6,470,000	6,563,336

Telecommunication Services: 2.23%

Diversified Telecommunication Services: 1.64%
Bellsouth Corporation††	4.46	04/26/2021	6,000,000	6,193,320
Citizens Communications Company	6.25	01/15/2013	4,500,000	4,736,250
Qwest Corporation±	3.56	06/15/2013	3,000,000	3,082,500
Qwest Corporation	7.88	09/01/2011	3,000,000	3,037,500
Verizon Virginia Incorporated Series A	4.63	03/15/2013	6,070,000	6,417,344
				23,466,914

Wireless Telecommunication Services: 0.59%
AT&T Wireless Services Incorporated	8.13	05/01/2012	4,000,000	4,268,656
Motorola Incorporated	8.00	11/01/2011	4,000,000	4,116,816
				8,385,472

Utilities: 2.32%

Electric Utilities: 2.11%
Allegheny Energy Supply Company LLC††	8.25	04/15/2012	3,000,000	3,181,329
Arizona Public Service Company	6.38	10/15/2011	6,000,000	6,121,170
Carolina Power & Light Company	6.50	07/15/2012	6,000,000	6,385,302
Columbus Southern Power Company±	0.71	03/16/2012	5,000,000	5,011,085
FirstEnergy Corporation Series B	6.45	11/15/2011	5,043,000	5,161,067
Nevada Power Company Series A	8.25	06/01/2011	4,255,000	4,255,000
				30,114,953

Multi-Utilities: 0.21%
DTE Energy Company±	0.95	06/03/2013	3,000,000	2,997,081

Total Corporate Bonds and Notes (Cost $615,141,441)				618,354,765

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

8

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS —May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 6.28%

Arizona: 0.14%
Maricopa County AZ IDA Solid Waste Disposal Waste Management Income Project (Solid Waste Revenue) §±	2.65%	12/01/2031	$2,000,000	2,000,000

California: 0.74%
County of Oakland-Alameda CA (Miscellaneous Revenue)	6.80	06/01/2011	6,000,000	6,000,000
Glendale CA Redevelopment Agency Tax A (Tax Revenue)	3.50	12/01/2012	1,730,000	1,732,768
San Francisco CA International Airport Series E (Airport Revenue)	1.87	05/01/2012	2,900,000	2,916,414
				10,649,182

Florida: 0.03%
Educational Funding of the South Incorporated (Education Revenue) ±	0.56	09/02/2013	454,750	443,704

Illinois: 0.08%
Illinois Finance Authority (Resource Recovery Revenue) ±	1.45	04/01/2013	1,100,000	1,100,198

Indiana: 0.82%
Indiana EDFA AMT Republic Services Incorporated Project (Resource Recovery Revenue) §±	1.85	05/01/2034	5,500,000	5,500,000
Indiana State Development Finance Authority Environmental USX Corporation Project (IDR) §±	5.25	12/01/2022	6,000,000	6,179,580
				11,679,580

Kentucky: 0.79%
Kentucky EDFA Solid Waste Disposal (Resource Recovery Revenue) §±	1.25	04/01/2031	8,250,000	8,250,000
Louisville/Jefferson County KY PCR Louisville Gas and Electric Project Series A (Utilities Revenue) §±	1.90	10/01/2033	3,000,000	3,012,660
				11,262,660

Louisiana: 0.37%
Louisiana Gas and Fuels Tax (Tax Revenue) §±	2.71	05/01/2043	5,250,000	5,231,678

New Hampshire: 0.40%
New Hampshire Business Finance Authority The United Illuminating Company Project (Lease Revenue) §±	7.13	07/01/2027	5,500,000	5,701,740

New York: 0.21%
Babylon NY IDAG Taxable Covanta Babylon Series B (IDR)	4.67	01/01/2012	1,030,000	1,045,069
Onondaga County NY Property Tax Receivables (Lease Revenue)	3.50	04/01/2013	1,910,000	1,911,452
				2,956,521

Ohio: 0.34%
Ohio State Air Quality Development Authority PCR FirstEnergy Series D (IDR) §±	4.75	08/01/2029	1,800,000	1,865,520
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue) ±	1.75	06/01/2013	3,000,000	3,000,000
				4,865,520

Oklahoma: 0.12%
Oklahoma County OK Finance Authority (Lease Revenue)	2.33	11/01/2012	1,725,000	1,739,214

Oregon: 0.31%
Oregon School Boards Association (Miscellaneous Revenue) ^	2.90	06/30/2012	4,500,000	4,442,355

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

9

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS —May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Pennsylvania: 0.38%
Pennsylvania EDFA Services Incorporated (Resource Recovery Revenue) §±	1.70%	04/01/2019	$5,500,000	5,500,220

South Carolina: 0.42%
York County SC Pollution Control (Water & Sewer Revenue) §±	1.00	09/15/2024	6,000,000	6,001,380

Texas: 0.43%
North Texas Tollway Authority (Transportation Revenue)	2.44	09/01/2013	6,000,000	6,125,580

West Virginia: 0.42%
West Virginia Solid Waste Disposal Facilities Amos Project Series A (Utilities Revenue) §±	2.00	01/01/2041	6,000,000	6,064,020

Wisconsin: 0.28%
Marshfield WI Taxable BAN Series B (Utilities Revenue)	2.00	12/01/2011	4,000,000	4,027,560

Total Municipal Bonds and Notes (Cost $89,559,217)				89,791,112

Term Loans: 0.49%
Georgia Pacific Corporation	2.25	12/21/2012	2,793,607	2,789,864
SUPERVALU Incorporated	1.56	06/01/2012	4,249,353	4,220,500
Total Term Loans (Cost $6,933,297)				7,010,364

Yankee Corporate Bonds and Notes: 15.01%

Consumer Discretionary: 0.31%

Multiline Retail: 0.31%
Wesfarmers Limited††	7.00	04/10/2013	4,000,000	4,402,980

Consumer Staples: 1.12%

Food & Staples Retailing: 1.12%
Cia Brasileira de Bebidas	10.50	12/15/2011	5,401,000	5,664,299
SABMiller plc††	6.20	07/01/2011	5,000,000	5,021,430
Woolworths Limited††	5.25	11/15/2011	5,225,000	5,339,527
				16,025,256

Energy: 1.36%

Oil, Gas & Consumable Fuels: 1.36%
Husky Energy Incorporated	6.25	06/15/2012	6,000,000	6,325,044
Noble Corporation	5.88	06/01/2013	7,420,000	8,083,890
Pancanadian Petroleum Encana Corporation	6.30	11/01/2011	4,862,000	4,978,255
				19,387,189

Financials: 9.39%

Capital Markets: 0.41%
BP Capital Markets plc	1.55	08/11/2011	5,870,000	5,882,333

Commercial Banks: 7.76%
ANZ National (International) Limited††	2.38	12/21/2012	3,500,000	3,558,048
Australia & New Zealand Banking Group Limited††±	0.59	06/18/2012	6,000,000	6,006,324
Banco Santander Chile††	2.88	11/13/2012	4,000,000	4,023,096
Barclays Bank plc	2.50	01/23/2013	3,000,000	3,069,519

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

10

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

Security Name	Interest Rate	Maturity Date	Principal	Value
Commercial Banks (continued)
Commonwealth Bank of Australia††±	0.86%	03/19/2013	$4,500,000	4,508,046
European Investment Bank	2.63	11/15/2011	7,000,000	7,075,992
ING Bank NV††±	1.36	03/15/2013	6,000,000	6,022,332
ING Bank NV††	2.63	02/09/2012	10,000,000	10,147,460
Landwirt Rentenbank	3.13	06/15/2011	5,000,000	5,003,770
Nordea Eiendomskreditt††	1.88	04/07/2014	12,500,000	12,709,613
Royal Bank Scotland plc††	1.45	10/20/2011	4,000,000	4,016,712
Stadshypotek AB††	1.45	09/30/2013	12,500,000	12,575,688
Svenska Handelsbanken AB††	2.88	09/14/2012	2,507,000	2,571,016
SwedBank AB††	2.80	02/10/2012	4,000,000	4,070,344
SwedBank AB††	3.00	12/22/2011	6,000,000	6,087,924
Westpac Banking Corporation††±	0.50	12/14/2012	5,000,000	5,001,525
Westpac Banking Corporation	2.25	11/19/2012	3,000,000	3,063,279
Xstrata Finance Canada Limited††	5.50	11/16/2011	11,245,000	11,490,456
				111,001,144

Diversified Financial Services: 1.22%
Abbey National Treasury Services plc±	0.48	08/16/2011	5,000,000	4,996,515
Amvescap plc	5.63	04/17/2012	4,250,000	4,433,545
Kommunalbanken AS	3.25	06/15/2011	8,000,000	8,007,456
				17,437,516

Industrials: 0.78%

Building Products: 0.78%
Lafarge SA	6.15	07/15/2011	7,011,000	7,057,770
Tyco Electronics Group SA	6.00	10/01/2012	3,830,000	4,078,471
				11,136,241

Materials: 0.56%

Metals & Mining: 0.56%
Arcelormittal	5.38	06/01/2013	7,500,000	8,016,090

Telecommunication Services: 1.49%

Diversified Telecommunication Services: 1.14%
British Telecommunications plc	5.15	01/15/2013	3,553,000	3,781,426
Telecom Italia Capital	6.20	07/18/2011	6,300,000	6,342,090
Telefonica Emisiones SAU	2.58	04/26/2013	6,145,000	6,233,599
				16,357,115

Wireless Telecommunication Services: 0.35%
Vodafone Group plc±	0.65	06/15/2011	5,000,000	5,000,685

Total Yankee Corporate Bonds and Notes (Cost $213,559,292)				214,646,549

Short-Term Investments: 11.23%

Corporate Bonds and Notes: 0.03%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	215,459	90,773
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	611,799	342,607
				433,380

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

11

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND	PORTFOLIO OF INVESTMENTS —May 31, 2011 (UNAUDITED)

Security Name		Interest Rate	Maturity Date	Principal	Value
US Treasury Securities: 0.08%
US Treasury Bill#^		0.00%	06/23/2011	$800,000	$799,983
US Treasury Bill#^		0.00	06/23/2011	100,000	100,000
US Treasury Bill#^		0.02	06/23/2011	100,000	99,999
US Treasury Bill#^		0.03	06/23/2011	200,000	199,996
					1,199,978

		Yield		Shares

Investment Companies: 11.12%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)		0.05		158,978,235	158,978,235

Total Short-Term Investments (Cost $160,394,695)					160,611,593

Total Investments in Securities (Cost $1,457,338,339)*	101.25%				1,447,608,646
Other Assets and Liabilities, Net	(1.25)				(17,860,552)

Total Net Assets	100.00%				$1,429,748,094

(w)	This security is a structured note which generates income based on a coupon formula (-1,500 * 1 month LIBOR + 15,573.5%) and the prepayment behavior of the underlying collateral. The coupon is subject to a mandatory cap of 15,573.5% and a mandatory floor of 11%. The current interest rate is (-1500*0.19%)+15,573.5% = 15,288.5%.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(c)	Interest-only securities entitle holders to receive only the interest payments on the underlying mortgages. The principal amount shown is the notional amount of the underlying mortgages. Interest rate disclosed represents the coupon rate.
«	All or a portion of this security is on loan.
(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.
††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.
(i)	Illiquid security
(v)	Security represents investment of cash collateral received from securities on loan.
(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
§	These securities are subject to a demand feature which reduces the effective maturity.
±	Variable rate investments.
^	Zero coupon security. Rate represents yield to maturity.
¥	A payment-in-kind (PIK) security is a security in which the issuer may make interest or dividend payments in cash or additional securities. These additional securities generally have the same terms as the original holdings.

*	Cost for federal income tax purposes is $1,457,339 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,945,806
Gross unrealized depreciation	(20,675,499)

Net unrealized depreciation	($9,729,693)

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

12

WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (unaudited)

The following notes are to be read in conjunction with the Portfolio of Investments for Wells Fargo Advantage Ultra Short-Term Income Fund (the “Fund”)

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. The Fund continues to receive interest or dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Fund on the next business day. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund lends its securities through an unaffiliated securities lending agent. Cash collateral received in connection with its securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an investment advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique.

In a securities lending transaction, the net asset value of the Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Fund’s former securities lending agent, as the various participating funds’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Fund. In order to eliminate the fluctuation of the various participating funds’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Fund recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each participating Fund’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each participating Fund’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each participating Fund’s percentage ownership of the joint account as of such date.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Term loans

The Fund may invest in term loans. The loans are marked-to-market daily and the Fund begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Fund assumes the credit risk of the borrower and there could be potential loss to the Fund in the event of default by the borrower.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similarsecurities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Agency securities	$0	$88,143,791	$0	$88,143,791
Asset-backed securities	0	164,269,373	35,504	164,304,877
Non-Agency mortgage backed securities	0	99,746,937	4,998,658	104,745,595
Corporate bonds and notes	0	615,512,001	2,842,764	618,354,765
Municipal bonds and notes	0	89,791,112	0	89,791,112
Term loans	0	7,010,364	0	7,010,364
Yankee corporate bonds and notes	0	214,646,549	0	214,646,549
Short-term investments
Corporate bonds and notes	0	0	433,380	433,380
Investment companies	158,978,235	0	0	158,978,235
US Treasury obligations	0	1,199,978	0	1,199,978

Total	$158,978,235	$1,280,320,105	$8,310,306	$1,447,608,646

As of May 31, 2011, the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$(460,470)	$0	$0	$(460,470)

Transfers in and transfers out are recognized at the end of the reporting period. For the nine months ended May 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Asset backed securities	Non-Agency mortgage backed securities	Corporate bonds and notes	Totals
Balance as of August 31, 2010	$7,361,148	$3,728	$3,696,928	$11,061,804
Accrued discounts (premiums)	0	(62)	(45,307)	(45,369)
Realized gains (losses)	(1,278,465)	(2,442)	(8,016)	(1,288,923)
Change in unrealized gains (losses)	735,880	(36,907)	47,604	746,577
Purchases	416,941	5,818,436	0	6,235,377
Sales	(7,200,000)	(784,095)	(415,065)	(8,399,160)
Balance as of May 31, 2011	$35,504	$4,998,658	$3,276,144	$8,310,306

Change in unrealized gains (losses) included in earnings relating to securities still held at May 31, 2011	$(3,769)	$(33,179)	$(66,362)	$(103,310)

Derivative transactions

During the nine months ended May 31, 2011, the Fund entered into futures contracts to gain market exposure.

At May 31, 2011, the Fund had long and short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Contract Amount	Value at May 31, 2011	Net Unrealized Gains (Losses)
September 2011	1,204 Short	2-Year U.S. Treasury Notes	$263,466,776	$263,901,750	$(434,974)
September 2011	35 Short	5-Year U.S. Treasury Notes	4,144,426	4,169,922	(25,496)

The Fund had an average notional amount of $160,857,954 in futures contracts, during the nine months ended May 31, 2011.

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
Municipal Bonds and Notes: 98.69%

Guam: 1.25%
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	6.00%	11/01/2026	$2,000,000	2,061,660

Nevada: 3.58%
Clark County NV School District Series B (Tax Revenue, NATL-RE FGIC Insured)	5.00	06/15/2018	3,500,000	3,830,120
Clark County NV Series C (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	5.38	07/01/2018	2,000,000	2,071,220
				5,901,340

North Carolina: 78.24%
Board of Governors of the University of North Carolina Series 1 (Education Revenue)	5.00	10/01/2034	4,235,000	4,339,096
Buncombe County NC COP Series B (Lease Revenue)	5.00	06/01/2013	500,000	543,465
Cape Fear Public Utility Authority North Carolina (Water & Sewer Revenue)	5.00	08/01/2035	5,000,000	5,157,600
Charlotte NC Certifications Partner Series E (Lease Revenue)	5.00	06/01/2023	3,650,000	3,976,274
Charlotte NC Series A (Airport Revenue)	5.50	07/01/2034	2,500,000	2,603,225
Charlotte NC Series B (Airport Revenue)	5.00	07/01/2020	1,480,000	1,566,876
Charlotte NC Series B (Airport Revenue)	5.50	07/01/2024	810,000	843,745
Charlotte-Mecklenburg NC Hospital Authority (Health Revenue)	5.00	01/15/2027	1,885,000	1,935,367
Columbus County NC Industrial Facilities & Pollution Control Financing Authority Series A (IDR)	5.85	12/01/2020	3,450,000	3,450,897
County of Cumberland NC Series B1 (Lease Revenue)	5.00	12/01/2019	790,000	916,511
County of Forsyth NC Public Facilities & Equipment Project (Lease Revenue)	5.00	10/01/2016	1,125,000	1,299,825
County of Forsyth NC Public Facilities & Equipment Project (Lease Revenue)	5.00	10/01/2017	3,745,000	4,260,087
County of Nash NC (Miscellaneous Revenue, Assured Guaranty Insured)	5.00	10/01/2030	2,750,000	2,843,088
County of New Hanover NC (Health Revenue, AGM Insured)	5.13	10/01/2031	1,800,000	1,829,772
Johnston NC Memorial Hospital Authority (Health Revenue)	5.25	10/01/2036	5,000,000	5,059,700
Mecklenburg County NC COP Series B (Lease Revenue)	5.00	02/01/2018	700,000	813,967
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	03/01/2017	3,000,000	3,532,140
Mecklenburg County NC Public Facilities Corporation (Miscellaneous Revenue)	5.00	03/01/2022	1,035,000	1,173,245
North Carolina Capital Facilities Finance Agency (Resource Recovery Revenue) ±	3.38	08/01/2014	1,100,000	1,124,651
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	5.00	01/01/2021	5,000,000	5,932,750
North Carolina Eastern Municipal Power Agency Series A (Utilities Revenue)	6.50	01/01/2018	3,750,000	4,543,650
North Carolina Housing Finance Agency Series 25-A (Housing Revenue) ±	4.65	07/01/2021	2,925,000	2,938,046
North Carolina Housing Finance Agency Series 8-A (Housing Revenue)	6.10	07/01/2013	210,000	210,538
North Carolina Housing Finance Agency Series 9-A (Housing Revenue)	5.60	07/01/2016	1,775,000	1,777,485
North Carolina Medical Care Commision Healthcare Facilities (Health Revenue)	5.00	01/01/2018	500,000	547,130
North Carolina Medical Care Commission Baptist Hospital Project (Health Revenue)	5.25	06/01/2029	2,000,000	2,043,160
North Carolina Medical Care Commission Hugh Chatam Memorial Hospital Project (Health Revenue, Radian Insured)	5.50	10/01/2020	1,095,000	1,098,515
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.40	10/01/2027	1,000,000	876,500
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.50	10/01/2031	2,000,000	1,686,540
North Carolina Medical Care Commission Presbyterian Homes Project (Health Revenue)	5.60	10/01/2036	1,500,000	1,237,050

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

1

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

Security Name	Interest Rate	Maturity Date	Principal	Value
North Carolina (continued)
North Carolina Medical Care Commission Retirement Facilities (Health Revenue)	6.38%	07/01/2023	$3,000,000	3,391,140
North Carolina Medical Care Commission Southeastern Regional Medical Center Project (Health Revenue)	5.50	06/01/2015	2,365,000	2,455,154
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue)	5.00	07/01/2033	1,000,000	895,320
North Carolina Medical Care Commission Stanley Memorial Hospital Project (Health Revenue, AMBAC Insured)	5.38	10/01/2014	3,230,000	3,235,620
North Carolina Medical Care Commission Transylvania Community Hospital Incorporated Project (Health Revenue)	5.50	10/01/2012	260,000	259,649
North Carolina Medical Care Commission Transylvania Community Hospital Incorporated Project (Health Revenue)	5.75	10/01/2019	1,090,000	1,055,938
North Carolina Municipal Power Agency No. 1 Catawba Nuclear Power Project (Utilities Revenue)	5.50	01/01/2013	3,415,000	3,585,579
North Carolina Municipal Power Agency No. 1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	01/01/2021	2,720,000	3,030,842
North Carolina Municipal Power Agency No. 1 Catawba Nuclear Power Project Series A (Utilities Revenue)	5.00	01/01/2030	1,000,000	1,029,840
North Carolina Ports Authority Series B (Port, Airport, & Marina Authority Revenue)	5.00	02/01/2025	3,540,000	3,592,003
North Carolina State Capital Improvement Limited Serieis A (Miscellaneous Revenue)	5.00	05/01/2026	4,455,000	4,816,746
North Carolina Turnpike Authority Series A (Transportation Revenue, Assured Guaranty Insured)	5.75	01/01/2039	6,500,000	6,750,250
Raleigh Durham Airport Authority Series B-1 (Airport Revenue)	5.00	11/01/2028	2,500,000	2,632,175
Raleigh NC Series A (Water & Sewer Revenue)	5.00	03/01/2036	5,000,000	5,142,100
University of North Carolina at Chapel Hill Series A (Education Revenue)	5.00	12/01/2034	3,100,000	3,202,021
University of North Carolina Wilmington Student Housing Project COP (Education Revenue)	5.00	06/01/2022	1,000,000	1,044,590
Wake County NC (Miscellaneous Revenue)	5.00	01/01/2027	5,930,000	6,415,252
Wake County NC Industrial Facilities & PCFA (IDR)	5.38	02/01/2017	5,000,000	5,189,100
Winston Salem NC Water & Sewer System (Water & Sewer Revenue)	4.00	06/01/2017	1,000,000	1,130,850
				129,015,064

Puerto Rico: 5.87%
Puerto Rico Electric Power Authority Series UU (Utilities Revenue, AGM Insured) ±	0.72	07/01/2029	6,000,000	4,115,100
Puerto Rico Highway & Transportation Authority Series AA-1 (Tax Revenue, AGM Insured)	4.95	07/01/2026	3,000,000	3,006,390
Puerto Rico Municipal Finance Agency Series A (Miscellaneous Revenue)	5.25	08/01/2014	1,500,000	1,552,275
Puerto Rico Public Finance Corporation Commonwealth Appropriation Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC, NATL-RE Insured) ±	5.25	08/01/2029	1,000,000	1,013,680
				9,687,445

Tennessee: 1.78%
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2026	1,020,000	972,560
Tennessee Energy Acquisition Corporation Series C (Energy Revenue)	5.00	02/01/2021	2,000,000	1,966,340
				2,938,900

Texas: 1.19%
Texas Municipal Gas Acquisition & Supply Corporation Series D (Energy Revenue)	5.63	12/15/2017	1,825,000	1,957,659

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

2

PORTFOLIO OF INVESTMENTS — May 31, 2011 (UNAUDITED)

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

Security Name		Interest Rate	Maturity Date	Principal	Value
Virgin Islands: 6.78%
Virgin Islands PFA (Miscellaneous Revenue)		5.00%	10/01/2029	$1,000,000	931,700
Virgin Islands PFA (Miscellaneous Revenue)		6.75	10/01/2019	3,500,000	3,795,295
Virgin Islands PFA Series A (Miscellaneous Revenue)		6.75	10/01/2037	2,500,000	2,611,950
Virgin Islands PFA Series B (Miscellaneous Revenue)		5.00	10/01/2025	1,000,000	990,350
Virgin Islands PFA Series C (Miscellaneous Revenue)		5.00	10/01/2014	1,710,000	1,839,208
Virgin Islands PFA Series C (Miscellaneous Revenue)		5.00	10/01/2022	1,000,000	1,016,627
					11,185,130

Total Municipal Bonds and Notes (Cost $157,646,960)					162,747,198

		Yield		Shares
Short-Term Investments: 0.11%
Investment Companies: 0.11%
Wells Fargo Advantage National Tax-Free Money Market Fund(l)(u)		0.01		176,901	176,901

Total Short-Term Investments (Cost $176,901)					176,901

Total Investments in Securities (Cost $157,823,861)*	98.80%				$162,924,099
Other Assets and Liabilities, Net	1.20				1,976,708

Total Net Assets	100.00%				$164,900,807

(l)	Investment in an affiliate.
(u)	Rate shown is the 7-day annualized yield at period end.
±	Variable rate investments.
*	Cost for federal income tax purposes is $157,823,861 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$5,989,132
Gross unrealized depreciation	(888,894)

Net unrealized appreciation	$5,100,238

The Portfolio of Investments should be read in conjunction with the Financial Statements and Notes to Financial Statements which are included in the Fund’s audited Annual Report and Semi-Annual Report. These reports include additional information about the Fund’s security valuation policies and about certain security types invested in by the Fund.

3

WELLS FARGO ADVANTAGE NORTH CAROLINA TAX-FREE FUND

NOTES TO PORTFOLIO OF INVESTMENTS – May 31, 2011 (UNAUDITED)

The following notes are to be reading conjunction with the Portfolio of Investments for Wells Fargo Advantage North Carolina Tax-Free Fund (the “Fund”).

Security valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 –	significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$162,747,198	$0	$162,747,198
Short-term investments
Investment companies	176,901	0	0	176,901

Total	$176,901	$162,747,198	$0	$162,924,099

The following is a list of common abbreviations for terms and entities which may have appeared in the portfolio of investments.

ABAG — Association of Bay Area Governments

ACB — Agricultural Credit Bank

ADR — American Depositary Receipt

ADS — American Depository Shares

AGC-ICC — Assured Guaranty Corporation - Insured Custody Certificates

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

ARM — Adjustable Rate Mortgages

AUD — Australian Dollar

BAN — Bond Anticipation Notes

BART — Bay Area Rapid Transit

BHAC — Berkshire Hathaway Assurance Corporation

BRL — Brazil Real

CAD — Canadian Dollar

CDA — Community Development Authority

CDO — Collateralized Debt Obligation

CDSC — Contingent Deferred Sales Charge

CGIC — Capital Guaranty Insurance Company

CGY — Capital Guaranty Corporation

CHF — Swiss Franc

CIFG — CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP — Certificate of Participation

CP — Commercial Paper

CR — Custody Receipts

CTF — Common Trust Fund

DEM — Deutsche Mark

DKK — Danish Krone

DRIVER — Derivative Inverse Tax-Exempt Receipts

DW&P — Department of Water & Power

DWR — Department of Water Resources

ECFA — Educational & Cultural Facilities Authority

EDFA — Economic Development Finance Authority

ETET — Eagle Tax-Exempt Trust

ETF — Exchange-Traded Fund

EUR — Euro

FFCB — Federal Farm Credit Bank

FGIC — Financial Guaranty Insurance Corporation

FHA — Federal Housing Authority

FHAG — Federal Housing Agency

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

FRF — French Franc

FSA — Farm Service Agency

GBP — Great British Pound

GDR — Global Depositary Receipt

GNMA — Government National Mortgage Association

GO — General Obligation

HCFR — Healthcare Facilities Revenue

HEFA — Health & Educational Facilities Authority

HEFAR — Higher Education Facilities Authority Revenue

HFA — Housing Finance Authority

HFFA — Health Facilities Financing Authority

HKD — Hong Kong Dollar

HUD — Housing & Urban Development

HUF — Hungarian Forint

IDA — Industrial Development Authority

IDAG — Industrial Development Agency

IDR — Industrial Development Revenue

IEP — Irish Pound

JPY — Japanese Yen

KRW — Republic of Korea Won

LIBOR — London Interbank Offered Rate

LLC — Limited Liability Company

LLP — Limited Liability Partnership

LOC — Letter of Credit

LP — Limited Partnership

MBIA — Municipal Bond Insurance Association

MFHR — Multi-Family Housing Revenue

MFMR — Multi-Family Mortgage Revenue

MMD — Municipal Market Data

MSTR — Municipal Securities Trust Receipts

MTN — Medium Term Note

MUD — Municipal Utility District

MXN — Mexican Peso

MYR — Malaysian Ringgit

NATL-RE — National Public Finance Guarantee Corporation

NLG — Netherlands Guilder

NOK — Norwegian Krone

NZD — New Zealand Dollar

PCFA — Pollution Control Finance Authority

PCR — Pollution Control Revenue

PFA — Public Finance Authority

PFFA — Public Facilities Financing Authority

PFOTER — Puttable Floating Option Tax-Exempt Receipts

plc — Public Limited Company

PLN — Polish Zloty

PSFG — Public School Fund Guaranty

PUTTER — Puttable Tax-Exempt Receipts

R&D — Research & Development

RDA — Redevelopment Authority

RDFA — Redevelopment Finance Authority

REIT — Real Estate Investment Trust

ROC — Reset Option Certificates

SEK — Swedish Krona

SFHR — Single Family Housing Revenue

SFMR — Single Family Mortgage Revenue

SGD — Singapore Dollar

SKK — Slovakian Koruna

SLMA — Student Loan Marketing Association

SPDR — Standard & Poor’s Depositary Receipts

STIT — Short-Term Investment Trust

TAN — Tax Anticipation Notes

TBA — To Be Announced

TIPS — Treasury Inflation-Protected Securities

TRAN — Tax Revenue Anticipation Notes

TCR — Transferable Custody Receipts

TRY — Turkish Lira

TTFA — Transportation Trust Fund Authority

USD — Unified School District

XLCA — XL Capital Assurance

ZAR — South African Rand

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: July 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch
Karla M. Rabusch
President

Date: July 27, 2011

By:	/s/ Kasey L. Phillips
Kasey L. Phillips
Treasurer

Date: July 27, 2011